UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

WisdomTree Europe Hedged Equity Fund

Ticker: HEDJ

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree Europe Hedged Equity Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Europe Hedged Equity Fund	$60	0.60%

How did the Fund perform last year and what affected its performance?

The Fund returned 0.98% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI EMU Local Currency Index, which returned 6.79% in local currency terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Information Technology and Communication Services, primarily due to strong allocation and stock selection effects in each.

  Energy also contributed positively to performance, driven by strong allocation effects.

  Consumer Discretionary and Financials detracted significantly from performance due to poor stock selection and allocation effects in each.

  The Fund benefited from its exposure to Spain, primarily due to strong allocation effects.

  Finland also contributed modestly to performance, driven by positive stock selection effects.

  Italy and France detracted significantly from performance due to poor stock selection effects.

  The Fund’s currency hedge was also additive, as positive carry effects from hedging the Euro offset the slight headwind from it strengthening slightly versus the dollar.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI EMU Local Currency Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree Europe Hedged Equity Fund $19,816	MSCI EMU Local Currency Index $17,614	WisdomTree Europe Hedged Equity Index $20,597
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,785	$9,855	$9,785
5/31/15	$9,814	$9,897	$9,810
6/30/15	$9,403	$9,507	$9,406
7/31/15	$9,829	$9,953	$9,840
8/31/15	$8,864	$9,114	$8,880
9/30/15	$8,393	$8,692	$8,409
10/31/15	$9,354	$9,535	$9,378
11/30/15	$9,675	$9,816	$9,704
12/31/15	$8,958	$9,254	$8,989
1/31/16	$8,544	$8,669	$8,574
2/29/16	$8,337	$8,406	$8,369
3/31/16	$8,615	$8,639	$8,655
4/30/16	$8,655	$8,743	$8,695
5/31/16	$8,888	$8,930	$8,926
6/30/16	$8,469	$8,393	$8,507
7/31/16	$8,958	$8,822	$9,008
8/31/16	$9,093	$8,941	$9,155
9/30/16	$9,117	$8,943	$9,177
10/31/16	$9,219	$9,059	$9,287
11/30/16	$9,142	$9,028	$9,217
12/31/16	$9,791	$9,655	$9,887
1/31/17	$9,725	$9,561	$9,832
2/28/17	$10,152	$9,812	$10,266
3/31/17	$10,700	$10,343	$10,824
4/30/17	$11,042	$10,580	$11,181
5/31/17	$11,110	$10,749	$11,237
6/30/17	$10,769	$10,478	$10,894
7/31/17	$10,769	$10,516	$10,902
8/31/17	$10,703	$10,468	$10,838
9/30/17	$11,220	$10,932	$11,361
10/31/17	$11,510	$11,196	$11,656
11/30/17	$11,208	$10,970	$11,352
12/31/17	$11,118	$10,874	$11,270
1/31/18	$11,470	$11,223	$11,632
2/28/18	$11,056	$10,798	$11,221
3/31/18	$10,917	$10,572	$11,078
4/30/18	$11,384	$11,085	$11,548
5/31/18	$11,344	$10,923	$11,493
6/30/18	$11,290	$10,827	$11,440
7/31/18	$11,693	$11,202	$11,860
8/31/18	$11,386	$10,904	$11,541
9/30/18	$11,288	$10,873	$11,437
10/31/18	$10,668	$10,169	$10,825
11/30/18	$10,641	$10,082	$10,802
12/31/18	$10,088	$9,488	$10,249
1/31/19	$10,741	$10,085	$10,913
2/28/19	$11,183	$10,481	$11,368
3/31/19	$11,390	$10,618	$11,586
4/30/19	$12,038	$11,164	$12,252
5/31/19	$11,324	$10,506	$11,506
6/30/19	$12,000	$11,045	$12,203
7/31/19	$12,036	$11,058	$12,245
8/31/19	$11,780	$10,921	$11,990
9/30/19	$12,209	$11,326	$12,436
10/31/19	$12,325	$11,465	$12,559
11/30/19	$12,668	$11,767	$12,919
12/31/19	$12,811	$11,902	$13,072
1/31/20	$12,388	$11,695	$12,645
2/29/20	$11,292	$10,767	$11,526
3/31/20	$9,438	$8,914	$9,630
4/30/20	$10,228	$9,493	$10,446
5/31/20	$10,610	$9,943	$10,839
6/30/20	$11,143	$10,430	$11,382
7/31/20	$11,049	$10,284	$11,295
8/31/20	$11,395	$10,646	$11,656
9/30/20	$11,505	$10,451	$11,772
10/31/20	$10,858	$9,867	$11,119
11/30/20	$12,280	$11,555	$12,597
12/31/20	$12,440	$11,783	$12,768
1/31/21	$12,421	$11,627	$12,756
2/28/21	$12,518	$12,045	$12,861
3/31/21	$13,609	$12,838	$13,986
4/30/21	$13,830	$13,115	$14,209
5/31/21	$14,226	$13,442	$14,535
6/30/21	$14,434	$13,582	$14,835
7/31/21	$14,749	$13,761	$15,171
8/31/21	$15,077	$14,099	$15,518
9/30/21	$14,461	$13,623	$14,888
10/31/21	$14,944	$14,182	$15,394
11/30/21	$14,547	$13,715	$14,995
12/31/21	$15,372	$14,392	$15,859
1/31/22	$14,796	$13,890	$15,273
2/28/22	$14,106	$13,163	$14,563
3/31/22	$14,159	$13,071	$14,622
4/30/22	$14,126	$12,816	$14,589
5/31/22	$14,163	$12,889	$14,612
6/30/22	$12,804	$11,702	$13,209
7/31/22	$13,759	$12,556	$14,207
8/31/22	$12,978	$11,924	$13,390
9/30/22	$12,347	$11,170	$12,745
10/31/22	$13,338	$12,054	$13,773
11/30/22	$14,411	$13,063	$14,898
12/31/22	$13,807	$12,595	$14,277
1/31/23	$15,117	$13,808	$15,642
2/28/23	$15,752	$14,034	$16,307
3/31/23	$16,134	$14,134	$16,698
4/30/23	$16,163	$14,344	$16,708
5/31/23	$15,713	$13,989	$16,224
6/30/23	$16,504	$14,522	$17,043
7/31/23	$16,954	$14,801	$17,515
8/31/23	$16,411	$14,344	$16,947
9/30/23	$16,060	$13,883	$16,589
10/31/23	$15,524	$13,430	$16,042
11/30/23	$16,803	$14,495	$17,357
12/31/23	$17,451	$14,963	$18,045
1/31/24	$17,728	$15,286	$18,342
2/29/24	$18,772	$15,792	$19,435
3/31/24	$19,623	$16,494	$20,329
4/30/24	$18,992	$16,177	$19,651
5/31/24	$19,285	$16,619	$19,940
6/30/24	$18,842	$16,206	$19,480
7/31/24	$18,520	$16,275	$19,154
8/31/24	$18,783	$16,539	$19,434
9/30/24	$18,742	$16,708	$19,404
10/31/24	$18,107	$16,149	$18,754
11/30/24	$18,153	$16,155	$18,811
12/31/24	$18,437	$16,376	$19,117
1/31/25	$19,892	$17,566	$20,647
2/28/25	$20,657	$18,173	$21,477
3/31/25	$19,816	$17,614	$20,597

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	0.98%	15.99%	7.08%
MSCI EMU Local Currency Index	6.79%	14.59%	5.82%
WisdomTree Europe Hedged Equity Index	1.32%	16.42%	7.49%

Key Fund Statistics

  Total Net Assets$1,670,778,441
  # of Portfolio Holdings132
  Portfolio Turnover Rate35%
  Investment Advisory Fees Paid$9,729,820

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Banco Bilbao Vizcaya Argentaria SA	7.1%
Deutsche Telekom AG	5.8%
Banco Santander SA	4.5%
LVMH Moet Hennessy Louis Vuitton SE	4.4%
Siemens AG	4.3%
Sanofi SA	4.2%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.8%
SAP SE	3.0%
L'Oreal SA	2.7%
ASML Holding NV	2.5%

Sector Breakdown (% of Net Assets)

Industrials	22.8%
Financials	20.4%
Consumer Staples	11.9%
Consumer Discretionary	11.4%
Information Technology	8.3%
Materials	7.9%
Health Care	7.7%
Communication Services	7.3%
Energy	2.0%
Other Sectors	0.0%Footnote Reference*
Other Assets and Liabilities (Net)	0.3%
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Europe Hedged Equity Fund

Annual Shareholder Report - March 31, 2025

Ticker: HEDJ

HEDJ - 032025

WisdomTree Europe Hedged SmallCap Equity Fund

Ticker: EUSC

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree Europe Hedged SmallCap Equity Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Europe Hedged SmallCap Equity Fund	$87	0.81%

How did the Fund perform last year and what affected its performance?

The Fund returned 13.80% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the MSCI EMU Small Cap Local Currency Index, which returned 3.34% in local currency terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited significantly from its exposures to Financials, driven by a mix of strong allocation and stock selection effects.

  Industrials were also additive due to strong stock selection impacts.

  Health Care and Utilities also contributed positively to performance, supported by favorable allocation and selection effects.

  Materials and Consumer Discretionary detracted from performance due to poor stock selection effects.

  The Fund benefited meaningfully from its exposures to Italy and Germany, each driven by a mix of strong allocation and stock selection effects.

  Finland and France also contributed positively to performance, primarily due to strong stock selection effects.

  Netherlands and Belgium detracted from performance due to poor stock selection effects.

  The Fund’s currency hedge detracted slightly from performance as the Euro strengthened slightly versus the dollar.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI EMU Local Currency Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree Europe Hedged SmallCap Equity Fund	MSCI EMU Local Currency Index	MSCI EMU Small Cap Local Currency Index	WisdomTree Europe Hedged SmallCap Equity Index
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,035	$9,855	$10,020	$10,044
5/31/15	$10,189	$9,897	$10,188	$10,186
6/30/15	$9,814	$9,507	$9,820	$9,814
7/31/15	$10,272	$9,953	$10,342	$10,266
8/31/15	$9,540	$9,114	$9,795	$9,534
9/30/15	$9,209	$8,692	$9,403	$9,194
10/31/15	$9,893	$9,535	$10,093	$9,883
11/30/15	$10,153	$9,816	$10,375	$10,141
12/31/15	$9,935	$9,254	$10,241	$9,940
1/31/16	$9,267	$8,669	$9,480	$9,269
2/29/16	$9,231	$8,406	$9,340	$9,235
3/31/16	$9,617	$8,639	$9,718	$9,629
4/30/16	$9,754	$8,743	$9,825	$9,761
5/31/16	$10,052	$8,930	$10,136	$10,053
6/30/16	$9,313	$8,393	$9,383	$9,301
7/31/16	$9,936	$8,822	$9,951	$9,939
8/31/16	$9,936	$8,941	$10,061	$9,951
9/30/16	$10,006	$8,943	$10,182	$10,016
10/31/16	$10,112	$9,059	$10,105	$10,146
11/30/16	$9,948	$9,028	$9,941	$9,996
12/31/16	$10,717	$9,655	$10,571	$10,780
1/31/17	$10,816	$9,561	$10,694	$10,882
2/28/17	$11,076	$9,812	$10,985	$11,167
3/31/17	$11,696	$10,343	$11,525	$11,793
4/30/17	$12,176	$10,580	$11,989	$12,275
5/31/17	$12,499	$10,749	$12,331	$12,587
6/30/17	$12,261	$10,478	$12,059	$12,361
7/31/17	$12,429	$10,516	$12,248	$12,542
8/31/17	$12,366	$10,468	$12,291	$12,462
9/30/17	$12,898	$10,932	$12,891	$12,993
10/31/17	$13,087	$11,196	$13,089	$13,170
11/30/17	$13,028	$10,970	$12,932	$13,102
12/31/17	$13,108	$10,874	$13,140	$13,209
1/31/18	$13,482	$11,223	$13,594	$13,577
2/28/18	$13,192	$10,798	$13,209	$13,300
3/31/18	$12,852	$10,572	$12,937	$12,917
4/30/18	$13,347	$11,085	$13,384	$13,425
5/31/18	$13,108	$10,923	$13,266	$13,154
6/30/18	$12,939	$10,827	$13,059	$12,979
7/31/18	$13,204	$11,202	$13,297	$13,270
8/31/18	$12,999	$10,904	$13,194	$13,047
9/30/18	$13,007	$10,873	$12,941	$13,042
10/31/18	$12,104	$10,169	$11,911	$12,120
11/30/18	$12,027	$10,082	$11,635	$12,054
12/31/18	$11,350	$9,488	$10,848	$11,369
1/31/19	$12,313	$10,085	$11,758	$12,335
2/28/19	$12,720	$10,481	$12,126	$12,746
3/31/19	$12,922	$10,618	$12,319	$12,951
4/30/19	$13,491	$11,164	$12,931	$13,518
5/31/19	$12,618	$10,506	$12,101	$12,615
6/30/19	$13,269	$11,045	$12,666	$13,278
7/31/19	$13,111	$11,058	$12,722	$13,122
8/31/19	$12,922	$10,921	$12,507	$12,937
9/30/19	$13,410	$11,326	$12,805	$13,433
10/31/19	$13,824	$11,465	$13,118	$13,860
11/30/19	$14,327	$11,767	$13,603	$14,375
12/31/19	$14,579	$11,902	$13,907	$14,617
1/31/20	$14,278	$11,695	$13,671	$14,323
2/29/20	$13,233	$10,767	$12,725	$13,276
3/31/20	$10,386	$8,914	$10,077	$10,417
4/30/20	$11,419	$9,493	$11,095	$11,468
5/31/20	$11,849	$9,943	$11,714	$11,898
6/30/20	$12,022	$10,430	$12,059	$12,064
7/31/20	$12,035	$10,284	$12,105	$12,095
8/31/20	$12,570	$10,646	$12,657	$12,635
9/30/20	$12,506	$10,451	$12,648	$12,569
10/31/20	$11,811	$9,867	$11,829	$11,874
11/30/20	$13,795	$11,555	$13,987	$13,903
12/31/20	$14,238	$11,783	$14,670	$14,354
1/31/21	$14,376	$11,627	$14,895	$14,508
2/28/21	$14,753	$12,045	$15,466	$14,887
3/31/21	$15,630	$12,838	$16,281	$15,769
4/30/21	$15,976	$13,115	$16,806	$16,119
5/31/21	$16,436	$13,442	$17,251	$16,513
6/30/21	$16,359	$13,582	$17,133	$16,483
7/31/21	$16,888	$13,761	$17,534	$17,022
8/31/21	$17,300	$14,099	$18,148	$17,441
9/30/21	$16,685	$13,623	$17,554	$16,831
10/31/21	$17,225	$14,182	$18,064	$17,386
11/30/21	$16,765	$13,715	$17,387	$16,937
12/31/21	$17,462	$14,392	$18,082	$17,649
1/31/22	$17,118	$13,890	$17,377	$17,309
2/28/22	$16,416	$13,163	$16,837	$16,581
3/31/22	$16,385	$13,071	$16,913	$16,544
4/30/22	$16,418	$12,816	$16,783	$16,570
5/31/22	$16,569	$12,889	$16,813	$16,689
6/30/22	$14,929	$11,702	$14,698	$15,026
7/31/22	$15,542	$12,556	$15,467	$15,650
8/31/22	$14,861	$11,924	$14,699	$14,970
9/30/22	$13,710	$11,170	$13,303	$13,804
10/31/22	$14,777	$12,054	$14,373	$14,892
11/30/22	$15,716	$13,063	$15,229	$15,861
12/31/22	$15,510	$12,595	$14,985	$15,654
1/31/23	$16,787	$13,808	$16,411	$16,956
2/28/23	$17,383	$14,034	$16,889	$17,561
3/31/23	$16,805	$14,134	$16,217	$16,958
4/30/23	$17,114	$14,344	$16,326	$17,272
5/31/23	$16,606	$13,989	$15,864	$16,733
6/30/23	$17,113	$14,522	$16,290	$17,249
7/31/23	$17,624	$14,801	$16,773	$17,773
8/31/23	$17,461	$14,344	$16,422	$17,613
9/30/23	$16,952	$13,883	$15,770	$17,093
10/31/23	$16,454	$13,430	$15,026	$16,601
11/30/23	$17,846	$14,495	$16,280	$18,030
12/31/23	$18,508	$14,963	$17,087	$18,714
1/31/24	$18,668	$15,286	$16,937	$18,879
2/29/24	$18,761	$15,792	$16,931	$18,981
3/31/24	$19,790	$16,494	$17,714	$20,014
4/30/24	$19,914	$16,177	$17,663	$20,140
5/31/24	$20,854	$16,619	$18,429	$21,061
6/30/24	$19,878	$16,206	$17,336	$20,065
7/31/24	$20,386	$16,275	$17,725	$20,583
8/31/24	$20,482	$16,539	$17,621	$20,687
9/30/24	$20,766	$16,708	$17,648	$20,982
10/31/24	$20,207	$16,149	$17,068	$20,425
11/30/24	$20,287	$16,155	$17,048	$20,515
12/31/24	$20,496	$16,376	$17,163	$20,709
1/31/25	$21,596	$17,566	$17,934	$21,839
2/28/25	$22,471	$18,173	$18,456	$22,733
3/31/25	$22,521	$17,614	$18,305	$22,717

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	13.80%	16.74%	8.46%
MSCI EMU Local Currency Index	6.79%	14.59%	5.82%
MSCI EMU Small Cap Local Currency Index	3.34%	12.68%	6.23%
WisdomTree Europe Hedged SmallCap Equity Index	13.51%	16.88%	8.55%

Key Fund Statistics

  Total Net Assets$79,688,898
  # of Portfolio Holdings262
  Portfolio Turnover Rate37%
  Investment Advisory Fees Paid$284,309

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Banco BPM SpA	3.2%
BPER Banca SpA	2.4%
Klepierre SA	2.3%
BAWAG Group AG	2.3%
Banca Mediolanum SpA	2.0%
Banca Monte dei Paschi di Siena SpA	1.9%
Bankinter SA	1.9%
Elisa OYJ	1.7%
Banca Popolare di Sondrio SpA	1.7%
Italgas SpA	1.5%

Sector Breakdown (% of Net Assets)

Financials	28.2%
Industrials	19.1%
Real Estate	9.3%
Materials	9.0%
Utilities	8.3%
Consumer Discretionary	7.2%
Communication Services	6.2%
Consumer Staples	4.2%
Information Technology	3.2%
Energy	2.9%
Other Sectors	2.1%
Other Assets and Liabilities (Net)	0.3%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Europe Hedged SmallCap Equity Fund

Annual Shareholder Report - March 31, 2025

Ticker: EUSC

EUSC - 032025

WisdomTree India Hedged Equity Fund

Ticker: INDH

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree India Hedged Equity Fund (the "Fund") for the period of May 9, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree India Hedged Equity Fund	$58	0.64%
Footnote	Description
Footnote*	The Fund commenced operations on 5/09/24. Actual expenses are calculated using a 327/365 day period (to reflect the period since commencement of operations). The expenses for a full fiscal year period would be higher.

How did the Fund perform the last period and what affected its performance?

The Fund returned 3.15% at net asset value (NAV) for the fiscal period from May 9, 2024 (inception date) through March 31, 2025, outperforming the Fund's primary comparative benchmark, the MSCI India Index (Local), which returned 2.80% in during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited modestly from its exposures to Consumer Discretionary and Utilities, each driven by strong stock selection impacts.

  Industrials aided due to strong stock selection and allocation effects.

  Information Technology was a modest headwind, primarily due to negative stock selection.

  The Fund’s currency hedge was also additive for performance, as the Indian rupee weakened versus the dollar. Positive carry effects from hedging were also beneficial.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI India Index (Local), a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance May 9, 2024 (inception) through March 31, 2025

	WisdomTree India Hedged Equity Fund $10,315	MSCI India Index (Local) $10,280	WisdomTree India Hedged Equity Net Total Return Index $10,354
5/9/24	$10,000	$10,000	$10,000
5/31/24	$10,042	$10,167	$10,126
6/30/24	$10,678	$10,863	$10,858
7/31/24	$10,975	$11,341	$11,316
8/31/24	$11,058	$11,480	$11,452
9/30/24	$11,252	$11,712	$11,704
10/31/24	$10,621	$10,781	$10,902
11/30/24	$10,671	$10,789	$10,888
12/31/24	$10,495	$10,611	$10,641
1/31/25	$10,365	$10,353	$10,462
2/28/25	$9,767	$9,621	$9,694
3/31/25	$10,315	$10,280	$10,354

Average Annual Total Returns (%)

Since Inception 5/9/24Footnote Reference*
Fund NAV Returns	3.15%
MSCI India Index (Local)	2.80%
WisdomTree India Hedged Equity Net Total Return Index	3.54%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

Key Fund Statistics

  Total Net Assets$7,215,593
  # of Portfolio Holdings76
  Portfolio Turnover Rate138%
  Investment Advisory Fees Paid$181,453

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

HDFC Bank Ltd.	9.5%
Reliance Industries Ltd.	9.0%
ICICI Bank Ltd.	7.4%
Infosys Ltd.	6.0%
Bharti Airtel Ltd.	4.5%
Tata Consultancy Services Ltd.	3.8%
Mahindra & Mahindra Ltd.	2.7%
Kotak Mahindra Bank Ltd.	2.5%
Axis Bank Ltd.	2.5%
Larsen & Toubro Ltd.	2.4%

Sector Breakdown (% of Net Assets)

Financials	26.1%
Information Technology	13.7%
Consumer Discretionary	12.1%
Energy	11.7%
Materials	8.0%
Consumer Staples	7.6%
Industrials	7.1%
Health Care	6.0%
Communication Services	5.1%
Utilities	4.5%
Other Sectors	0.4%
Other Assets and Liabilities (Net)	(2.3)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree India Hedged Equity Fund

Annual Shareholder Report - March 31, 2025

Ticker: INDH

INDH - 032025

WisdomTree International Hedged Quality Dividend Growth Fund

Ticker: IHDG

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree International Hedged Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Hedged Quality Dividend Growth Fund	$59	0.60%

How did the Fund perform last year and what affected its performance?

The Fund returned -3.90% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI EAFE Local Currency Index, which returned 4.13% in local currency terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from Energy and Consumer Staples exposures due to positive stock selection effects in each.

  However, the Fund’s poor performance during the period is most attributable to its large underweight to Financials. As an indirect byproduct of its quality dividend growth methodology, the Fund is routinely heavily underweight Financials versus the MSCI EAFE Local Currency Index. When Financials perform strongly, Fund performance usually struggles. During the fiscal year, Financials were the best-performing sector in the benchmark.

  The Fund’s large underweight produced deeply negative allocation and selection effects, which explains half of the underperformance during the period.

  Materials and Information Technology also detracted from performance due to a mix of poor allocation and stock selection effects in each. Consumer Discretionary was also a laggard due to a large overweight during a period where it was one of the worst performers in the benchmark.

  At the country level, Japan and France detracted from performance due to poor stock selection effects in both.

  Australian and Swiss exposures were additive for performance, though their impact was negligible.

  The Fund’s currency-hedge was slightly additive during the fiscal year as developed market currencies exhibited mixed performance versus the dollar. The hedge also benefited from positive carry effects.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI EAFE Local Currency Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree International Hedged Quality Dividend Growth Fund	MSCI EAFE Local Currency Index	WisdomTree International Hedged Quality Dividend Growth Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,178	$10,115	$10,183
5/31/15	$10,304	$10,272	$10,303
6/30/15	$9,821	$9,818	$9,838
7/31/15	$10,245	$10,163	$10,268
8/31/15	$9,570	$9,386	$9,587
9/30/15	$9,350	$8,936	$9,366
10/31/15	$10,057	$9,644	$10,091
11/30/15	$10,264	$9,770	$10,301
12/31/15	$10,110	$9,503	$10,151
1/31/16	$9,774	$8,948	$9,807
2/29/16	$9,572	$8,630	$9,610
3/31/16	$9,827	$8,883	$9,874
4/30/16	$9,846	$8,994	$9,892
5/31/16	$10,129	$9,163	$10,187
6/30/16	$9,858	$8,817	$9,923
7/31/16	$10,275	$9,236	$10,348
8/31/16	$10,159	$9,322	$10,232
9/30/16	$10,204	$9,349	$10,287
10/31/16	$10,005	$9,461	$10,089
11/30/16	$9,998	$9,577	$10,086
12/31/16	$10,278	$10,011	$10,366
1/31/17	$10,371	$10,020	$10,465
2/28/17	$10,795	$10,235	$10,904
3/31/17	$11,130	$10,482	$11,240
4/30/17	$11,530	$10,629	$11,651
5/31/17	$11,852	$10,850	$11,994
6/30/17	$11,573	$10,766	$11,719
7/31/17	$11,604	$10,839	$11,779
8/31/17	$11,765	$10,834	$11,941
9/30/17	$12,066	$11,128	$12,239
10/31/17	$12,425	$11,458	$12,605
11/30/17	$12,350	$11,398	$12,554
12/31/17	$12,484	$11,535	$12,703
1/31/18	$12,610	$11,674	$12,839
2/28/18	$12,212	$11,293	$12,447
3/31/18	$12,113	$11,042	$12,378
4/30/18	$12,452	$11,538	$12,710
5/31/18	$12,665	$11,461	$12,932
6/30/18	$12,603	$11,425	$12,892
7/31/18	$12,919	$11,726	$13,219
8/31/18	$12,852	$11,528	$13,141
9/30/18	$12,686	$11,694	$12,977
10/31/18	$11,884	$10,930	$12,163
11/30/18	$11,813	$10,906	$12,094
12/31/18	$11,022	$10,268	$11,286
1/31/19	$11,840	$10,828	$12,134
2/28/19	$12,354	$11,204	$12,667
3/31/19	$12,717	$11,355	$13,043
4/30/19	$13,153	$11,738	$13,492
5/31/19	$12,508	$11,194	$12,825
6/30/19	$13,090	$11,672	$13,447
7/31/19	$13,302	$11,755	$13,672
8/31/19	$13,154	$11,471	$13,524
9/30/19	$13,440	$11,877	$13,832
10/31/19	$13,725	$12,076	$14,132
11/30/19	$14,227	$12,328	$14,666
12/31/19	$14,631	$12,493	$15,086
1/31/20	$14,571	$12,340	$15,036
2/29/20	$13,465	$11,343	$13,887
3/31/20	$12,378	$9,926	$12,773
4/30/20	$13,247	$10,465	$13,672
5/31/20	$13,951	$10,890	$14,401
6/30/20	$14,222	$11,177	$14,700
7/31/20	$14,145	$10,977	$14,630
8/31/20	$14,600	$11,427	$15,103
9/30/20	$14,951	$11,314	$15,471
10/31/20	$14,330	$10,871	$14,822
11/30/20	$15,620	$12,295	$16,181
12/31/20	$16,208	$12,598	$16,788
1/31/21	$16,311	$12,550	$16,917
2/28/21	$16,447	$12,878	$17,059
3/31/21	$17,058	$13,555	$17,692
4/30/21	$17,605	$13,726	$18,277
5/31/21	$17,978	$14,012	$18,611
6/30/21	$18,361	$14,205	$19,096
7/31/21	$18,862	$14,261	$19,642
8/31/21	$19,075	$14,581	$19,860
9/30/21	$18,301	$14,392	$19,046
10/31/21	$18,719	$14,706	$19,491
11/30/21	$18,520	$14,336	$19,340
12/31/21	$19,405	$14,954	$20,281
1/31/22	$18,094	$14,410	$18,936
2/28/22	$17,878	$14,096	$18,687
3/31/22	$18,411	$14,397	$19,246
4/30/22	$17,859	$14,196	$18,666
5/31/22	$17,735	$14,168	$18,526
6/30/22	$16,216	$13,269	$16,949
7/31/22	$17,514	$13,957	$18,310
8/31/22	$16,795	$13,640	$17,552
9/30/22	$15,882	$12,792	$16,597
10/31/22	$16,498	$13,474	$17,255
11/30/22	$17,728	$14,340	$18,588
12/31/22	$17,200	$13,908	$18,030
1/31/23	$18,347	$14,784	$19,240
2/28/23	$18,260	$14,876	$19,158
3/31/23	$18,964	$14,950	$19,899
4/30/23	$19,472	$15,290	$20,426
5/31/23	$18,945	$15,049	$19,876
6/30/23	$19,519	$15,590	$20,502
7/31/23	$19,710	$15,851	$20,714
8/31/23	$19,461	$15,560	$20,457
9/30/23	$18,982	$15,392	$19,953
10/31/23	$18,453	$14,876	$19,400
11/30/23	$19,716	$15,708	$20,763
12/31/23	$20,563	$16,156	$21,682
1/31/24	$21,039	$16,578	$22,191
2/29/24	$21,849	$17,080	$23,076
3/31/24	$22,583	$17,764	$23,846
4/30/24	$22,016	$17,609	$23,237
5/31/24	$22,509	$18,042	$23,748
6/30/24	$22,565	$17,942	$23,820
7/31/24	$22,629	$18,079	$23,892
8/31/24	$22,937	$18,160	$24,230
9/30/24	$22,662	$18,090	$23,943
10/31/24	$21,950	$17,802	$23,229
11/30/24	$21,995	$17,904	$23,291
12/31/24	$21,884	$17,977	$23,203
1/31/25	$23,201	$18,845	$24,628
2/28/25	$23,100	$19,023	$24,543
3/31/25	$21,703	$18,497	$23,038

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	-3.90%	11.89%	8.06%
MSCI EAFE Local Currency Index	4.13%	13.26%	6.34%
WisdomTree International Hedged Quality Dividend Growth Index	-3.39%	12.52%	8.70%

Key Fund Statistics

  Total Net Assets$2,835,291,554
  # of Portfolio Holdings267
  Portfolio Turnover Rate52%
  Investment Advisory Fees Paid$15,887,431

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

BP PLC	5.7%
Industria de Diseno Textil SA	4.2%
SAP SE	3.9%
GSK PLC	3.8%
Novo Nordisk AS	3.1%
Deutsche Post AG	2.9%
ASML Holding NV	2.9%
UBS Group AG	2.6%
Nintendo Co. Ltd.	2.5%
Hermes International SCA	2.4%

Sector Breakdown (% of Net Assets)

Industrials	21.5%
Consumer Discretionary	17.4%
Information Technology	15.2%
Health Care	15.0%
Materials	8.0%
Energy	6.7%
Communication Services	6.0%
Consumer Staples	5.0%
Financials	4.5%
Utilities	0.7%
Other Sectors	0.1%
Other Assets and Liabilities (Net)	(0.1)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International Hedged Quality Dividend Growth Fund

Annual Shareholder Report - March 31, 2025

Ticker: IHDG

IHDG - 032025

WisdomTree Japan Hedged Equity Fund

Ticker: DXJ

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree Japan Hedged Equity Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Japan Hedged Equity Fund	$49	0.48%

How did the Fund perform last year and what affected its performance?

The Fund returned 3.55% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the MSCI Japan Local Currency Index, which returned -3.27% in local currency terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Information Technology was the most positive contributor during the period due to strong allocation and stock selection effects.

  The Fund also benefited from positions in the Health Care sector due to strong stock selection.

  Financials exposure was also additive due to positive allocation effects. The Fund was slightly overweight Financials when it was the second best-performing sector in the benchmark.

  No sectors detracted from performance during the period, but Materials was the least-positive contributor and exhibited negligible effects.

  The Fund’s currency hedge was also additive for performance overall. The yen slightly strengthened versus the dollar, which would normally challenge performance, but positive carry effects from the hedge outweighed the headwind.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI Japan Local Currency Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree Japan Hedged Equity Fund	MSCI Japan Local Currency Index	WisdomTree Japan Hedged Equity Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,347	$10,332	$10,353
5/31/15	$10,929	$10,854	$10,948
6/30/15	$10,485	$10,519	$10,522
7/31/15	$10,470	$10,701	$10,515
8/31/15	$9,588	$9,858	$9,633
9/30/15	$8,810	$9,080	$8,853
10/31/15	$9,863	$10,072	$9,920
11/30/15	$10,032	$10,187	$10,096
12/31/15	$9,773	$9,973	$9,843
1/31/16	$9,013	$9,211	$9,077
2/29/16	$8,036	$8,352	$8,114
3/31/16	$8,436	$8,710	$8,520
4/30/16	$8,361	$8,677	$8,445
5/31/16	$8,527	$8,901	$8,645
6/30/16	$7,463	$8,031	$7,568
7/31/16	$8,084	$8,542	$8,205
8/31/16	$8,397	$8,655	$8,530
9/30/16	$8,288	$8,609	$8,405
10/31/16	$8,804	$9,051	$8,941
11/30/16	$9,392	$9,578	$9,563
12/31/16	$9,780	$9,899	$9,964
1/31/17	$9,828	$9,910	$10,019
2/28/17	$9,985	$9,959	$10,185
3/31/17	$9,908	$9,882	$10,096
4/30/17	$10,016	$9,989	$10,207
5/31/17	$10,024	$10,208	$10,227
6/30/17	$10,354	$10,482	$10,579
7/31/17	$10,444	$10,517	$10,676
8/31/17	$10,402	$10,470	$10,637
9/30/17	$10,938	$10,918	$11,180
10/31/17	$11,518	$11,529	$11,781
11/30/17	$11,634	$11,694	$11,915
12/31/17	$11,958	$11,854	$12,253
1/31/18	$12,120	$12,013	$12,425
2/28/18	$11,636	$11,566	$11,938
3/31/18	$11,148	$11,284	$11,522
4/30/18	$11,573	$11,688	$11,877
5/31/18	$11,251	$11,490	$11,554
6/30/18	$11,159	$11,419	$11,475
7/31/18	$11,412	$11,587	$11,743
8/31/18	$11,306	$11,503	$11,644
9/30/18	$11,916	$12,141	$12,266
10/31/18	$10,861	$11,043	$11,182
11/30/18	$10,863	$11,155	$11,186
12/31/18	$9,710	$10,058	$10,002
1/31/19	$10,343	$10,586	$10,679
2/28/19	$10,504	$10,824	$10,840
3/31/19	$10,434	$10,823	$10,762
4/30/19	$10,738	$11,042	$11,084
5/31/19	$9,799	$10,338	$10,111
6/30/19	$10,199	$10,642	$10,536
7/31/19	$10,268	$10,740	$10,619
8/31/19	$9,795	$10,393	$10,127
9/30/19	$10,499	$11,010	$10,856
10/31/19	$11,138	$11,547	$11,530
11/30/19	$11,356	$11,763	$11,759
12/31/19	$11,514	$11,917	$11,924
1/31/20	$11,198	$11,723	$11,603
2/29/20	$10,111	$10,600	$10,484
3/31/20	$9,048	$9,851	$9,371
4/30/20	$9,538	$10,283	$9,886
5/31/20	$10,143	$10,974	$10,525
6/30/20	$10,100	$10,988	$10,488
7/31/20	$9,563	$10,597	$9,931
8/31/20	$10,454	$11,438	$10,867
9/30/20	$10,467	$11,494	$10,884
10/31/20	$10,235	$11,204	$10,634
11/30/20	$11,313	$12,572	$11,766
12/31/20	$11,820	$12,961	$12,295
1/31/21	$11,992	$13,012	$12,477
2/28/21	$12,454	$13,441	$12,965
3/31/21	$13,298	$14,089	$13,834
4/30/21	$12,932	$13,724	$13,453
5/31/21	$13,450	$13,949	$13,825
6/30/21	$13,405	$14,112	$13,961
7/31/21	$13,060	$13,777	$13,607
8/31/21	$13,354	$14,215	$13,920
9/30/21	$13,977	$14,834	$14,564
10/31/21	$13,766	$14,649	$14,345
11/30/21	$13,262	$14,228	$13,828
12/31/21	$13,983	$14,703	$14,587
1/31/22	$13,844	$13,966	$14,447
2/28/22	$13,799	$13,804	$14,404
3/31/22	$14,466	$14,474	$15,091
4/30/22	$14,245	$14,089	$14,860
5/31/22	$14,453	$14,219	$15,092
6/30/22	$14,142	$13,831	$14,772
7/31/22	$14,575	$14,382	$15,235
8/31/22	$14,837	$14,536	$15,522
9/30/22	$13,967	$13,605	$14,595
10/31/22	$14,675	$14,385	$15,350
11/30/22	$15,554	$14,812	$16,300
12/31/22	$15,032	$14,043	$15,760
1/31/23	$15,731	$14,701	$16,509
2/28/23	$16,211	$14,807	$17,022
3/31/23	$16,414	$15,041	$17,218
4/30/23	$16,877	$15,445	$17,728
5/31/23	$17,643	$16,142	$18,545
6/30/23	$19,445	$17,383	$20,457
7/31/23	$19,962	$17,604	$21,028
8/31/23	$20,256	$17,601	$21,344
9/30/23	$20,762	$17,662	$21,872
10/31/23	$20,113	$17,117	$21,202
11/30/23	$21,340	$18,139	$22,543
12/31/23	$21,160	$18,053	$22,340
1/31/24	$23,166	$19,583	$24,490
2/29/24	$24,763	$20,652	$26,195
3/31/24	$26,099	$21,513	$27,605
4/30/24	$26,176	$21,282	$27,689
5/31/24	$26,553	$21,538	$28,108
6/30/24	$27,000	$21,890	$28,608
7/31/24	$26,928	$21,662	$28,535
8/31/24	$25,840	$21,069	$27,352
9/30/24	$25,492	$20,579	$26,958
10/31/24	$26,296	$21,061	$27,833
11/30/24	$26,178	$20,901	$27,708
12/31/24	$27,543	$21,797	$29,205
1/31/25	$27,560	$21,812	$29,239
2/28/25	$26,745	$20,939	$28,379
3/31/25	$27,025	$20,810	$28,649

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	3.55%	24.46%	10.45%
MSCI Japan Local Currency Index	-3.27%	16.13%	7.60%
WisdomTree Japan Hedged Equity Index	3.78%	25.05%	11.10%

Key Fund Statistics

  Total Net Assets$3,402,346,269
  # of Portfolio Holdings438
  Portfolio Turnover Rate36%
  Investment Advisory Fees Paid$20,100,931

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Toyota Motor Corp.	5.0%
Mitsubishi UFJ Financial Group, Inc.	4.7%
Sumitomo Mitsui Financial Group, Inc.	3.4%
Japan Tobacco, Inc.	3.0%
Honda Motor Co. Ltd.	2.7%
Mizuho Financial Group, Inc.	2.6%
Mitsubishi Corp.	2.5%
Takeda Pharmaceutical Co. Ltd.	2.3%
Nintendo Co. Ltd.	2.3%
Tokio Marine Holdings, Inc.	2.2%

Sector Breakdown (% of Net Assets)

Industrials	22.7%
Consumer Discretionary	19.7%
Financials	18.2%
Information Technology	9.8%
Materials	9.8%
Consumer Staples	7.0%
Health Care	6.8%
Communication Services	3.3%
Energy	1.6%
Utilities	0.1%
Other Assets and Liabilities (Net)	1.0%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Japan Hedged Equity Fund

Annual Shareholder Report - March 31, 2025

Ticker: DXJ

DXJ - 032025

WisdomTree Japan Hedged SmallCap Equity Fund

Ticker: DXJS

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree Japan Hedged SmallCap Equity Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Japan Hedged SmallCap Equity Fund	$60	0.58%

How did the Fund perform last year and what affected its performance?

The Fund returned 6.42% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the MSCI Japan Small Cap Local Currency Index, which returned 1.88% in local currency terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Real Estate, Information Technology, and Consumer Staples, primarily due to strong stock selection effects.

  Materials detracted from performance due to negative allocation effects resulting from an overweight to an underperforming sector.

  Industrials and Utilities were also modest headwinds, each due to poor stock selection effects in each.

  The Fund’s currency hedge was also additive for performance overall. The yen slightly strengthened versus the dollar, which would normally challenge performance, but positive carry effects from the hedge outweighed the headwind.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI Japan Local Currency Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree Japan Hedged SmallCap Equity Fund	MSCI Japan Local Currency Index	MSCI Japan Small Cap Local Currency Index	WisdomTree Japan Hedged SmallCap Equity Index
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,229	$10,332	$10,165	$10,231
5/31/15	$10,746	$10,854	$10,666	$10,742
6/30/15	$10,730	$10,519	$10,671	$10,717
7/31/15	$10,880	$10,701	$10,762	$10,877
8/31/15	$10,316	$9,858	$10,167	$10,330
9/30/15	$9,776	$9,080	$9,687	$9,787
10/31/15	$10,525	$10,072	$10,412	$10,535
11/30/15	$10,814	$10,187	$10,772	$10,853
12/31/15	$10,652	$9,973	$10,598	$10,705
1/31/16	$10,036	$9,211	$9,987	$10,085
2/29/16	$9,088	$8,352	$9,215	$9,161
3/31/16	$9,617	$8,710	$9,749	$9,697
4/30/16	$9,503	$8,677	$9,684	$9,594
5/31/16	$9,796	$8,901	$10,040	$9,916
6/30/16	$8,833	$8,031	$9,232	$8,917
7/31/16	$9,510	$8,542	$9,717	$9,614
8/31/16	$9,435	$8,655	$9,461	$9,543
9/30/16	$9,668	$8,609	$9,761	$9,778
10/31/16	$10,326	$9,051	$10,265	$10,462
11/30/16	$10,869	$9,578	$10,607	$11,025
12/31/16	$11,384	$9,899	$11,053	$11,555
1/31/17	$11,459	$9,910	$11,072	$11,644
2/28/17	$11,801	$9,959	$11,342	$11,996
3/31/17	$11,698	$9,882	$11,275	$11,877
4/30/17	$11,921	$9,989	$11,472	$12,120
5/31/17	$12,153	$10,208	$11,799	$12,359
6/30/17	$12,568	$10,482	$12,101	$12,793
7/31/17	$12,733	$10,517	$12,218	$12,974
8/31/17	$12,908	$10,470	$12,396	$13,138
9/30/17	$13,516	$10,918	$12,880	$13,750
10/31/17	$14,108	$11,529	$13,447	$14,364
11/30/17	$14,298	$11,694	$13,708	$14,580
12/31/17	$14,738	$11,854	$14,013	$15,041
1/31/18	$14,866	$12,013	$14,154	$15,169
2/28/18	$14,393	$11,566	$13,669	$14,702
3/31/18	$13,956	$11,284	$13,506	$14,401
4/30/18	$14,594	$11,688	$13,916	$14,943
5/31/18	$14,400	$11,490	$13,785	$14,741
6/30/18	$14,235	$11,419	$13,624	$14,605
7/31/18	$14,411	$11,587	$13,649	$14,803
8/31/18	$14,118	$11,503	$13,434	$14,501
9/30/18	$14,690	$12,141	$13,953	$15,092
10/31/18	$13,316	$11,043	$12,552	$13,681
11/30/18	$13,683	$11,155	$12,972	$14,062
12/31/18	$12,111	$10,058	$11,465	$12,442
1/31/19	$12,624	$10,586	$11,995	$12,975
2/28/19	$13,014	$10,824	$12,408	$13,388
3/31/19	$12,855	$10,823	$12,389	$13,214
4/30/19	$13,037	$11,042	$12,575	$13,411
5/31/19	$12,075	$10,338	$11,760	$12,413
6/30/19	$12,377	$10,642	$11,954	$12,739
7/31/19	$12,590	$10,740	$12,202	$12,962
8/31/19	$12,041	$10,393	$11,813	$12,396
9/30/19	$12,850	$11,010	$12,464	$13,224
10/31/19	$13,753	$11,547	$13,143	$14,167
11/30/19	$14,043	$11,763	$13,425	$14,476
12/31/19	$14,331	$11,917	$13,554	$14,784
1/31/20	$13,680	$11,723	$13,063	$14,126
2/29/20	$11,988	$10,600	$11,457	$12,382
3/31/20	$11,261	$9,851	$10,740	$11,618
4/30/20	$11,776	$10,283	$11,285	$12,170
5/31/20	$12,626	$10,974	$12,240	$13,080
6/30/20	$12,446	$10,988	$12,106	$12,907
7/31/20	$11,787	$10,597	$11,545	$12,226
8/31/20	$12,774	$11,438	$12,501	$13,253
9/30/20	$13,241	$11,494	$12,969	$13,741
10/31/20	$12,778	$11,204	$12,524	$13,260
11/30/20	$13,238	$12,572	$13,275	$13,756
12/31/20	$13,665	$12,961	$13,706	$14,217
1/31/21	$13,744	$13,012	$13,794	$14,308
2/28/21	$14,108	$13,441	$14,102	$14,682
3/31/21	$15,345	$14,089	$15,170	$15,965
4/30/21	$14,845	$13,724	$14,829	$15,448
5/31/21	$14,996	$13,949	$14,735	$15,403
6/30/21	$15,100	$14,112	$15,096	$15,733
7/31/21	$15,031	$13,777	$14,859	$15,674
8/31/21	$15,405	$14,215	$15,290	$16,070
9/30/21	$15,845	$14,834	$15,695	$16,517
10/31/21	$15,599	$14,649	$15,461	$16,257
11/30/21	$14,566	$14,228	$14,472	$15,177
12/31/21	$15,302	$14,703	$14,940	$15,953
1/31/22	$14,825	$13,966	$14,153	$15,466
2/28/22	$15,140	$13,804	$14,369	$15,808
3/31/22	$15,069	$14,474	$14,619	$15,721
4/30/22	$15,034	$14,089	$14,427	$15,686
5/31/22	$15,072	$14,219	$14,442	$15,734
6/30/22	$15,281	$13,831	$14,504	$15,960
7/31/22	$15,786	$14,382	$14,995	$16,501
8/31/22	$16,073	$14,536	$15,251	$16,811
9/30/22	$15,740	$13,605	$14,750	$16,460
10/31/22	$16,148	$14,385	$15,136	$16,904
11/30/22	$16,617	$14,812	$15,496	$17,414
12/31/22	$16,348	$14,043	$15,055	$17,149
1/31/23	$16,976	$14,701	$15,425	$17,820
2/28/23	$17,473	$14,807	$15,671	$18,349
3/31/23	$17,685	$15,041	$15,801	$18,554
4/30/23	$18,147	$15,445	$16,281	$19,064
5/31/23	$18,216	$16,142	$16,418	$19,147
6/30/23	$19,526	$17,383	$17,368	$20,536
7/31/23	$20,291	$17,604	$17,768	$21,366
8/31/23	$20,893	$17,601	$18,079	$22,004
9/30/23	$21,248	$17,662	$17,960	$22,382
10/31/23	$20,989	$17,117	$17,480	$22,135
11/30/23	$21,958	$18,139	$18,173	$23,191
12/31/23	$22,347	$18,053	$18,231	$23,597
1/31/24	$23,477	$19,583	$18,994	$24,808
2/29/24	$24,269	$20,652	$19,615	$25,660
3/31/24	$25,444	$21,513	$20,555	$26,903
4/30/24	$25,459	$21,282	$20,354	$26,918
5/31/24	$25,738	$21,538	$20,413	$27,215
6/30/24	$26,220	$21,890	$20,586	$27,756
7/31/24	$26,507	$21,662	$20,853	$28,054
8/31/24	$25,525	$21,069	$20,364	$27,017
9/30/24	$25,612	$20,579	$20,526	$27,096
10/31/24	$25,786	$21,061	$20,605	$27,289
11/30/24	$26,012	$20,901	$20,571	$27,537
12/31/24	$26,969	$21,797	$21,211	$28,582
1/31/25	$26,930	$21,812	$21,287	$28,563
2/28/25	$26,370	$20,939	$20,623	$27,974
3/31/25	$27,078	$20,810	$20,941	$28,694

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	6.42%	19.18%	10.47%
MSCI Japan Local Currency Index	-3.27%	16.13%	7.60%
MSCI Japan Small Cap Local Currency Index	1.88%	14.29%	7.67%
WisdomTree Japan Hedged SmallCap Equity Index	6.66%	19.82%	11.12%

Key Fund Statistics

  Total Net Assets$76,511,405
  # of Portfolio Holdings770
  Portfolio Turnover Rate45%
  Investment Advisory Fees Paid$431,527

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Toyo Tire Corp.	0.7%
Matsui Securities Co. Ltd.	0.5%
Toyoda Gosei Co. Ltd.	0.5%
Amano Corp.	0.5%
MEITEC Group Holdings, Inc.	0.5%
Nippon Gas Co. Ltd.	0.5%
Hirogin Holdings, Inc.	0.5%
Kokuyo Co. Ltd.	0.5%
Nippon Electric Glass Co. Ltd.	0.5%
EXEO Group, Inc.	0.5%

Sector Breakdown (% of Net Assets)

Industrials	24.8%
Consumer Discretionary	18.1%
Materials	14.2%
Information Technology	10.7%
Consumer Staples	9.6%
Financials	9.5%
Health Care	4.2%
Real Estate	3.1%
Communication Services	2.0%
Utilities	1.4%
Other Sectors	1.0%
Other Assets and Liabilities (Net)	1.4%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Japan Hedged SmallCap Equity Fund

Annual Shareholder Report - March 31, 2025

Ticker: DXJS

DXJS - 032025

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the Shareholder Reports, has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by the Shareholder Reports, to a provision of the Code, and that relates to any element of the Code description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the Code that relates to one or more of the items set forth in paragraph (d) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has at least one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its Audit Committee. The Board has designated David Chrencik, the Chair of the Audit Committee, as the Audit Committee financial expert. Mr. Chrencik is “independent” as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $1,124,801 for the fiscal year ended March 31, 2025 and $1,066,503 for the fiscal year ended March 31, 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2025 and $0 for the fiscal year ended March 31, 2024.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for service fees for analysis of potential Passive Foreign Investment Companies, tax compliance, tax advice, and tax planning were $568,047 for the fiscal year ended March 31, 2025 and $607,479 for the fiscal year ended March 31, 2024.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended March 31, 2025 and $0 for the fiscal year ended March 31, 2024.

(e)(1)	Disclose the Audit Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee’s pre-approval policy and procedures provide:

The Audit Committee may pre-approve any Audit Service and any non-Audit Service that is not a prohibited non-Audit Service (collectively, “Permissible Audit and Non-Audit Services”). In addition, the Audit Committee may determine that one or more non-Audit Services not specifically prohibited by the SEC should nonetheless be treated as prohibited because such Services may impair the independence of the independent auditor in fact or appearance.

Permissible Audit and Non-Audit Services may include Audit-Related Services. Audit-Related Services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Permissible Audit and Non-Audit Services also may include Tax Services that the Audit Committee believes the independent auditor is best positioned to provide to the Funds. The Audit Committee, however, will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code of 1986, as amended, and related regulations.

The term of any pre-approval is 12 months from the date of such pre-approval unless the Audit Committee specifically pre-approves a different term.

Subject to certain limitations described in this Section, the Audit Committee has delegated its authority and responsibility to pre-approve Permissible Audit and Non-Audit Services to the Audit Committee Chairperson or, if the Audit Committee Chairperson is not available, a subcommittee of one or more Audit Committee members. Pursuant to such delegated authority, the Audit Committee Chairperson or other Audit Committee delegate may pre-approve any proposed Permissible Audit or Non-Audit Services that in the aggregate do not exceed $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis. Such delegated authority is intended to be exercised primarily in connection with time-sensitive requests for the pre-approval of proposed Permissible Audit or Non-Audit Services that arise between regular meetings of the Audit Committee.

Any Permissible Audit or Non-Audit Services pre-approved pursuant to delegated authority will be reported, for informational purposes only, to the Audit Committee at its next regularly scheduled meeting. This policy does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to the Adviser.

Any request for the pre-approval of Permissible Audit and Non-Audit Services to be provided by the independent auditor shall be discussed with the WisdomTree Fund Accounting and Administration group prior to its presentation to the Audit Committee. If such request is to be pre-approved pursuant to delegated authority, the independent auditor shall submit a completed “Independent Audit Firm Audit and Non-Audit Services Pre-Approval Request” Form (the “Request Form”) to the WisdomTree Fund Accounting and Administration group prior to the submission of the request to the Audit Committee Chairperson or other Audit Committee delegate. The Request Form should include a detailed description of the services proposed to be rendered together with information related to proposed or estimated fees and the independent auditor’s conclusion regarding the effect of its provision of such services on its independence.

The WisdomTree Fund Accounting and Administration group will consider each such request and confirm that the proposed services constitute Permissible Audit and Non-Audit Services. The WisdomTree Fund Accounting and Administration group will then notify the Audit Committee Chairperson (or Audit Committee delegate, if appropriate) of its findings and confirmations and provide any related recommendations.

Any pre-approval of Permissible Audit and Non-Audit Services by the Audit Committee or its delegate will be documented either in the minutes of the relevant Audit Committee Meeting if the pre-approval is carried out by the Audit Committee, or by the WisdomTree Fund Accounting and Administration group with such documentation to be maintained together with the relevant Request Form if the pre-approval is carried out by the Audit Committee Chairperson or other Audit Committee delegate pursuant to delegated authority. Any Permissible Audit or Non-Audit Services pre-approved pursuant to delegated authority will be reported, for informational purposes only, to the Audit Committee at its next regularly scheduled meeting.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item 4 that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than 50%.

(g)	The aggregate non-audit fees billed by the Registrant's principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $568,047 for the fiscal year ended March 31, 2025 and $607,479 for the fiscal year ended March 31, 2024.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)A of the Exchange Act. The Registrant’s Audit Committee members are David Chrencik, Philip Goff, Melinda Raso Kirstein, and Victor Ugolyn.

(b)       Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period (i.e., March 31, 2025) is included under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements, including the financial highlights, are attached herewith.

WisdomTree Trust

Annual Financial Statements and Other Information

March 31, 2025

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree India Hedged Equity Fund (INDH)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Trust.

Schedule of Investments WisdomTree Europe Hedged Equity Fund (HEDJ) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.7%
Austria – 0.5%
ANDRITZ AG	160,241	$8,948,878
Belgium – 3.9%
Anheuser-Busch InBev SA	443,061	27,241,613
Azelis Group NV	257,055	4,506,600
Barco NV	183,048	2,331,220
Bekaert SA	103,965	3,714,985
Fagron	94,337	1,930,040
Melexis NV	75,757	4,238,937
Solvay SA	176,765	6,262,886
Syensqo SA	94,180	6,385,798
UCB SA	46,149	8,113,116
Total Belgium		64,725,195
Finland – 5.5%
Cargotec OYJ, Class B	104,700	4,750,074
Huhtamaki OYJ	184,474	6,543,991
Kemira OYJ	290,407	6,292,778
Kone OYJ, Class B	415,988	22,844,978
Konecranes OYJ	99,642	6,328,841
Metso OYJ	922,658	9,470,222
Nokia OYJ	3,556,191	18,592,374
Valmet OYJ	332,381	8,958,002
Wartsila OYJ Abp	429,111	7,599,508
Total Finland		91,380,768
France – 16.8%
Accor SA	17,123	774,809
Air Liquide SA	167,420	31,673,575
Airbus SE	90,539	15,919,930
Arkema SA	10,547	802,058
BioMerieux	6,983	861,415
Bureau Veritas SA	27,063	816,783
Cie Generale des Etablissements Michelin SCA	397,622	13,920,468
Danone SA	184,171	14,093,024
Dassault Aviation SA	5,541	1,825,544
Dassault Systemes SE	106,972	4,037,359
EssilorLuxottica SA	83,856	24,040,277
Forvia SE	31,895	258,811
Gaztransport & Technigaz SA	2,920	442,532
Hermes International SCA	8,155	21,238,585
Imerys SA	9,412	304,395
Interparfums SA	4,875	208,796
Ipsen SA	3,833	440,540
IPSOS SA	6,119	275,362
Legrand SA	18,029	1,893,743
L’Oreal SA	121,780	45,100,829
LVMH Moet Hennessy Louis Vuitton SE	118,136	72,954,966
Nexans SA	4,472	436,691
Opmobility	10,774	106,081
Pernod Ricard SA	74,223	7,316,837
Publicis Groupe SA	46,737	4,379,098
Investments	Shares	Value
Rubis SCA	5,295	$148,940
Safran SA	58,471	15,284,819
SEB SA	3,719	348,900
Technip Energies NV	17,047	555,003
Valeo SE	27,014	250,486
Vicat SACA	10,038	538,900
Total France		281,249,556
Germany – 27.1%
adidas AG	13,576	3,177,863
AIXTRON SE	12,832	140,483
Beiersdorf AG	20,618	2,659,226
Brenntag SE	63,258	4,072,547
Continental AG	109,775	7,655,461
Daimler Truck Holding AG	639,549	25,644,025
Deutsche Telekom AG, Registered Shares	2,613,399	96,602,892
Duerr AG	12,272	306,749
Evonik Industries AG	584,653	12,589,800
GEA Group AG	67,469	4,073,995
Hannover Rueck SE	81,019	24,040,857
Heidelberg Materials AG	125,263	21,317,959
Henkel AG & Co. KGaA	126,945	9,125,739
HochTief AG	40,949	6,944,602
Hugo Boss AG	23,754	894,476
Jenoptik AG	4,032	83,144
Knorr-Bremse AG	69,703	6,290,749
Krones AG	5,497	744,608
Lanxess AG	8,227	247,142
Merck KGaA	20,519	2,806,043
MTU Aero Engines AG	3,119	1,079,137
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	100,035	62,932,900
SAP SE	189,310	49,978,033
Schott Pharma AG & Co. KGaA	9,961	253,288
Siemens AG, Registered Shares	311,848	71,380,292
Siemens Healthineers AG(a)	298,974	16,021,643
Symrise AG	17,544	1,813,614
Talanx AG	196,487	20,524,127
Total Germany		453,401,394
Ireland – 0.8%
Glanbia PLC	377,081	4,142,476
Kerry Group PLC, Class A	86,180	9,011,275
Total Ireland		13,153,751
Italy – 5.3%
Brembo NV	534,975	4,557,164
Brunello Cucinelli SpA	58,556	6,679,435
Carel Industries SpA(a)	206,673	3,763,966
DiaSorin SpA	46,776	4,623,263
Ferrari NV	33,226	14,076,350
Ferretti SpA(b)	343,255	925,107
Intercos SpA	169,590	2,363,167
Leonardo SpA	295,885	14,328,347

See Notes to Financial Statements.

WisdomTree Trust    1

Schedule of Investments (continued) WisdomTree Europe Hedged Equity Fund (HEDJ) March 31, 2025
Investments	Shares	Value
Maire SpA	602,984	$5,748,108
Moncler SpA	168,393	10,295,439
Piaggio & C SpA	687,141	1,416,955
Prysmian SpA	137,799	7,496,114
Reply SpA	34,652	5,644,611
Webuild SpA	1,879,019	6,430,145
Total Italy		88,348,171
Netherlands – 12.7%
Aegon Ltd.	2,552,418	16,680,596
Akzo Nobel NV	142,204	8,706,549
Arcadis NV	77,571	3,938,235
ASM International NV	12,365	5,548,365
ASML Holding NV	63,873	41,811,365
BE Semiconductor Industries NV	65,516	6,738,759
Corbion NV	114,782	2,411,558
Fugro NV	196,033	2,809,988
Heineken Holding NV	174,063	12,578,735
Heineken NV	249,873	20,346,039
IMCD NV	38,170	5,057,014
JDE Peet’s NV	417,106	9,110,286
Koninklijke Ahold Delhaize NV	639,835	23,886,149
Koninklijke Vopak NV	176,753	7,656,241
SBM Offshore NV	328,398	6,984,746
Universal Music Group NV	776,565	21,331,853
Wolters Kluwer NV	106,018	16,439,447
Total Netherlands		212,035,925
Portugal – 0.1%
Altri SGPS SA	336,524	2,170,175
Spain – 17.6%
Acerinox SA	588,817	6,875,597
ACS Actividades de Construccion y Servicios SA	315,129	17,956,233
Amadeus IT Group SA	265,684	20,232,937
Banco Bilbao Vizcaya Argentaria SA	8,753,207	118,615,725
Banco Santander SA	11,297,109	75,610,678
CIE Automotive SA	238,043	5,785,519
Ebro Foods SA	267,907	4,838,656
Elecnor SA	141,273	2,646,139
Fluidra SA	257,092	6,015,219
Gestamp Automocion SA(a)(b)	1,609,495	4,502,916
Mapfre SA	7,286,071	22,367,728
Investments	Shares	Value
Prosegur Cia de Seguridad SA	965,840	$2,185,715
Viscofan SA	94,727	6,538,514
Total Spain		294,171,576
Switzerland – 0.8%
DSM-Firmenich AG	124,952	12,331,154
United States – 8.6%
Ferrovial SE	341,626	15,196,433
Sanofi SA	636,806	70,108,547
Schneider Electric SE	155,303	35,355,080
Signify NV(a)	212,611	4,579,471
Tenaris SA	926,435	18,073,285
Total United States		143,312,816
TOTAL COMMON STOCKS (Cost: $1,316,286,714)		1,665,229,359
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(c) (Cost: $298,229)	298,229	298,229
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
United States – 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c) (Cost: $2,947,421)	2,947,421	2,947,421
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $1,319,532,364)		1,668,475,009
Other Assets less Liabilities – 0.1%		2,303,432
NET ASSETS – 100.0%		$1,670,778,441

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,715,737 and the total market value of the collateral held by the Fund was $2,947,421.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2025.

CURRENCY ABBREVIATIONS:
EUR	Euro
USD	United States dollar

See Notes to Financial Statements.

2    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Europe Hedged Equity Fund (HEDJ) March 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	4/3/2025	12,288,653	USD	11,233,902	EUR	$153,152	$—
Barclays Bank PLC	4/3/2025	332,285,175	USD	319,023,986	EUR	—	(12,342,698)
Citibank NA	4/3/2025	322,611,465	EUR	348,506,197	USD	—	(2,925)
Citibank NA	4/3/2025	332,285,175	USD	319,024,599	EUR	—	(12,343,360)
Citibank NA	5/6/2025	339,673,576	USD	313,869,429	EUR	2,726	—
Citibank NA	4/2/2025	717,000	USD	664,763	EUR	—	(1,077)
Goldman Sachs	4/3/2025	322,610,271	EUR	348,506,197	USD	—	(4,215)
Goldman Sachs	4/3/2025	12,288,653	USD	11,239,553	EUR	147,048	—
Goldman Sachs	5/6/2025	339,673,577	USD	313,867,979	EUR	4,295	—
HSBC Holdings PLC	4/3/2025	332,285,175	USD	319,024,598	EUR	—	(12,343,360)
HSBC Holdings PLC	4/3/2025	12,288,653	USD	11,290,370	EUR	92,153	—
JP Morgan Chase Bank NA	4/3/2025	22,119,575	USD	20,421,774	EUR	58,812	—
Morgan Stanley & Co. International	4/3/2025	7,373,192	USD	6,775,990	EUR	53,382	—
Royal Bank of Canada	4/3/2025	322,610,868	EUR	348,506,197	USD	—	(3,570)
Royal Bank of Canada	4/3/2025	332,285,175	USD	319,023,373	EUR	—	(12,342,036)
Royal Bank of Canada	5/6/2025	339,673,577	USD	313,868,850	EUR	3,353	—
Standard Chartered Bank	4/3/2025	322,611,166	EUR	348,506,197	USD	—	(3,247)
Standard Chartered Bank	4/3/2025	14,746,384	USD	13,569,027	EUR	88,349	—
Standard Chartered Bank	5/6/2025	339,673,577	USD	313,868,850	EUR	3,353	—
UBS Group AG	4/3/2025	322,610,868	EUR	348,506,197	USD	—	(3,570)
UBS Group AG	4/3/2025	332,285,175	USD	319,025,517	EUR	—	(12,344,352)
UBS Group AG	5/6/2025	339,673,577	USD	313,868,269	EUR	3,981	—
						$610,604	$(61,734,410)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,665,229,359	$—	$—	$1,665,229,359
Mutual Fund	—	298,229	—	298,229
Investment of Cash Collateral for Securities Loaned	—	2,947,421	—	2,947,421
Total Investments in Securities	$1,665,229,359	$3,245,650	$—	$1,668,475,009
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$610,604	$—	$610,604
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(61,734,410)	$—	$(61,734,410)
Total – Net	$1,665,229,359	$(57,878,156)	$—	$1,607,351,203

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    3

Schedule of Investments WisdomTree Europe Hedged SmallCap Equity Fund (EUSC) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.7%
Austria – 6.5%
ANDRITZ AG	14,425	$805,584
BAWAG Group AG(a)	17,737	1,820,154
CA Immobilien Anlagen AG(b)	6,945	168,045
Kontron AG	4,451	106,449
Oesterreichische Post AG	4,951	167,127
Raiffeisen Bank International AG	38,789	993,866
Schoeller-Bleckmann Oilfield Equipment AG	2,703	103,506
Telekom Austria AG	12,568	117,296
UNIQA Insurance Group AG	14,596	154,513
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,572	200,757
voestalpine AG	12,890	313,285
Wienerberger AG	7,782	257,900
Total Austria		5,208,482
Belgium – 6.5%
Ackermans & van Haaren NV	2,225	480,209
Aedifica SA	9,395	633,773
Azelis Group NV	6,798	119,180
Barco NV	9,008	114,722
Bekaert SA	6,047	216,078
Cofinimmo SA	8,164	538,385
Colruyt Group NV	14,668	602,086
Deceuninck NV	8,104	19,084
Elia Group SA	2,835	245,449
Fagron	4,177	85,457
Ion Beam Applications	1,684	19,791
Kinepolis Group NV	914	31,890
Melexis NV	4,379	245,024
Recticel SA(b)	2,922	32,005
Shurgard Self Storage Ltd.	4,747	171,266
Solvay SA	21,595	765,123
Tessenderlo Group SA	3,953	105,256
Warehouses De Pauw CVA	25,022	592,471
Xior Student Housing NV(d)	5,447	161,806
Total Belgium		5,179,055
Denmark – 0.2%
Cementir Holding NV	11,051	158,766
Finland – 9.0%
Aktia Bank OYJ	3,953	47,227
Anora Group OYJ	9,376	36,359
Cargotec OYJ, Class B	4,847	219,901
Elisa OYJ	28,776	1,401,260
Harvia OYJ(d)	986	46,544
Huhtamaki OYJ	11,316	401,421
Kamux Corp.	4,433	11,612
Kemira OYJ	16,806	364,166
Kesko OYJ, Class B	34,499	703,020
Konecranes OYJ	5,361	340,508
Investments	Shares	Value
Lassila & Tikanoja OYJ	2,804	$25,352
Mandatum OYJ	75,933	458,672
Marimekko OYJ	3,921	54,129
Metso OYJ	67,912	697,053
Nokian Renkaat OYJ(b)	21,058	147,036
Oma Saastopankki OYJ	2,121	19,933
Orion OYJ, Class B	7,896	467,916
Outokumpu OYJ	82,229	308,219
Puuilo OYJ	10,345	127,056
Raisio OYJ, Class V	18,241	47,092
Sanoma OYJ	5,818	56,184
Talenom OYJ	4,984	16,797
Terveystalo OYJ(a)	6,515	80,791
TietoEVRY OYJ	17,798	307,414
Tokmanni Group Corp.	10,551	144,403
Valmet OYJ	23,242	626,395
Total Finland		7,156,460
France – 17.1%
ABC arbitrage	296	1,822
Alten SA	1,193	115,337
Antin Infrastructure Partners SA	3,798	43,077
Arkema SA	7,211	548,369
Bonduelle SCA	4,338	36,175
Catana Group	2,854	13,503
Cie des Alpes	5,029	79,964
Coface SA	22,304	426,201
Covivio SA	15,987	894,543
Derichebourg SA	11,032	64,351
Elis SA	10,860	240,954
Etablissements Maurel & Prom SA	27,655	144,884
FDJ UNITED(a)	29,951	940,181
Fnac Darty SA	947	28,489
Forvia SE	27,047	219,472
Gaztransport & Technigaz SA	4,032	611,058
Gecina SA	8,992	843,588
GL Events SACA	2,556	57,291
Imerys SA	9,280	300,126
Interparfums SA	4,230	181,171
IPSOS SA	5,229	235,311
Klepierre SA	54,758	1,828,906
Mersen SA	2,561	50,736
Nexans SA	1,588	155,068
Opmobility	22,691	223,416
Quadient SA	3,001	50,570
Rexel SA	32,249	863,221
Rubis SCA	25,960	730,214
SEB SA	3,493	327,697
Societe BIC SA	4,862	328,771
Sopra Steria Group	1,248	230,658
SPIE SA	13,825	587,495
Technip Energies NV	11,296	367,767

See Notes to Financial Statements.

4    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Europe Hedged SmallCap Equity Fund (EUSC) March 31, 2025
Investments	Shares	Value
Television Francaise 1 SA	17,705	$171,551
Valeo SE	20,679	191,745
Verallia SA(a)	23,002	710,618
Vicat SACA	4,584	246,096
Wendel SE	5,583	536,738
Total France		13,627,134
Germany – 12.2%
AIXTRON SE	6,012	65,818
Aurubis AG	1,975	185,712
Bechtle AG	5,879	217,187
Bilfinger SE	4,473	319,861
Cancom SE	3,539	85,784
CTS Eventim AG & Co. KGaA	4,537	451,860
Dermapharm Holding SE	2,617	103,040
Deutsche Lufthansa AG, Registered Shares	119,815	866,625
Deutz AG	12,836	93,453
Duerr AG	4,070	101,733
DWS Group GmbH & Co. KGaA(a)	11,663	634,329
ElringKlinger AG	6,337	32,138
Fielmann Group AG	5,633	254,648
Freenet AG	25,037	953,065
GEA Group AG	12,601	760,889
Gerresheimer AG	1,184	89,591
GFT Technologies SE	1,984	48,006
Hamborner REIT AG	11,897	76,978
HochTief AG	6,464	1,096,239
Hugo Boss AG	4,721	177,773
Instone Real Estate Group SE(a)	4,129	35,681
Jenoptik AG	2,652	54,687
KION Group AG	6,367	263,414
Krones AG	2,047	277,281
Lanxess AG	2,098	63,025
LEG Immobilien SE	4,545	321,377
M1 Kliniken AG	1,966	31,643
MLP SE	3,138	25,694
Norma Group SE	3,125	42,938
PNE AG	2,395	36,581
RENK Group AG*	3,785	181,225
SAF-Holland SE	9,330	164,074
Schott Pharma AG & Co. KGaA	3,084	78,420
Scout24 SE(a)	2,459	256,059
Sixt SE	3,425	292,830
SMA Solar Technology AG(b)	3,236	52,573
Stroeer SE & Co. KGaA	6,228	362,612
Suedzucker AG	34,683	430,468
Wacker Neuson SE	6,996	157,565
Total Germany		9,742,876
Ireland – 0.6%
Cairn Homes PLC	66,924	138,077
Dalata Hotel Group PLC	16,080	90,148
Investments	Shares	Value
Glanbia PLC	19,774	$217,230
Origin Enterprises PLC	10,192	34,404
Uniphar PLC*	8,741	25,635
Total Ireland		505,494
Italy – 28.1%
A2A SpA	456,727	1,097,719
ACEA SpA	19,575	402,811
Alerion Cleanpower SpA	3,009	44,984
Amplifon SpA	5,397	108,872
Anima Holding SpA(a)	39,734	299,801
Arnoldo Mondadori Editore SpA	46,933	107,985
Ascopiave SpA	27,275	90,155
Azimut Holding SpA	18,542	515,949
Banca Generali SpA	19,084	1,067,834
Banca IFIS SpA	9,846	228,241
Banca Mediolanum SpA	97,704	1,569,379
Banca Monte dei Paschi di Siena SpA	194,847	1,536,880
Banca Popolare di Sondrio SpA	115,573	1,388,243
Banco BPM SpA	254,387	2,568,177
BPER Banca SpA	240,416	1,872,419
Brembo NV	21,030	179,143
Brunello Cucinelli SpA	2,198	250,724
Buzzi SpA	10,919	521,562
Cairo Communication SpA	29,537	91,251
Carel Industries SpA(a)	2,945	53,635
Credito Emiliano SpA	23,715	321,237
d’Amico International Shipping SA	15,709	56,931
Danieli & C Officine Meccaniche SpA	1,435	45,960
Danieli & C Officine Meccaniche SpA, RSP	1,794	45,928
Datalogic SpA	3,764	18,215
De’ Longhi SpA	8,847	291,092
DiaSorin SpA	1,453	143,612
El.En. SpA	3,396	33,639
Enav SpA(a)	75,661	298,148
Equita Group SpA	2,371	11,269
ERG SpA	21,258	402,540
Ferretti SpA	24,959	67,267
Fiera Milano SpA	9,762	52,514
Fila SpA	2,009	24,392
Hera SpA	193,893	837,773
Illimity Bank SpA(b)	3,640	13,683
IMMSI SpA	68,244	37,964
Industrie De Nora SpA(b)	2,386	16,018
Intercos SpA	3,010	41,943
Interpump Group SpA	2,456	87,071
Iren SpA	250,939	638,628
Italgas SpA	162,972	1,168,042
Italian Sea Group SpA	8,547	55,856
Iveco Group NV	14,537	236,642
Lottomatica Group SpA	12,829	257,895

See Notes to Financial Statements.

WisdomTree Trust    5

Schedule of Investments (continued) WisdomTree Europe Hedged SmallCap Equity Fund (EUSC) March 31, 2025
Investments	Shares	Value
Maire SpA	28,946	$275,936
MARR SpA	9,447	99,087
MFE-MediaForEurope NV, Class A	62,871	227,238
Orsero SpA	2,732	35,354
OVS SpA(a)	17,175	58,737
Piaggio & C SpA	57,338	118,237
RAI Way SpA(a)	36,099	226,556
Reply SpA	846	137,809
Sanlorenzo SpA	1,963	61,068
Sesa SpA	534	39,224
Sogefi SpA	41,397	81,206
SOL SpA	3,164	127,653
Technogym SpA(a)	17,753	228,396
Unipol Assicurazioni SpA	72,473	1,152,361
Webuild SpA	63,388	216,919
Wiit SpA	607	9,258
Zignago Vetro SpA(b)	12,163	114,436
Total Italy		22,409,498
Netherlands – 3.9%
Aalberts NV	7,689	259,137
Arcadis NV	3,567	181,094
BE Semiconductor Industries NV	3,796	390,444
Brunel International NV	8,798	89,904
Corbion NV	3,117	65,488
ForFarmers NV	14,258	68,614
Fugro NV	6,743	96,656
IMCD NV	1,971	261,131
Kendrion NV	2,996	34,434
Koninklijke BAM Groep NV	26,609	147,883
Koninklijke Heijmans NV	3,178	133,539
Koninklijke Vopak NV	14,651	634,623
PostNL NV(b)	65,364	70,041
SBM Offshore NV	17,263	367,169
Sligro Food Group NV	3,793	43,103
Wereldhave NV	13,706	236,884
Total Netherlands		3,080,144
Portugal – 3.4%
Altri SGPS SA	20,856	134,496
Banco Comercial Portugues SA, Class R	1,882,504	1,133,056
Corticeira Amorim SGPS SA	11,111	96,017
CTT-Correios de Portugal SA	18,831	152,153
Navigator Co. SA	72,608	256,784
NOS SGPS SA	56,814	270,337
REN – Redes Energeticas Nacionais SGPS SA	93,379	276,883
Semapa-Sociedade de Investimento & Gestao	6,555	108,193
Sonae SGPS SA	238,623	273,742
Total Portugal		2,701,661
Spain – 11.6%
Acciona SA	5,028	656,095
Acerinox SA	38,941	454,713
Investments	Shares	Value
Almirall SA	10,173	$107,746
Bankinter SA	136,504	1,510,643
CIE Automotive SA(b)	7,396	179,756
Construcciones y Auxiliar de Ferrocarriles SA	3,783	165,908
Ebro Foods SA	6,982	126,101
Elecnor SA	3,937	73,743
Ence Energia y Celulosa SA	23,535	79,522
Ercros SA	5,611	17,759
Faes Farma SA	22,211	94,170
Fluidra SA	10,226	239,259
Gestamp Automocion SA(a)	72,232	202,085
Global Dominion Access SA(a)	11,426	33,880
Grupo Catalana Occidente SA	1,595	84,509
Indra Sistemas SA	8,904	256,996
Inmobiliaria Colonial Socimi SA	61,438	362,023
Laboratorios Farmaceuticos Rovi SA	2,627	146,141
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	22,640	29,738
Logista Integral SA	29,575	938,601
Mapfre SA	335,477	1,029,891
Melia Hotels International SA	9,192	62,951
Merlin Properties Socimi SA	53,066	564,907
Neinor Homes SA(a)	9,977	145,707
Pharma Mar SA	389	34,120
Prosegur Cash SA(a)	42,033	31,056
Sacyr SA	79,583	276,121
Tubacex SA	19,557	81,439
Unicaja Banco SA(a)	369,353	680,652
Vidrala SA	1,775	176,972
Viscofan SA	5,128	353,959
Total Spain		9,197,163
United Kingdom – 0.1%
Allfunds Group PLC	19,473	110,853
United States – 0.5%
Signify NV(a)	16,450	354,320
TOTAL COMMON STOCKS (Cost: $70,997,934)		79,431,906
RIGHTS – 0.0%
Belgium – 0.0%
Elia Group SA* (Cost: $0)	3,721	18,136
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(c) (Cost: $41,998)	41,998	41,998

See Notes to Financial Statements.

6    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Europe Hedged SmallCap Equity Fund (EUSC) March 31, 2025
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
United States – 0.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c) (Cost: $325,849)	325,849	$325,849
TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $71,365,781)		79,817,889
Other Liabilities less Assets – (0.2)%		(128,991)
NET ASSETS – 100.0%		$79,688,898

*     Non-income producing security.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $480,053 and the total market value of the collateral held by the Fund was $512,386. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $186,537.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2025.

(d)  This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

CURRENCY ABBREVIATIONS:
EUR	Euro
USD	United States dollar
OTHER ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)
RSP	Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	4/3/2025	12,209,919	USD	11,722,633	EUR	$—	$(453,536)
Citibank NA	4/3/2025	14,420,681	EUR	15,578,171	USD	—	(131)
Citibank NA	4/3/2025	12,209,919	USD	11,722,655	EUR	—	(453,560)
Citibank NA	4/3/2025	4,210,317	USD	3,993,612	EUR	—	(103,810)
Citibank NA	5/6/2025	16,235,666	USD	15,002,283	EUR	130	—
Goldman Sachs	4/3/2025	14,420,629	EUR	15,578,173	USD	—	(188)
Goldman Sachs	5/6/2025	16,235,667	USD	15,002,215	EUR	205	—
HSBC Holdings PLC	4/3/2025	12,209,919	USD	11,722,655	EUR	—	(453,560)
JPMorgan Chase Bank NA	4/3/2025	4,210,317	USD	4,009,521	EUR	—	(120,995)
JPMorgan Chase Bank NA	4/3/2025	4,210,317	USD	3,879,534	EUR	19,424	—
Royal Bank of Canada	4/3/2025	14,420,656	EUR	15,578,173	USD	—	(160)
Royal Bank of Canada	4/3/2025	12,209,919	USD	11,722,610	EUR	—	(453,512)
Royal Bank of Canada	5/6/2025	16,235,667	USD	15,002,256	EUR	160	—
Standard Chartered Bank	4/3/2025	14,420,669	EUR	15,578,173	USD	—	(145)
Standard Chartered Bank	4/3/2025	4,210,317	USD	4,042,268	EUR	—	(156,371)
Standard Chartered Bank	5/6/2025	16,235,667	USD	15,002,256	EUR	160	—
UBS Group AG	4/3/2025	14,420,656	EUR	15,578,173	USD	—	(160)
UBS Group AG	4/3/2025	12,209,919	USD	11,722,689	EUR	—	(453,597)
UBS Group AG	5/6/2025	16,235,667	USD	15,002,229	EUR	190	—
						$20,269	$(2,649,725)
See Notes to Financial Statements.

WisdomTree Trust    7

Schedule of Investments (concluded) WisdomTree Europe Hedged SmallCap Equity Fund (EUSC) March 31, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$79,431,906	$—	$—	$79,431,906
Rights	18,136	—	—	18,136
Mutual Fund	—	41,998	—	41,998
Investment of Cash Collateral for Securities Loaned	—	325,849	—	325,849
Total Investments in Securities	$79,450,042	$367,847	$—	$79,817,889
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$20,269	$—	$20,269
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(2,649,725)	$—	$(2,649,725)
Total – Net	$79,450,042	$(2,261,609)	$—	$77,188,433

1       Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

8    WisdomTree Trust

Schedule of Investments WisdomTree India Hedged Equity Fund (INDH) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 102.3%
India – 102.3%
Aerospace & Defense – 1.8%
Bharat Electronics Ltd.	22,121	$77,984
Hindustan Aeronautics Ltd.	1,115	54,496
Total Aerospace & Defense		132,480
Automobile Components – 0.1%
Tube Investments of India Ltd.	198	6,415
Automobiles – 7.8%
Bajaj Auto Ltd.	454	41,850
Eicher Motors Ltd.	1,024	64,068
Hero MotoCorp Ltd.	500	21,778
Mahindra & Mahindra Ltd.	6,394	199,422
Maruti Suzuki India Ltd.	845	113,910
Tata Motors Ltd.	10,125	79,895
TVS Motor Co. Ltd.	1,524	43,147
Total Automobiles		564,070
Banks – 23.3%
Axis Bank Ltd.	13,794	177,847
HDFC Bank Ltd.	31,949	683,368
ICICI Bank Ltd.	33,812	533,393
Kotak Mahindra Bank Ltd.	7,157	181,804
State Bank of India	11,543	104,190
Total Banks		1,680,602
Beverages – 1.0%
United Spirits Ltd.	2,222	36,429
Varun Beverages Ltd.	5,215	32,926
Total Beverages		69,355
Chemicals – 1.3%
Asian Paints Ltd.	2,268	62,109
Pidilite Industries Ltd.	985	32,836
Total Chemicals		94,945
Construction & Engineering – 2.4%
Larsen & Toubro Ltd.	4,283	174,998
Construction Materials – 2.9%
Ambuja Cements Ltd.	5,156	32,475
Grasim Industries Ltd.	2,278	69,592
UltraTech Cement Ltd.	773	104,091
Total Construction Materials		206,158
Consumer Staples Distribution & Retail – 0.7%
Avenue Supermarts Ltd.*(a)	982	46,912
Electric Utilities – 2.1%
Power Grid Corp. of India Ltd.	31,586	107,298
Tata Power Co. Ltd.	10,505	46,138
Total Electric Utilities		153,436
Investments	Shares	Value
Electrical Equipment – 0.6%
Havells India Ltd.	1,503	$26,885
Suzlon Energy Ltd.*	27,923	18,510
Total Electrical Equipment		45,395
Financial Services – 0.8%
Bajaj Finserv Ltd.	2,540	59,653
Food Products – 2.0%
Britannia Industries Ltd.	786	45,400
Nestle India Ltd.	2,231	58,749
Tata Consumer Products Ltd.	3,088	36,197
Total Food Products		140,346
Gas Utilities – 0.2%
GAIL India Ltd.	7,857	16,826
Health Care Providers & Services – 1.6%
Apollo Hospitals Enterprise Ltd.	680	52,637
Max Healthcare Institute Ltd.	4,856	62,322
Total Health Care Providers & Services		114,959
Hotels, Restaurants & Leisure – 1.9%
Indian Hotels Co. Ltd.	5,967	54,980
Zomato Ltd.*	33,839	79,854
Total Hotels, Restaurants & Leisure		134,834
Independent Power & Renewable Electricity Producers – 2.1%
Adani Green Energy Ltd.*	2,353	26,115
NTPC Ltd.	30,091	125,895
Total Independent Power & Renewable Electricity Producers		152,010
Industrial Conglomerates – 0.5%
Siemens Ltd.	529	32,650
Insurance – 2.0%
HDFC Life Insurance Co. Ltd.(a)	6,317	50,678
ICICI Lombard General Insurance Co. Ltd.(a)	1,039	21,794
PB Fintech Ltd.*	865	16,089
SBI Life Insurance Co. Ltd.(a)	2,967	53,730
Total Insurance		142,291
Interactive Media & Services – 0.6%
Info Edge India Ltd.	507	42,598
IT Services – 13.7%
HCL Technologies Ltd.	6,443	120,044
Infosys Ltd.	23,596	433,602
LTIMindtree Ltd.(a)	609	32,001
Persistent Systems Ltd.	53	3,419
Tata Consultancy Services Ltd.	6,478	273,312
Tech Mahindra Ltd.	4,078	67,667
Wipro Ltd.	18,600	57,069
Total IT Services		987,114

See Notes to Financial Statements.

WisdomTree Trust    9

Schedule of Investments (continued) WisdomTree India Hedged Equity Fund (INDH) March 31, 2025
Investments	Shares	Value
Life Sciences Tools & Services – 0.8%
Divi’s Laboratories Ltd.	863	$58,314
Metals & Mining – 3.8%
Hindalco Industries Ltd.	8,994	71,812
JSW Steel Ltd.	6,337	78,827
Tata Steel Ltd.	54,880	99,034
Vedanta Ltd.	4,540	24,614
Total Metals & Mining		274,287
Oil, Gas & Consumable Fuels – 11.7%
Bharat Petroleum Corp. Ltd.	10,558	34,398
Coal India Ltd.	8,788	40,942
Indian Oil Corp. Ltd.	29,263	43,720
Oil & Natural Gas Corp. Ltd.	26,047	75,082
Reliance Industries Ltd.	43,616	650,674
Total Oil, Gas & Consumable Fuels		844,816
Passenger Airlines – 0.4%
InterGlobe Aviation Ltd.*(a)	528	31,600
Personal Care Products – 2.7%
Godrej Consumer Products Ltd.	2,532	34,341
Hindustan Unilever Ltd.	6,080	160,681
Total Personal Care Products		195,022
Pharmaceuticals – 3.6%
Cipla Ltd.	3,451	58,229
Dr. Reddy’s Laboratories Ltd.	4,232	56,653
Sun Pharmaceutical Industries Ltd.	7,077	143,631
Total Pharmaceuticals		258,513
Real Estate Management & Development – 0.4%
DLF Ltd.	3,825	30,453
Specialty Retail – 1.0%
Trent Ltd.	1,202	74,888
Investments	Shares	Value
Textiles, Apparel & Luxury Goods – 1.3%
Titan Co. Ltd.	2,610	$93,543
Tobacco – 1.3%
ITC Ltd.	20,179	96,737
Trading Companies & Distributors – 0.6%
Adani Enterprises Ltd.	1,508	40,858
Transportation Infrastructure – 0.8%
Adani Ports & Special Economic Zone Ltd.	3,939	54,516
Wireless Telecommunication Services – 4.5%
Bharti Airtel Ltd.	16,082	326,146
TOTAL COMMON STOCKS (Cost: $7,053,610)		7,377,740
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(b) (Cost: $7,850)	7,850	7,850
TOTAL INVESTMENTS IN SECURITIES – 102.4% (Cost: $7,061,460)		7,385,590
Other Liabilities less Assets – (2.4)%		(169,997)
NET ASSETS – 100.0%		$7,215,593

*     Non-income producing security.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2025.

CURRENCY ABBREVIATIONS:
INR	Indian rupee
USD	United States dollar

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	4/4/2025	6,947,755	USD	609,040,203	INR	$—	$(177,158)
Citibank NA	4/4/2025	609,040,203	INR	7,124,944	USD	—	(31)
Citibank NA	5/6/2025	7,190,763	USD	616,418,781	INR	—	(239)
						$—	$(177,428)

See Notes to Financial Statements.

10    WisdomTree Trust

Schedule of Investments (conclued) WisdomTree India Hedged Equity Fund (INDH) March 31, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$7,377,740	$—	$—	$7,377,740
Mutual Fund	—	7,850	—	7,850
Total Investments in Securities	$7,377,740	$7,850	$—	$7,385,590
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(177,428)	$—	$(177,428)
Total – Net	$7,377,740	$(169,578)	$—	$7,208,162

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    11

Schedule of Investments WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 100.1%
Australia – 6.0%
Ampol Ltd.	540,814	$7,892,733
APA Group	3,494,978	17,205,375
BlueScope Steel Ltd.	396,613	5,259,339
Brambles Ltd.	1,136,152	14,181,103
Breville Group Ltd.	96,224	1,876,810
Champion Iron Ltd.	719,588	2,179,279
Cochlear Ltd.	34,389	5,620,960
Codan Ltd.	139,014	1,350,508
Domino’s Pizza Enterprises Ltd.	122,795	1,956,609
Glencore PLC	9,125,160	33,014,591
GrainCorp Ltd., Class A	274,444	1,164,645
IDP Education Ltd.	305,719	1,792,688
Netwealth Group Ltd.	153,941	2,450,010
Pinnacle Investment Management Group Ltd.	269,482	2,948,811
Pro Medicus Ltd.	12,385	1,541,922
REA Group Ltd.	41,469	5,673,481
Sonic Healthcare Ltd.	671,325	10,776,340
Technology One Ltd.	125,897	2,184,124
Wesfarmers Ltd.	1,096,723	49,213,288
WiseTech Global Ltd.	44,159	2,235,261
Total Australia		170,517,877
Austria – 0.6%
Kontron AG	114,998	2,750,251
Mondi PLC	610,591	9,043,685
Wienerberger AG	187,021	6,197,979
Total Austria		17,991,915
Belgium – 0.9%
Fagron	103,814	2,123,931
Kinepolis Group NV	41,418	1,445,094
Melexis NV	88,031	4,925,721
Solvay SA	240,435	8,518,751
Syensqo SA	92,431	6,267,209
Tessenderlo Group SA	98,207	2,614,952
Total Belgium		25,895,658
Brazil – 0.2%
Yara International ASA	204,373	6,128,484
Chile – 0.3%
Antofagasta PLC	367,079	7,905,477
China – 0.5%
Prosus NV	289,841	13,329,654
Denmark – 4.5%
Coloplast AS, Class B	174,120	18,232,091
DSV AS	30,791	5,940,465
Novo Nordisk AS, Class B	1,283,718	87,319,663
Novonesis (Novozymes) B, Class B	147,612	8,570,288
Pandora AS	54,809	8,364,152
Total Denmark		128,426,659
Investments	Shares	Value
Finland – 1.0%
Cargotec OYJ, Class B	39,915	$1,810,880
Kone OYJ, Class B	503,375	27,644,045
Total Finland		29,454,925
France – 5.9%
Airbus SE	336,358	59,143,525
BioMerieux	49,143	6,062,227
FDJ UNITED(a)	326,464	10,247,910
Gaztransport & Technigaz SA	48,049	7,281,929
Hermes International SCA	25,953	67,591,048
Ipsen SA	41,866	4,811,799
Verallia SA(a)	375,936	11,614,068
Vivendi SE	399,369	1,189,366
Total France		167,941,872
Georgia – 0.1%
TBC Bank Group PLC	46,360	2,471,359
Germany – 11.8%
AIXTRON SE	179,124	1,961,019
Daimler Truck Holding AG	1,411,461	56,595,415
Deutsche Post AG, Registered Shares	1,966,824	83,877,803
Fielmann Group AG	78,248	3,537,310
HochTief AG	96,274	16,327,251
Hugo Boss AG	102,253	3,850,418
Knorr-Bremse AG	115,680	10,440,208
Krones AG	13,157	1,782,210
Nemetschek SE	25,731	2,968,468
Rheinmetall AG	15,430	21,984,426
SAP SE	420,496	111,011,373
Schott Pharma AG & Co. KGaA	53,525	1,361,029
Sixt SE(b)	53,779	4,597,990
Stroeer SE & Co. KGaA	77,367	4,504,524
Suedzucker AG(b)	695,115	8,627,423
Total Germany		333,426,867
Hong Kong – 0.8%
Pacific Basin Shipping Ltd.	5,089,000	1,131,572
SUNeVision Holdings Ltd.(b)	3,686,000	3,245,260
Techtronic Industries Co. Ltd.	1,043,500	12,506,764
VTech Holdings Ltd.	648,000	4,755,704
Total Hong Kong		21,639,300
Israel – 0.6%
Camtek Ltd.	33,499	1,915,410
Hilan Ltd.	11,622	709,117
Matrix IT Ltd.	141,322	3,275,438
Newmed Energy LP	2,989,656	10,019,132
Sapiens International Corp. NV	35,694	969,219
Total Israel		16,888,316

See Notes to Financial Statements.

12    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) March 31, 2025
Investments	Shares	Value
Italy – 2.3%
Amplifon SpA	114,038	$2,300,460
Brunello Cucinelli SpA	29,304	3,342,683
Carel Industries SpA(a)	17,480	318,349
DiaSorin SpA	33,547	3,315,730
Ferrari NV	37,011	15,679,883
Maire SpA	211,435	2,015,561
Moncler SpA	214,333	13,104,181
PRADA SpA	1,914,300	13,323,310
Prysmian SpA	96,280	5,237,526
Reply SpA	13,743	2,238,656
Sesa SpA(b)	16,709	1,227,337
Technogym SpA(a)	282,495	3,634,351
Total Italy		65,738,027
Japan – 17.3%
Advantest Corp.	142,300	6,158,657
Asics Corp.	240,300	5,053,788
AZ-COM MARUWA Holdings, Inc.	61,900	510,383
BayCurrent, Inc.	33,100	1,432,105
Capcom Co. Ltd.	255,700	6,265,112
Chugai Pharmaceutical Co. Ltd.	729,700	33,176,610
Cosmo Energy Holdings Co. Ltd.	130,600	5,593,774
Create Restaurants Holdings, Inc.	191,800	1,673,793
CyberAgent, Inc.	405,400	3,062,052
Daifuku Co. Ltd.	193,700	4,717,503
Daihen Corp.	6,500	275,144
Daiichi Sankyo Co. Ltd.	854,500	20,062,522
Dentsu Soken, Inc.	68,600	2,789,140
Dexerials Corp.	188,600	2,289,710
Dip Corp.	7,000	104,574
Disco Corp.	37,500	7,496,740
Financial Partners Group Co. Ltd.	185,900	2,857,992
Food & Life Cos. Ltd.	81,000	2,410,934
Fujikura Ltd.	113,500	4,097,051
Fujimi, Inc.	123,500	1,562,538
Fujitsu Ltd.	694,000	13,695,292
Future Corp.	153,900	1,785,586
GMO Payment Gateway, Inc.	43,100	2,283,833
Goldwin, Inc.	47,700	2,634,441
Hoya Corp.	70,900	7,955,744
Internet Initiative Japan, Inc.	100,100	1,739,735
Japan Material Co. Ltd.	97,900	794,775
Justsystems Corp.	42,000	946,503
Kakaku.com, Inc.	180,891	2,580,787
Kasumigaseki Capital Co. Ltd.(b)	9,500	810,619
Katitas Co. Ltd.	139,100	1,838,047
Keyence Corp.	40,000	15,642,637
Kobayashi Pharmaceutical Co. Ltd.	74,500	2,825,261
Kobe Bussan Co. Ltd.	70,100	1,651,949
Kotobuki Spirits Co. Ltd.	135,500	2,201,852
Investments	Shares	Value
Lasertec Corp.	33,700	$2,857,536
Macnica Holdings, Inc.	332,500	4,283,545
Maruwa Co. Ltd.	3,600	729,918
Meiko Electronics Co. Ltd.	32,500	1,486,559
Micronics Japan Co. Ltd.	45,200	1,051,866
MonotaRO Co. Ltd.	109,100	2,040,974
Morinaga Milk Industry Co. Ltd.	131,000	2,728,802
Murata Manufacturing Co. Ltd.	1,404,300	21,650,486
Nextage Co. Ltd.	156,800	1,586,454
Nihon Kohden Corp.	183,500	2,458,488
Nihon M&A Center Holdings, Inc.	667,600	2,582,184
Nintendo Co. Ltd.	1,051,300	71,075,585
Nippon Steel Corp.	1,885,600	40,286,826
Nomura Research Institute Ltd.	253,300	8,191,513
NSD Co. Ltd.	99,500	2,225,010
Olympus Corp.	286,300	3,728,563
Oracle Corp.	59,000	6,176,575
Organo Corp.	14,600	621,921
PAL GROUP Holdings Co. Ltd.	85,600	1,743,025
Pan Pacific International Holdings Corp.	167,700	4,585,564
Recruit Holdings Co. Ltd.	176,000	9,011,850
Riken Keiki Co. Ltd.	36,700	631,955
Rorze Corp.	88,300	826,964
Round One Corp.	272,300	1,793,604
Sanrio Co. Ltd.	96,200	4,419,513
SCREEN Holdings Co. Ltd.	112,400	7,211,970
Shin-Etsu Chemical Co. Ltd.	1,279,000	36,230,066
Simplex Holdings, Inc.	97,300	1,815,347
SMS Co. Ltd.	9,800	73,792
Socionext, Inc.	166,200	1,983,308
Sysmex Corp.	262,400	4,978,125
TechnoPro Holdings, Inc.	79,200	1,747,760
Tokyo Electron Ltd.	365,300	49,125,204
Tokyo Ohka Kogyo Co. Ltd.	109,000	2,257,409
Toridoll Holdings Corp.	43,400	1,174,244
Towa Corp.	123,400	1,226,243
Ulvac, Inc.	56,000	1,903,865
Yaskawa Electric Corp.	120,400	3,003,156
ZOZO, Inc.	727,200	6,968,554
Total Japan		489,451,506
Netherlands – 6.6%
Arcadis NV	20,940	1,063,112
ASM International NV	9,778	4,387,538
ASML Holding NV	124,913	81,768,243
Corbion NV	96,174	2,020,606
Fugro NV	16,119	231,054
Heineken Holding NV	265,209	19,165,439
Koninklijke KPN NV	6,045,620	25,579,899
Universal Music Group NV	1,346,165	36,978,480
Wolters Kluwer NV	111,410	17,275,546
Total Netherlands		188,469,917

See Notes to Financial Statements.

WisdomTree Trust    13

Schedule of Investments (continued) WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) March 31, 2025
Investments	Shares	Value
Norway – 1.3%
Aker ASA, Class A	144,996	$8,561,036
Borregaard ASA	62,827	1,021,010
Europris ASA(a)	356,128	2,841,343
Golden Ocean Group Ltd.	201,459	1,610,578
Kongsberg Gruppen ASA	69,994	10,198,800
Mowi ASA	687,328	12,696,580
Total Norway		36,929,347
Portugal – 0.7%
Jeronimo Martins SGPS SA	915,366	19,380,066
Singapore – 0.0%
iFAST Corp. Ltd.	239,100	1,319,933
Spain – 5.4%
Acerinox SA	768,302	8,971,438
Amadeus IT Group SA	298,081	22,700,102
Industria de Diseno Textil SA	2,402,393	118,983,790
Laboratorios Farmaceuticos Rovi SA	33,383	1,857,107
Total Spain		152,512,437
Sweden – 5.5%
AddTech AB, Class B	54,211	1,580,171
Atlas Copco AB, Class A	1,747,586	27,731,452
Axfood AB	270,821	6,087,683
Beijer Ref AB	81,175	1,136,196
BioGaia AB, Class B	202,985	2,224,831
Biotage AB	66,922	637,235
Bravida Holding AB(a)	249,177	2,251,129
Bufab AB	7,644	304,844
Epiroc AB, Class A	470,942	9,428,123
Epiroc AB, Class B	209,327	3,667,614
EQT AB	512,204	15,511,290
Evolution AB(a)	230,915	17,148,917
Fortnox AB	213,062	1,844,893
Hemnet Group AB	32,317	1,070,681
HMS Networks AB	45,780	2,011,657
Indutrade AB	93,655	2,582,596
JM AB	95,251	1,365,456
Lifco AB, Class B	73,176	2,584,628
Lindab International AB	58,725	1,135,319
Munters Group AB(a)	34,864	352,975
NCAB Group AB	226,987	1,160,345
New Wave Group AB, Class B	243,049	2,411,109
Nolato AB, Class B	115,966	657,461
Paradox Interactive AB	111,378	2,020,196
Sandvik AB	1,067,756	22,322,203
Sectra AB, Class B	55,990	1,334,104
Securitas AB, Class B	552,641	7,809,518
SkiStar AB	83,593	1,355,616
Sweco AB, Class B	154,779	2,770,432
Thule Group AB(a)	161,333	4,625,529
Trelleborg AB, Class B	120,192	4,448,675
Investments	Shares	Value
Truecaller AB, Class B	260,359	$1,758,604
Vitec Software Group AB, Class B	31,089	1,688,291
Total Sweden		155,019,773
Switzerland – 6.0%
Belimo Holding AG, Registered Shares	5,106	3,122,177
Clariant AG, Registered Shares	400,290	4,309,423
Comet Holding AG, Registered Shares	4,394	1,090,119
Geberit AG, Registered Shares	29,251	18,183,724
Georg Fischer AG, Registered Shares	57,537	4,175,050
Huber & Suhner AG, Registered Shares	12,158	1,014,140
Logitech International SA, Registered Shares	97,494	8,145,529
Lonza Group AG, Registered Shares	19,313	11,835,556
SFS Group AG	25,178	3,164,503
Sika AG, Registered Shares	72,167	17,390,228
Sonova Holding AG, Registered Shares	27,457	7,960,125
Stadler Rail AG	86,967	2,024,889
Straumann Holding AG, Registered Shares	40,749	4,879,747
Sulzer AG, Registered Shares	24,792	4,197,617
UBS Group AG, Registered Shares	2,440,588	74,121,051
VAT Group AG(a)	14,021	4,988,766
Total Switzerland		170,602,644
United Kingdom – 9.3%
Admiral Group PLC	442,032	16,260,763
Ashtead Group PLC	165,916	8,878,915
Auto Trader Group PLC(a)	269,092	2,584,835
B&M European Value Retail SA	2,562,522	8,612,930
Barratt Redrow PLC	1,458,514	7,961,422
Bellway PLC	130,144	3,974,488
Bytes Technology Group PLC	30,604	191,585
Compass Group PLC	945,352	31,152,055
Croda International PLC	111,575	4,209,573
Greggs PLC	46,926	1,052,703
Hays PLC	440,986	451,378
Howden Joinery Group PLC	320,968	2,978,743
Imperial Brands PLC	1,782,150	65,903,916
Inchcape PLC	162,899	1,408,755
InterContinental Hotels Group PLC	60,704	6,465,749
Intertek Group PLC	95,699	6,182,353
JD Sports Fashion PLC	645,981	566,150
Kainos Group PLC	14,634	125,422
Man Group PLC	2,109,736	5,394,546
MONY Group PLC	491,322	1,272,153
Next PLC	82,614	11,820,387
Persimmon PLC	344,881	5,304,026
RELX PLC	975,874	48,784,694
Renishaw PLC	33,487	1,102,196
Rightmove PLC	272,824	2,414,325
RS Group PLC	183,878	1,332,668
Sage Group PLC	519,181	8,088,508
Savills PLC	114,788	1,414,954
See Notes to Financial Statements.

14    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) March 31, 2025
Investments	Shares	Value
Softcat PLC	98,067	$2,001,230
Spectris PLC	72,039	2,155,378
Spirax Group PLC	24,912	1,987,190
Telecom Plus PLC	98,423	2,210,488
Total United Kingdom		264,244,478
United States – 12.5%
BP PLC	28,486,362	160,348,689
CSL Ltd.	206,689	32,106,829
Experian PLC	286,516	13,195,203
GSK PLC	5,683,551	107,253,006
Roche Holding AG, Bearer Shares	116,539	40,358,914
Total United States		353,262,641
TOTAL COMMON STOCKS (Cost: $2,601,304,857)		2,838,949,132
EXCHANGE-TRADED FUNDS – 0.0%
United States – 0.0%
WisdomTree International Quality Dividend Growth Fund(c) (Cost: $170,492)	6,017	214,687
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(d) (Cost: $373,690)	373,690	373,690
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(d) (Cost: $8,036,036)	8,036,036	8,036,036
TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $2,609,885,075)		2,847,573,545
Other Liabilities less Assets – (0.4)%		(12,281,991)
NET ASSETS – 100.0%		$2,835,291,554

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,535,745 and the total market value of the collateral held by the Fund was $8,036,036.

(c)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)  Rate shown represents annualized 7-day yield as of March 31, 2025.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israel shekel
JPY	Japanese yen
NOK	Norwegian krone
SEK	Swedish krona
SGD	Singapore dollar
USD	United States dollar

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2025 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2025	Dividend Income
WisdomTree International Quality Dividend Growth Fund	$1,150,249	$—	$887,427	$189,740	$(237,876)	$214,687	$14,551

See Notes to Financial Statements.

WisdomTree Trust    15

Schedule of Investments (continued) WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) March 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	4/3/2025	36,761,523	USD	59,103,457	AUD	$—	$(69,093)
Barclays Bank PLC	4/3/2025	45,266,930	USD	40,700,900	CHF	—	(741,254)
Barclays Bank PLC	4/3/2025	32,170,246	USD	230,297,526	DKK	—	(1,175,755)
Barclays Bank PLC	4/3/2025	205,826,349	USD	197,612,013	EUR	—	(7,645,398)
Barclays Bank PLC	4/3/2025	120,220,155	USD	95,484,359	GBP	—	(3,026,021)
Barclays Bank PLC	4/3/2025	8,243,167	USD	64,067,361	HKD	8,333	—
Barclays Bank PLC	4/3/2025	3,950,460	USD	14,208,762	ILS	137,898	—
Barclays Bank PLC	4/3/2025	108,223,264	USD	16,252,774,985	JPY	—	(473,832)
Barclays Bank PLC	4/3/2025	8,712,289	USD	97,955,384	NOK	—	(586,118)
Barclays Bank PLC	4/3/2025	33,870,790	USD	362,938,826	SEK	—	(2,262,333)
Barclays Bank PLC	4/3/2025	264,807	USD	356,659	SGD	—	(559)
Citibank NA	4/3/2025	59,352,795	AUD	36,986,881	USD	—	(889)
Citibank NA	4/3/2025	40,289,967	CHF	45,544,428	USD	—	(761)
Citibank NA	4/3/2025	223,537,096	DKK	32,367,456	USD	—	(334)
Citibank NA	4/3/2025	191,701,043	EUR	207,088,119	USD	—	(1,738)
Citibank NA	4/3/2025	93,710,012	GBP	120,957,135	USD	—	(1,192)
Citibank NA	4/3/2025	64,525,370	HKD	8,293,696	USD	8	—
Citibank NA	4/3/2025	14,812,504	ILS	3,974,677	USD	—	(116)
Citibank NA	4/3/2025	16,281,011,750	JPY	108,886,701	USD	—	(760)
Citibank NA	4/3/2025	92,341,776	NOK	8,765,695	USD	—	(159)
Citibank NA	4/3/2025	342,295,618	SEK	34,078,424	USD	—	(478)
Citibank NA	4/3/2025	358,090	SGD	266,430	USD	1	—
Citibank NA	4/3/2025	36,761,523	USD	59,103,077	AUD	—	(68,856)
Citibank NA	4/3/2025	45,266,930	USD	40,701,081	CHF	—	(741,459)
Citibank NA	4/3/2025	32,170,246	USD	230,296,175	DKK	—	(1,175,559)
Citibank NA	4/3/2025	205,826,349	USD	197,612,392	EUR	—	(7,645,808)
Citibank NA	4/3/2025	120,220,155	USD	95,484,207	GBP	—	(3,025,826)
Citibank NA	4/3/2025	8,243,167	USD	64,068,532	HKD	8,183	—
Citibank NA	4/3/2025	3,950,460	USD	14,210,160	ILS	137,523	—
Citibank NA	4/3/2025	108,223,264	USD	16,252,796,630	JPY	—	(473,977)
Citibank NA	4/3/2025	8,712,289	USD	97,955,097	NOK	—	(586,091)
Citibank NA	4/3/2025	33,870,790	USD	362,936,895	SEK	—	(2,262,141)
Citibank NA	4/3/2025	264,807	USD	356,661	SGD	—	(561)
Citibank NA	5/5/2025	35,043,884	USD	56,221,337	AUD	231	—
Citibank NA	5/5/2025	25,974,298	USD	179,033,823	DKK	—	(396)
Citibank NA	5/5/2025	3,391,256	USD	12,629,516	ILS	—	(304)
Citibank NA	5/6/2025	43,313,689	USD	38,166,723	CHF	—	(198)
Citibank NA	5/6/2025	201,159,489	USD	185,877,909	EUR	1,614	—
Citibank NA	5/6/2025	120,158,954	USD	93,099,565	GBP	—	(1,187)
Citibank NA	5/6/2025	8,913,118	USD	93,895,331	NOK	—	(9)
Citibank NA	5/6/2025	31,567,153	USD	316,448,082	SEK	—	(538)
Citibank NA	5/6/2025	221,680	USD	297,404	SGD	—	(1)
Citibank NA	5/7/2025	7,004,555	USD	54,446,616	HKD	—	(385)
Citibank NA	5/7/2025	101,851,557	USD	15,170,972,747	JPY	1,049	—
Goldman Sachs	4/3/2025	59,353,652	AUD	36,986,881	USD	—	(355)
Goldman Sachs	4/3/2025	40,290,514	CHF	45,544,428	USD	—	(143)
Goldman Sachs	4/3/2025	223,535,524	DKK	32,367,458	USD	—	(564)
Goldman Sachs	4/3/2025	191,700,334	EUR	207,088,120	USD	—	(2,505)
Goldman Sachs	4/3/2025	93,709,505	GBP	120,957,137	USD	—	(1,848)
Goldman Sachs	4/3/2025	64,524,596	HKD	8,293,700	USD	—	(96)
Goldman Sachs	4/3/2025	14,812,083	ILS	3,974,677	USD	—	(229)
Goldman Sachs	4/3/2025	16,280,913,752	JPY	108,886,701	USD	—	(1,415)
Goldman Sachs	4/3/2025	92,342,640	NOK	8,765,698	USD	—	(80)
Goldman Sachs	4/3/2025	342,300,760	SEK	34,078,427	USD	31	—
Goldman Sachs	4/3/2025	358,089	SGD	266,430	USD	1	—
Goldman Sachs	5/5/2025	35,043,886	USD	56,222,152	AUD	—	(275)
Goldman Sachs	5/5/2025	25,974,300	USD	179,032,564	DKK	—	(212)

See Notes to Financial Statements.

16    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) March 31, 2025
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	5/5/2025	3,391,260	USD	12,627,740	ILS	$177	$—
Goldman Sachs	5/6/2025	43,313,691	USD	38,166,595	CHF	—	(51)
Goldman Sachs	5/6/2025	201,159,491	USD	185,877,052	EUR	2,544	—
Goldman Sachs	5/6/2025	120,158,955	USD	93,099,422	GBP	—	(1,000)
Goldman Sachs	5/6/2025	8,913,120	USD	93,895,575	NOK	—	(30)
Goldman Sachs	5/6/2025	31,567,157	USD	316,454,436	SEK	—	(1,168)
Goldman Sachs	5/6/2025	221,684	USD	297,412	SGD	—	(3)
Goldman Sachs	5/7/2025	7,004,558	USD	54,444,489	HKD	—	(108)
Goldman Sachs	5/7/2025	101,851,558	USD	15,170,789,564	JPY	2,280	—
HSBC Holdings PLC	4/3/2025	36,761,523	USD	59,102,792	AUD	—	(68,678)
HSBC Holdings PLC	4/3/2025	45,266,930	USD	40,700,900	CHF	—	(741,254)
HSBC Holdings PLC	4/3/2025	32,170,246	USD	230,296,175	DKK	—	(1,175,559)
HSBC Holdings PLC	4/3/2025	205,826,349	USD	197,612,392	EUR	—	(7,645,808)
HSBC Holdings PLC	4/3/2025	120,220,155	USD	95,484,359	GBP	—	(3,026,021)
HSBC Holdings PLC	4/3/2025	8,243,167	USD	64,067,361	HKD	8,333	—
HSBC Holdings PLC	4/3/2025	3,950,460	USD	14,209,749	ILS	137,633	—
HSBC Holdings PLC	4/3/2025	108,223,264	USD	16,252,774,985	JPY	—	(473,832)
HSBC Holdings PLC	4/3/2025	8,712,289	USD	97,954,051	NOK	—	(585,992)
HSBC Holdings PLC	4/3/2025	33,870,790	USD	362,932,628	SEK	—	(2,261,716)
HSBC Holdings PLC	4/3/2025	264,807	USD	356,655	SGD	—	(557)
JPMorgan Chase Bank NA	4/3/2025	1,126,790	USD	1,804,969	AUD	2,014	—
JPMorgan Chase Bank NA	4/3/2025	1,387,492	USD	1,242,315	CHF	—	(16,817)
JPMorgan Chase Bank NA	4/3/2025	986,061	USD	7,002,122	DKK	—	(27,813)
JPMorgan Chase Bank NA	4/3/2025	6,308,854	USD	6,007,975	EUR	—	(181,303)
JPMorgan Chase Bank NA	4/3/2025	3,684,909	USD	2,901,609	GBP	—	(60,335)
JPMorgan Chase Bank NA	4/3/2025	252,664	USD	1,963,801	HKD	249	—
JPMorgan Chase Bank NA	4/3/2025	121,087	USD	435,353	ILS	4,271	—
JPMorgan Chase Bank NA	4/3/2025	3,317,188	USD	496,761,840	JPY	—	(5,110)
JPMorgan Chase Bank NA	4/3/2025	267,043	USD	2,979,134	NOK	—	(15,751)
JPMorgan Chase Bank NA	4/3/2025	1,038,185	USD	10,948,182	SEK	—	(51,784)
JPMorgan Chase Bank NA	4/3/2025	8,117	USD	10,901	SGD	6	—
Royal Bank of Canada	4/3/2025	59,353,557	AUD	36,986,881	USD	—	(415)
Royal Bank of Canada	4/3/2025	40,290,195	CHF	45,544,428	USD	—	(504)
Royal Bank of Canada	4/3/2025	223,537,174	DKK	32,367,458	USD	—	(325)
Royal Bank of Canada	4/3/2025	191,700,689	EUR	207,088,120	USD	—	(2,121)
Royal Bank of Canada	4/3/2025	93,709,941	GBP	120,957,137	USD	—	(1,286)
Royal Bank of Canada	4/3/2025	64,524,397	HKD	8,293,700	USD	—	(121)
Royal Bank of Canada	4/3/2025	14,812,015	ILS	3,974,677	USD	—	(248)
Royal Bank of Canada	4/3/2025	16,280,956,762	JPY	108,886,701	USD	—	(1,127)
Royal Bank of Canada	4/3/2025	92,342,307	NOK	8,765,698	USD	—	(112)
Royal Bank of Canada	4/3/2025	342,295,819	SEK	34,078,427	USD	—	(461)
Royal Bank of Canada	4/3/2025	358,086	SGD	266,430	USD	—	(2)
Royal Bank of Canada	4/3/2025	36,761,523	USD	59,102,412	AUD	—	(68,442)
Royal Bank of Canada	4/3/2025	45,266,928	USD	40,700,898	CHF	—	(741,254)
Royal Bank of Canada	4/3/2025	32,170,243	USD	230,293,644	DKK	—	(1,175,195)
Royal Bank of Canada	4/3/2025	205,826,349	USD	197,611,633	EUR	—	(7,644,988)
Royal Bank of Canada	4/3/2025	120,220,154	USD	95,484,813	GBP	—	(3,026,609)
Royal Bank of Canada	4/3/2025	8,243,164	USD	64,068,261	HKD	8,214	—
Royal Bank of Canada	4/3/2025	3,950,458	USD	14,209,636	ILS	137,662	—
Royal Bank of Canada	4/3/2025	108,223,261	USD	16,252,929,619	JPY	—	(474,870)
Royal Bank of Canada	4/3/2025	8,712,288	USD	97,954,633	NOK	—	(586,048)
Royal Bank of Canada	4/3/2025	33,870,787	USD	362,931,444	SEK	—	(2,261,601)
Royal Bank of Canada	4/3/2025	264,805	USD	356,651	SGD	—	(556)
Royal Bank of Canada	5/5/2025	35,043,886	USD	56,221,701	AUD	6	—
Royal Bank of Canada	5/5/2025	25,974,300	USD	179,033,317	DKK	—	(321)
Royal Bank of Canada	5/5/2025	3,391,260	USD	12,629,018	ILS	—	(167)
Royal Bank of Canada	5/6/2025	43,313,691	USD	38,166,249	CHF	343	—
Royal Bank of Canada	5/6/2025	201,159,491	USD	185,877,567	EUR	1,986	—
Royal Bank of Canada	5/6/2025	120,158,955	USD	93,099,205	GBP	—	(721)
Royal Bank of Canada	5/6/2025	8,913,120	USD	93,895,379	NOK	—	(11)
See Notes to Financial Statements.

WisdomTree Trust    17

Schedule of Investments (continued) WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) March 31, 2025
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	5/6/2025	31,567,157	USD	316,446,165	SEK	$—	$(343)
Royal Bank of Canada	5/6/2025	221,684	USD	297,410	SGD	—	(2)
Royal Bank of Canada	5/7/2025	7,004,558	USD	54,442,962	HKD	88	—
Royal Bank of Canada	5/7/2025	101,851,558	USD	15,170,758,499	JPY	2,489	—
Standard Chartered Bank	4/3/2025	59,352,318	AUD	36,986,881	USD	—	(1,186)
Standard Chartered Bank	4/3/2025	40,290,651	CHF	45,544,428	USD	11	—
Standard Chartered Bank	4/3/2025	223,539,375	DKK	32,367,458	USD	—	(6)
Standard Chartered Bank	4/3/2025	191,700,867	EUR	207,088,120	USD	—	(1,930)
Standard Chartered Bank	4/3/2025	93,710,957	GBP	120,957,137	USD	26	—
Standard Chartered Bank	4/3/2025	64,524,115	HKD	8,293,700	USD	—	(158)
Standard Chartered Bank	4/3/2025	14,812,707	ILS	3,974,677	USD	—	(62)
Standard Chartered Bank	4/3/2025	16,280,968,195	JPY	108,886,701	USD	—	(1,051)
Standard Chartered Bank	4/3/2025	92,343,560	NOK	8,765,698	USD	7	—
Standard Chartered Bank	4/3/2025	342,300,078	SEK	34,078,427	USD	—	(37)
Standard Chartered Bank	4/3/2025	358,081	SGD	266,430	USD	—	(5)
Standard Chartered Bank	5/5/2025	35,043,886	USD	56,220,258	AUD	905	—
Standard Chartered Bank	5/5/2025	25,974,300	USD	179,038,253	DKK	—	(1,037)
Standard Chartered Bank	5/5/2025	3,391,260	USD	12,628,184	ILS	57	—
Standard Chartered Bank	5/6/2025	43,313,691	USD	38,166,725	CHF	—	(198)
Standard Chartered Bank	5/6/2025	201,159,491	USD	185,877,567	EUR	1,986	—
Standard Chartered Bank	5/6/2025	120,158,955	USD	93,100,143	GBP	—	(1,931)
Standard Chartered Bank	5/6/2025	8,913,120	USD	93,897,268	NOK	—	(190)
Standard Chartered Bank	5/6/2025	31,567,157	USD	316,445,912	SEK	—	(318)
Standard Chartered Bank	5/6/2025	221,684	USD	297,414	SGD	—	(4)
Standard Chartered Bank	5/7/2025	7,004,558	USD	54,443,740	HKD	—	(12)
Standard Chartered Bank	5/7/2025	101,851,558	USD	15,170,850,675	JPY	1,870	—
UBS Group AG	4/3/2025	59,353,557	AUD	36,986,881	USD	—	(415)
UBS Group AG	4/3/2025	40,290,058	CHF	45,544,428	USD	—	(658)
UBS Group AG	4/3/2025	223,537,504	DKK	32,367,458	USD	—	(277)
UBS Group AG	4/3/2025	191,700,689	EUR	207,088,120	USD	—	(2,121)
UBS Group AG	4/3/2025	93,710,014	GBP	120,957,137	USD	—	(1,192)
UBS Group AG	4/3/2025	64,523,070	HKD	8,293,700	USD	—	(292)
UBS Group AG	4/3/2025	14,812,280	ILS	3,974,677	USD	—	(177)
UBS Group AG	4/3/2025	16,280,576,203	JPY	108,886,701	USD	—	(3,673)
UBS Group AG	4/3/2025	92,342,365	NOK	8,765,698	USD	—	(106)
UBS Group AG	4/3/2025	342,295,648	SEK	34,078,427	USD	—	(478)
UBS Group AG	4/3/2025	358,088	SGD	266,430	USD	—	(0)^
UBS Group AG	4/3/2025	36,761,523	USD	59,103,267	AUD	—	(68,974)
UBS Group AG	4/3/2025	45,266,930	USD	40,703,163	CHF	—	(743,813)
UBS Group AG	4/3/2025	32,170,246	USD	230,299,135	DKK	—	(1,175,987)
UBS Group AG	4/3/2025	205,826,349	USD	197,612,962	EUR	—	(7,646,423)
UBS Group AG	4/3/2025	120,220,155	USD	95,484,966	GBP	—	(3,026,805)
UBS Group AG	4/3/2025	8,243,167	USD	64,068,515	HKD	8,185	—
UBS Group AG	4/3/2025	3,950,460	USD	14,209,765	ILS	137,629	—
UBS Group AG	4/3/2025	108,223,264	USD	16,252,785,807	JPY	—	(473,905)
UBS Group AG	4/3/2025	8,712,289	USD	97,954,713	NOK	—	(586,054)
UBS Group AG	4/3/2025	33,870,790	USD	362,939,165	SEK	—	(2,262,367)
UBS Group AG	4/3/2025	264,807	USD	356,654	SGD	—	(556)
UBS Group AG	5/5/2025	35,043,886	USD	56,222,062	AUD	—	(219)
UBS Group AG	5/5/2025	25,974,300	USD	179,033,837	DKK	—	(396)
UBS Group AG	5/5/2025	3,391,260	USD	12,628,208	ILS	51	—
UBS Group AG	5/6/2025	43,313,691	USD	38,167,245	CHF	—	(788)
UBS Group AG	5/6/2025	201,159,491	USD	185,877,223	EUR	2,358	—
UBS Group AG	5/6/2025	120,158,955	USD	93,099,422	GBP	—	(1,000)
UBS Group AG	5/6/2025	8,913,120	USD	93,895,281	NOK	—	(2)

See Notes to Financial Statements.

18    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) March 31, 2025
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS Group AG	5/6/2025	31,567,157	USD	316,452,857	SEK	$—	$(1,011)
UBS Group AG	5/6/2025	221,684	USD	297,410	SGD	—	(2)
UBS Group AG	5/7/2025	7,004,558	USD	54,442,654	HKD	128	—
UBS Group AG	5/7/2025	101,851,558	USD	15,170,565,490	JPY	3,785	—
						$760,165	$(80,312,164)

^       Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,838,949,132	$—	$—	$2,838,949,132
Exchange-Traded Fund	214,687	—	—	214,687
Mutual Fund	—	373,690	—	373,690
Investment of Cash Collateral for Securities Loaned	—	8,036,036	—	8,036,036
Total Investments in Securities	$2,839,163,819	$8,409,726	$—	$2,847,573,545
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$760,165	$—	$760,165
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(80,312,164)	$—	$(80,312,164)
Total – Net	$2,839,163,819	$(71,142,273)	$—	$2,768,021,546

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    19

Schedule of Investments WisdomTree Japan Hedged Equity Fund (DXJ) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.0%
Japan – 99.0%
Air Freight & Logistics – 0.3%
Mitsui-Soko Holdings Co. Ltd.	36,400	$1,937,569
Nippon Express Holdings, Inc.	443,000	8,057,777
Total Air Freight & Logistics		9,995,346
Automobile Components – 4.1%
Aisan Industry Co. Ltd.	173,500	2,431,831
Bridgestone Corp.	1,010,185	40,497,921
Daikyonishikawa Corp.	469,000	1,875,498
Eagle Industry Co. Ltd.	84,000	1,099,853
Exedy Corp.	84,700	2,486,512
Fujikura Composites, Inc.	184,100	1,707,548
FuKoKu Co. Ltd.	34,500	384,820
Futaba Industrial Co. Ltd.	285,600	1,485,869
G-Tekt Corp.	150,800	1,757,686
JTEKT Corp.	533,278	4,020,803
KYB Corp.	104,300	2,049,871
Musashi Seimitsu Industry Co. Ltd.	93,500	1,529,363
NHK Spring Co. Ltd.	323,000	3,468,891
Nichirin Co. Ltd.	51,200	1,225,732
Nifco, Inc.	83,790	2,007,060
Niterra Co. Ltd.	350,064	10,583,385
NPR-RIKEN Corp.	97,000	1,617,099
Pacific Industrial Co. Ltd.	172,200	1,582,204
Press Kogyo Co. Ltd.	385,100	1,439,554
Sanoh Industrial Co. Ltd.	307,500	1,357,162
Seiren Co. Ltd.	93,610	1,533,667
Shoei Co. Ltd.	77,700	882,789
Sumitomo Electric Industries Ltd.	1,218,983	20,101,726
Sumitomo Riko Co. Ltd.	184,100	2,142,129
Sumitomo Rubber Industries Ltd.	449,691	5,662,486
Tachi-S Co. Ltd.	214,600	2,464,011
Tokai Rika Co. Ltd.	178,914	2,672,822
Topre Corp.	108,300	1,362,260
Toyo Tire Corp.	315,900	5,771,291
Toyoda Gosei Co. Ltd.	208,700	3,743,035
Toyota Boshoku Corp.	277,036	3,683,871
Unipres Corp.	138,900	990,152
Yokohama Rubber Co. Ltd.	248,000	5,708,279
Total Automobile Components		141,327,180
Automobiles – 10.3%
Honda Motor Co. Ltd.	10,107,941	90,744,354
Isuzu Motors Ltd.	1,507,700	20,330,861
Mazda Motor Corp.	1,050,900	6,621,359
Mitsubishi Motors Corp.	1,946,400	5,322,208
Subaru Corp.	1,256,267	22,220,317
Suzuki Motor Corp.	1,828,444	22,131,093
Toyota Motor Corp.	9,686,150	169,446,091
Yamaha Motor Co. Ltd.	1,554,600	12,391,890
Total Automobiles		349,208,173
Investments	Shares	Value
Banks – 10.7%
Mitsubishi UFJ Financial Group, Inc.	11,781,722	$158,439,501
Mizuho Financial Group, Inc.	3,293,864	89,229,925
Sumitomo Mitsui Financial Group, Inc.	4,557,500	115,659,439
Total Banks		363,328,865
Beverages – 1.4%
Asahi Group Holdings Ltd.	1,511,000	19,319,460
Kirin Holdings Co. Ltd.	1,146,645	15,929,885
Sapporo Holdings Ltd.	27,900	1,423,172
Suntory Beverage & Food Ltd.	285,100	9,433,428
Takara Holdings, Inc.	222,300	1,702,853
Total Beverages		47,808,798
Broadline Retail – 0.2%
Ryohin Keikaku Co. Ltd.	229,900	6,243,305
Building Products – 1.2%
Central Glass Co. Ltd.	71,900	1,560,221
Daikin Industries Ltd.	146,549	15,817,178
Lixil Corp.	647,000	7,474,204
Nihon Flush Co. Ltd.	94,400	506,278
Nitto Boseki Co. Ltd.	24,700	687,121
Noritz Corp.	91,500	1,078,738
Okabe Co. Ltd.	102,100	583,078
Sanwa Holdings Corp.	331,731	10,579,277
TOTO Ltd.	156,200	4,066,381
Total Building Products		42,352,476
Capital Markets – 1.5%
Monex Group, Inc.	836,100	3,936,167
Nomura Holdings, Inc.	4,854,000	29,479,757
SBI Holdings, Inc.	607,700	16,186,098
Sparx Group Co. Ltd.	127,400	1,273,659
Total Capital Markets		50,875,681
Chemicals – 6.4%
ADEKA Corp.	183,400	3,297,864
Aica Kogyo Co. Ltd.	141,800	3,126,351
Arakawa Chemical Industries Ltd.	36,400	267,998
Artience Co. Ltd.	63,200	1,303,812
Asahi Kasei Corp.	1,839,060	12,876,126
Asahi Yukizai Corp.	31,000	751,471
C Uyemura & Co. Ltd.	24,100	1,616,444
Chugoku Marine Paints Ltd.	158,100	2,232,895
Daicel Corp.	492,642	4,274,462
Denka Co. Ltd.	124,915	1,785,514
DIC Corp.	139,753	2,842,909
Fujimi, Inc.	163,800	2,072,419
Fuso Chemical Co. Ltd.	26,700	614,204
Ishihara Sangyo Kaisha Ltd.	139,300	1,661,838
JCU Corp.	35,000	755,985
JSP Corp.	131,100	1,797,211
Kaneka Corp.	100,900	2,569,394
Kansai Paint Co. Ltd.	132,200	1,887,435

See Notes to Financial Statements.

20    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Japan Hedged Equity Fund (DXJ) March 31, 2025
Investments	Shares	Value
Kanto Denka Kogyo Co. Ltd.	100,300	$582,859
KH Neochem Co. Ltd.	142,400	2,397,774
Kumiai Chemical Industry Co. Ltd.	266,700	1,476,713
Kuraray Co. Ltd.	404,237	4,953,620
Kureha Corp.	97,600	1,800,059
Lintec Corp.	131,947	2,431,764
Mitsubishi Chemical Group Corp.	2,129,963	10,497,410
Mitsubishi Gas Chemical Co., Inc.	301,582	4,689,909
Mitsui Chemicals, Inc.	272,915	6,099,251
Moriroku Co. Ltd.	48,600	659,093
Nihon Nohyaku Co. Ltd.	248,100	1,231,043
Nippon Kayaku Co. Ltd.	280,800	2,651,395
Nippon Paint Holdings Co. Ltd.	1,329,100	9,963,362
Nippon Sanso Holdings Corp.	153,253	4,626,080
Nippon Shokubai Co. Ltd.	280,900	3,272,220
Nippon Soda Co. Ltd.	156,200	3,032,290
Nissan Chemical Corp.	114,153	3,392,376
Nitto Denko Corp.	700,070	12,803,875
NOF Corp.	179,600	2,426,053
Okamoto Industries, Inc.	25,900	876,381
Osaka Soda Co. Ltd.	93,900	1,019,751
PILLAR Corp.	36,200	804,902
Resonac Holdings Corp.	151,900	3,012,809
Riken Technos Corp.	102,000	711,422
Sakata INX Corp.	144,800	1,857,205
Sanyo Chemical Industries Ltd.	53,100	1,384,847
Shin-Etsu Chemical Co. Ltd.	1,361,095	38,555,560
Shin-Etsu Polymer Co. Ltd.	130,600	1,310,891
Sumitomo Bakelite Co. Ltd.	87,000	1,937,923
Sumitomo Seika Chemicals Co. Ltd.	45,500	1,521,332
T Hasegawa Co. Ltd.	46,900	882,550
Taiyo Holdings Co. Ltd.	94,052	3,031,501
Takasago International Corp.	29,000	1,233,382
Teijin Ltd.	188,400	1,651,051
Tokuyama Corp.	133,400	2,487,980
Tokyo Ohka Kogyo Co. Ltd.	98,200	2,033,739
Toray Industries, Inc.	1,403,818	9,537,776
Tosoh Corp.	595,907	8,183,062
Toyobo Co. Ltd.	128,351	808,524
UBE Corp.	247,200	3,594,599
Valqua Ltd.	49,900	1,036,107
Zacros Corp.	31,500	857,329
Zeon Corp.	356,000	3,559,048
Total Chemicals		216,611,149
Commercial Services & Supplies – 0.1%
Dai Nippon Printing Co. Ltd.	201,000	2,848,867
Pilot Corp.	45,000	1,247,927
Sato Holdings Corp.	78,700	1,110,452
Total Commercial Services & Supplies		5,207,246
Construction & Engineering – 0.9%
CTI Engineering Co. Ltd.	48,900	773,362
Obayashi Corp.	1,401,000	18,587,562
Investments	Shares	Value
Penta-Ocean Construction Co. Ltd.	398,400	$1,894,758
Sumitomo Mitsui Construction Co. Ltd.	395,700	1,103,430
Taikisha Ltd.	166,600	2,546,794
Toa Corp.	192,800	1,672,205
Toda Corp.	451,000	2,660,339
Total Construction & Engineering		29,238,450
Construction Materials – 0.2%
Krosaki Harima Corp.	83,600	1,431,162
Shinagawa Refractories Co. Ltd.	93,700	1,061,441
Taiheiyo Cement Corp.	130,300	3,395,607
Total Construction Materials		5,888,210
Consumer Finance – 0.0%
J Trust Co. Ltd.	467,800	1,367,050
Containers & Packaging – 0.3%
Fuji Seal International, Inc.	127,600	2,230,483
Rengo Co. Ltd.	325,000	1,721,931
Toyo Seikan Group Holdings Ltd.	303,000	4,954,092
Total Containers & Packaging		8,906,506
Diversified Consumer Services – 0.0%
Aucnet, Inc.	24,400	199,227
Electrical Equipment – 2.1%
Cosel Co. Ltd.	146,700	1,034,964
Daihen Corp.	36,000	1,523,873
Fuji Electric Co. Ltd.	97,073	4,087,011
Fujikura Ltd.	227,400	8,208,541
Furukawa Electric Co. Ltd.	61,481	2,026,891
GS Yuasa Corp.	121,984	1,943,473
Mabuchi Motor Co. Ltd.	240,700	3,687,600
Mitsubishi Electric Corp.	1,810,314	32,928,007
NIDEC Corp.	649,700	10,826,885
Nippon Carbon Co. Ltd.	54,100	1,508,606
Sanyo Denki Co. Ltd.	20,700	1,292,885
SEC Carbon Ltd.	50,600	704,827
Sinfonia Technology Co. Ltd.	40,100	1,603,571
Toyo Tanso Co. Ltd.	39,600	1,036,739
Total Electrical Equipment		72,413,873
Electronic Equipment, Instruments & Components – 3.8%
A&D HOLON Holdings Co. Ltd.	53,600	657,007
Ai Holdings Corp.	121,200	1,681,757
Alps Alpine Co. Ltd.	291,700	2,966,937
Amano Corp.	154,733	4,120,281
Anritsu Corp.	280,500	2,521,011
Azbil Corp.	470,300	3,621,442
Canon Electronics, Inc.	84,300	1,402,557
Citizen Watch Co. Ltd.	549,400	3,277,149
CMK Corp.	459,500	1,241,394
Dexerials Corp.	182,800	2,219,295
ESPEC Corp.	56,200	895,201
Furuya Metal Co. Ltd.	18,400	328,158
Hagiwara Electric Holdings Co. Ltd.	60,600	1,335,275
Hakuto Co. Ltd.	80,419	2,212,948

See Notes to Financial Statements.

WisdomTree Trust    21

Schedule of Investments (continued) WisdomTree Japan Hedged Equity Fund (DXJ) March 31, 2025
Investments	Shares	Value
Hioki EE Corp.	24,500	$1,155,042
Hirose Electric Co. Ltd.	36,260	4,182,727
Horiba Ltd.	62,000	4,124,074
Innotech Corp.	31,200	271,232
Japan Aviation Electronics Industry Ltd.	102,900	1,795,280
Jeol Ltd.	45,700	1,399,666
Kaga Electronics Co. Ltd.	118,400	2,136,172
Keyence Corp.	43,040	16,831,478
Macnica Holdings, Inc.	309,200	3,983,374
Maxell Ltd.	100,200	1,221,510
Meiko Electronics Co. Ltd.	24,900	1,138,933
Murata Manufacturing Co. Ltd.	1,499,604	23,119,814
Nichicon Corp.	192,700	1,577,269
Nippon Ceramic Co. Ltd.	102,400	1,965,280
Nippon Electric Glass Co. Ltd.	192,660	4,492,480
Nissha Co. Ltd.	67,200	613,401
Optex Group Co. Ltd.	73,000	847,452
Osaki Electric Co. Ltd.	113,200	608,618
Restar Corp.	48,800	747,305
Riken Keiki Co. Ltd.	31,300	538,969
Sanshin Electronics Co. Ltd.	128,654	1,766,261
Shibaura Electronics Co. Ltd.	64,100	1,890,337
Shimadzu Corp.	155,900	3,888,638
Siix Corp.	206,900	1,509,482
Sun-Wa Technos Corp.	112,200	1,593,639
TDK Corp.	1,022,820	10,574,293
Tokyo Electron Device Ltd.	77,600	1,539,131
Tomen Devices Corp.	22,900	856,032
Yokogawa Electric Corp.	176,238	3,409,499
Total Electronic Equipment, Instruments & Components		128,257,800
Energy Equipment & Services – 0.1%
Modec, Inc.	79,100	2,179,297
Entertainment – 3.2%
Capcom Co. Ltd.	271,300	6,647,340
Koei Tecmo Holdings Co. Ltd.	482,444	6,344,297
Konami Group Corp.	87,500	10,286,545
Marvelous, Inc.	405,800	1,275,418
Nintendo Co. Ltd.	1,161,500	78,525,913
Square Enix Holdings Co. Ltd.	50,600	2,353,032
Toei Animation Co. Ltd.	93,600	1,940,350
Total Entertainment		107,372,895
Food Products – 1.7%
Ajinomoto Co., Inc.	550,826	10,897,544
Ariake Japan Co. Ltd.	31,200	1,289,394
Calbee, Inc.	97,400	1,819,492
Fuji Oil Co. Ltd.	70,300	1,439,472
House Foods Group, Inc.	79,900	1,455,180
Kagome Co. Ltd.	31,100	610,915
Kameda Seika Co. Ltd.	31,000	809,516
Kikkoman Corp.	562,600	5,421,336
Maruha Nichiro Corp.	99,500	2,169,784
Investments	Shares	Value
Nichirei Corp.	294,800	$3,504,126
Nisshin Oillio Group Ltd.	70,600	2,275,592
Nisshin Seifun Group, Inc.	307,800	3,561,909
Nissin Foods Holdings Co. Ltd.	186,400	3,805,532
Nissui Corp.	457,300	2,760,497
Riken Vitamin Co. Ltd.	93,500	1,512,482
Sakata Seed Corp.	46,100	1,040,441
Toyo Suisan Kaisha Ltd.	149,900	8,815,170
Yakult Honsha Co. Ltd.	251,374	4,796,681
Total Food Products		57,985,063
Ground Transportation – 0.1%
Kintetsu Group Holdings Co. Ltd.	140,800	3,003,557
Nishi-Nippon Railroad Co. Ltd.	93,600	1,345,727
Total Ground Transportation		4,349,284
Health Care Equipment & Supplies – 1.1%
Asahi Intecc Co. Ltd.	111,600	1,794,451
Eiken Chemical Co. Ltd.	57,900	877,367
Hoya Corp.	85,557	9,600,418
Mani, Inc.	153,400	1,341,250
Nihon Kohden Corp.	185,900	2,490,642
Nipro Corp.	187,000	1,698,806
Olympus Corp.	319,500	4,160,935
PHC Holdings Corp.	238,000	1,624,970
Sysmex Corp.	264,600	5,019,862
Terumo Corp.	522,724	9,777,043
Total Health Care Equipment & Supplies		38,385,744
Hotels, Restaurants & Leisure – 0.1%
Round One Corp.	306,300	2,017,557
Zensho Holdings Co. Ltd.	49,700	2,675,771
Total Hotels, Restaurants & Leisure		4,693,328
Household Durables – 2.0%
Casio Computer Co. Ltd.	459,957	3,757,105
Fujitsu General Ltd.	108,500	2,008,346
JVCKenwood Corp.	143,000	1,202,026
Nikon Corp.	405,700	4,020,646
Rinnai Corp.	145,200	3,355,699
Sony Group Corp.	1,759,400	44,296,783
Sumitomo Forestry Co. Ltd.	188,200	5,674,694
Tamron Co. Ltd.	86,900	2,010,659
Zojirushi Corp.	122,400	1,224,491
Total Household Durables		67,550,449
Household Products – 0.2%
Lion Corp.	217,500	2,578,031
Pigeon Corp.	249,300	3,064,986
Unicharm Corp.	382,500	3,042,556
Total Household Products		8,685,573
Independent Power & Renewable Electricity Producers – 0.1%
Electric Power Development Co. Ltd.	281,000	4,757,871
See Notes to Financial Statements.

22    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Japan Hedged Equity Fund (DXJ) March 31, 2025
Investments	Shares	Value
Industrial Conglomerates – 1.5%
Hitachi Ltd.	1,763,225	$40,773,252
Sekisui Chemical Co. Ltd.	652,600	11,104,325
Total Industrial Conglomerates		51,877,577
Insurance – 5.9%
Dai-ichi Life Holdings, Inc.	6,720,400	50,917,568
MS&AD Insurance Group Holdings, Inc.	1,763,600	38,034,038
Sompo Holdings, Inc.	1,293,400	39,102,992
Tokio Marine Holdings, Inc.	1,942,100	74,494,353
Total Insurance		202,548,951
IT Services – 0.7%
Fujitsu Ltd.	717,920	14,167,326
NEC Corp.	549,000	11,546,108
Total IT Services		25,713,434
Leisure Products – 1.0%
Bandai Namco Holdings, Inc.	510,200	17,072,628
GLOBERIDE, Inc.	93,300	1,197,913
Mizuno Corp.	96,600	1,674,383
Roland Corp.	66,000	1,661,696
Sega Sammy Holdings, Inc.	192,100	3,695,169
Shimano, Inc.	40,800	5,725,478
Tomy Co. Ltd.	51,600	1,195,972
Universal Entertainment Corp.	221,700	1,567,052
Total Leisure Products		33,790,291
Life Sciences Tools & Services – 0.0%
Shin Nippon Biomedical Laboratories Ltd.	114,200	1,092,819
Machinery – 6.8%
Aida Engineering Ltd.	100,000	598,502
Airman Corp	79,600	1,012,965
Amada Co. Ltd.	599,193	5,799,999
Anest Iwata Corp.	123,900	946,194
Asahi Diamond Industrial Co. Ltd.	248,700	1,383,699
Bando Chemical Industries Ltd.	145,700	1,605,681
Daifuku Co. Ltd.	280,500	6,831,490
DMG Mori Co. Ltd.	210,400	4,069,694
Ebara Corp.	405,655	6,098,117
Fujitec Co. Ltd.	134,000	5,293,152
Furukawa Co. Ltd.	89,400	1,249,472
Glory Ltd.	126,300	2,217,894
Hitachi Construction Machinery Co. Ltd.	330,400	8,720,669
Hoshizaki Corp.	118,738	4,583,093
Hosokawa Micron Corp.	31,000	841,648
IHI Corp.	91,000	6,280,059
Iwaki Co. Ltd.	40,300	571,595
Japan Steel Works Ltd.	48,700	1,705,184
Kanadevia Corp.	229,200	1,402,421
Kawasaki Heavy Industries Ltd.	124,800	7,450,946
Kitz Corp.	213,700	1,663,413
Komatsu Ltd.	1,735,806	49,982,484
Kubota Corp.	1,080,500	13,229,875
Kurita Water Industries Ltd.	67,300	2,065,715
Investments	Shares	Value
Makino Milling Machine Co. Ltd.	33,800	$2,637,729
Makita Corp.	169,800	5,592,250
Max Co. Ltd.	93,600	2,657,028
Meidensha Corp.	56,000	1,615,889
MISUMI Group, Inc.	155,800	2,569,752
Mitsubishi Heavy Industries Ltd.	1,374,890	23,224,369
Mitsubishi Logisnext Co. Ltd.	117,000	1,664,163
Mitsuboshi Belting Ltd.	84,300	2,105,527
Miura Co. Ltd.	93,400	1,846,577
Morita Holdings Corp.	86,000	1,191,601
NGK Insulators Ltd.	429,075	5,266,599
Nippon Thompson Co. Ltd.	178,000	578,494
Nissei ASB Machine Co. Ltd.	39,100	1,298,191
Nomura Micro Science Co. Ltd.	84,800	1,362,675
Noritake Co. Ltd.	61,900	1,448,776
NSK Ltd.	775,700	3,309,460
NTN Corp.	1,279,300	2,075,419
Obara Group, Inc.	34,600	757,757
Oiles Corp.	105,300	1,587,879
Okamoto Machine Tool Works Ltd.	46,900	1,176,107
OKUMA Corp.	108,100	2,465,033
Organo Corp.	36,100	1,537,762
OSG Corp.	158,624	1,730,077
Rheon Automatic Machinery Co. Ltd.	115,700	973,322
Ryobi Ltd.	83,400	1,248,156
Shibaura Machine Co. Ltd.	61,500	1,474,371
Shibuya Corp.	37,400	800,321
Shinmaywa Industries Ltd.	127,100	1,190,766
Sodick Co. Ltd.	129,100	743,313
Star Micronics Co. Ltd.	58,300	755,553
Sumitomo Heavy Industries Ltd.	162,937	3,323,244
Takeuchi Manufacturing Co. Ltd.	78,200	2,661,749
Teikoku Electric Manufacturing Co. Ltd.	39,800	777,955
Tocalo Co. Ltd.	120,000	1,332,085
Torishima Pump Manufacturing Co. Ltd.	61,300	837,474
Tsubaki Nakashima Co. Ltd.	419,900	1,109,138
Tsubakimoto Chain Co.	298,800	3,694,538
Tsugami Corp.	131,300	1,598,007
YAMABIKO Corp.	112,100	1,784,125
Yaskawa Electric Corp.	116,000	2,893,406
Total Machinery		232,500,598
Marine Transportation – 0.1%
Iino Kaiun Kaisha Ltd.	205,900	1,372,758
NS United Kaiun Kaisha Ltd.	37,900	1,015,043
Total Marine Transportation		2,387,801
Media – 0.1%
Hakuhodo DY Holdings, Inc.	483,000	3,494,757
Metals & Mining – 2.8%
Aichi Steel Corp.	31,300	1,467,253
ARE Holdings, Inc.	150,800	1,997,692
Daido Steel Co. Ltd.	378,300	3,010,412

See Notes to Financial Statements.

WisdomTree Trust    23

Schedule of Investments (continued) WisdomTree Japan Hedged Equity Fund (DXJ) March 31, 2025
Investments	Shares	Value
Daiki Aluminium Industry Co. Ltd.	156,000	$1,036,940
Dowa Holdings Co. Ltd.	73,000	2,259,710
JFE Holdings, Inc.	1,237,000	15,133,687
Kobe Steel Ltd.	842,400	9,745,566
Kyoei Steel Ltd.	155,200	1,952,195
Mitsubishi Materials Corp.	254,100	4,152,022
Mitsui Mining & Smelting Co. Ltd.	87,300	2,536,569
Nippon Light Metal Holdings Co. Ltd.	116,400	1,183,148
Nippon Steel Corp.	2,059,700	44,006,563
Nippon Yakin Kogyo Co. Ltd.	45,010	1,252,117
OSAKA Titanium Technologies Co. Ltd.	86,300	1,110,346
Topy Industries Ltd.	118,800	1,688,971
UACJ Corp.	57,500	1,834,125
Total Metals & Mining		94,367,316
Oil, Gas & Consumable Fuels – 1.6%
ENEOS Holdings, Inc.	3,250,100	17,002,496
Idemitsu Kosan Co. Ltd.	1,589,000	11,189,093
Inpex Corp.	1,819,700	25,036,999
Total Oil, Gas & Consumable Fuels		53,228,588
Paper & Forest Products – 0.2%
Nippon Paper Industries Co. Ltd.	111,700	752,933
Oji Holdings Corp.	1,496,000	6,274,516
Total Paper & Forest Products		7,027,449
Passenger Airlines – 0.5%
ANA Holdings, Inc.	360,700	6,656,090
Japan Airlines Co. Ltd.	568,700	9,722,359
Total Passenger Airlines		16,378,449
Personal Care Products – 0.7%
Kao Corp.	387,580	16,776,818
Kobayashi Pharmaceutical Co. Ltd.	58,400	2,214,701
Kose Corp.	28,300	1,177,116
Mandom Corp.	130,000	1,147,519
Milbon Co. Ltd.	59,800	1,194,081
Rohto Pharmaceutical Co. Ltd.	50,100	749,289
Total Personal Care Products		23,259,524
Pharmaceuticals – 5.7%
Chugai Pharmaceutical Co. Ltd.	790,500	35,940,949
Daiichi Sankyo Co. Ltd.	888,200	20,853,753
Kyowa Kirin Co. Ltd.	439,370	6,384,586
Nippon Shinyaku Co. Ltd.	89,100	2,265,335
Ono Pharmaceutical Co. Ltd.	625,300	6,700,838
Otsuka Holdings Co. Ltd.	408,000	21,153,029
Santen Pharmaceutical Co. Ltd.	363,100	3,443,064
Shionogi & Co. Ltd.	953,831	14,325,962
Takeda Pharmaceutical Co. Ltd.	2,703,163	79,771,689
Towa Pharmaceutical Co. Ltd.	65,800	1,178,803
ZERIA Pharmaceutical Co. Ltd.	105,200	1,587,778
Total Pharmaceuticals		193,605,786
Investments	Shares	Value
Professional Services – 0.7%
en Japan, Inc.	39,400	$432,889
Open Up Group, Inc.	119,600	1,508,396
Persol Holdings Co. Ltd.	3,275,900	5,430,625
Recruit Holdings Co. Ltd.	267,200	13,681,626
Transcosmos, Inc.*	61,500	1,311,923
Weathernews, Inc.	37,000	821,453
Total Professional Services		23,186,912
Semiconductors & Semiconductor Equipment – 2.5%
Advantest Corp.	150,300	6,504,892
Disco Corp.	38,700	7,736,636
Kokusai Electric Corp.	107,200	1,736,964
Lasertec Corp.	21,700	1,840,016
Micronics Japan Co. Ltd.	32,800	763,301
Rorze Corp.	82,000	767,962
SCREEN Holdings Co. Ltd.	106,620	6,841,105
Shibaura Mechatronics Corp.	21,100	993,340
Shindengen Electric Manufacturing Co. Ltd.	76,100	1,031,528
Socionext, Inc.	119,800	1,429,605
Tokyo Electron Ltd.	392,459	52,777,521
Towa Corp.	99,700	990,733
Ulvac, Inc.	64,300	2,186,045
Yamaichi Electronics Co. Ltd.	53,700	742,980
Total Semiconductors & Semiconductor Equipment		86,342,628
Software – 0.3%
Trend Micro, Inc.	143,008	9,577,539
Specialty Retail – 1.2%
ABC-Mart, Inc.	343,000	6,385,663
Fast Retailing Co. Ltd.	93,700	27,607,476
Sanrio Co. Ltd.	117,600	5,402,648
VT Holdings Co. Ltd.	575,500	1,920,386
Total Specialty Retail		41,316,173
Technology Hardware, Storage & Peripherals – 2.5%
Brother Industries Ltd.	355,800	6,409,825
Canon, Inc.	1,528,997	47,493,587
FUJIFILM Holdings Corp.	710,985	13,524,119
MCJ Co. Ltd.	94,300	857,617
Ricoh Co. Ltd.	592,900	6,252,530
Riso Kagaku Corp.	88,300	735,735
Seiko Epson Corp.	415,000	6,622,960
Toshiba TEC Corp.	56,400	1,008,140
Wacom Co. Ltd.	285,800	1,093,203
Total Technology Hardware, Storage & Peripherals		83,997,716
Textiles, Apparel & Luxury Goods – 0.4%
Asics Corp.	348,368	7,326,584
Kurabo Industries Ltd.	31,247	1,245,367
Morito Co. Ltd.	157,000	1,577,979
Seiko Group Corp.	63,000	1,742,042
Wacoal Holdings Corp.	84,200	2,867,665
Total Textiles, Apparel & Luxury Goods		14,759,637

See Notes to Financial Statements.

24    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Japan Hedged Equity Fund (DXJ) March 31, 2025
Investments	Shares	Value
Tobacco – 3.0%
Japan Tobacco, Inc.	3,698,731	$101,755,914
Trading Companies & Distributors – 8.5%
Alconix Corp.	205,100	2,121,771
Chori Co. Ltd.	48,700	980,253
Daiichi Jitsugyo Co. Ltd.	83,500	1,216,708
Hanwa Co. Ltd.	80,100	2,619,292
Inabata & Co. Ltd.	123,686	2,621,938
ITOCHU Corp.	1,440,494	66,476,188
Japan Pulp & Paper Co. Ltd.	181,200	730,665
Kanematsu Corp.	244,700	4,120,333
KPP Group Holdings Co. Ltd.	240,400	1,051,368
Marubeni Corp.	2,463,478	39,199,183
Meiwa Corp.	203,600	947,610
Mitsubishi Corp.	4,840,900	85,024,902
Nagase & Co. Ltd.	132,500	2,351,135
Sanyo Trading Co. Ltd.	92,600	910,272
Sojitz Corp.	405,404	8,897,525
Sumitomo Corp.	1,922,077	43,341,204
Toyota Tsusho Corp.	1,542,930	25,722,379
Total Trading Companies & Distributors		288,332,726
Investments	Shares	Value
Transportation Infrastructure – 0.2%
Mitsubishi Logistics Corp.	542,900	$3,510,661
Nissin Corp.	61,100	1,938,742
Total Transportation Infrastructure		5,449,403
TOTAL COMMON STOCKS (Cost: $3,119,172,844)		3,371,180,827
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(a) (Cost: $1,907,821)	1,907,821	1,907,821
TOTAL INVESTMENTS IN SECURITIES – 99.1% (Cost: $3,121,080,665)		3,373,088,648
Other Assets less Liabilities – 0.9%		29,257,621
NET ASSETS – 100.0%		$3,402,346,269

*       Non-income producing security.

(a)    Rate shown represents annualized 7-day yield as of March 31, 2025.

CURRENCY ABBREVIATIONS:
JPY	Japanese yen
USD	United States dollar

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	4/3/2025	731,106,674	USD	109,796,284,309	JPY	$—	$(3,200,994)
Citibank NA	4/3/2025	103,398,990,296	JPY	691,527,966	USD	—	(4,825)
Citibank NA	4/3/2025	731,106,674	USD	109,796,430,530	JPY	—	(3,201,972)
Citibank NA	5/7/2025	705,568,306	USD	105,095,669,201	JPY	7,270	—
Goldman Sachs	4/3/2025	7,320,655,787	JPY	49,473,384	USD	—	(513,497)
Goldman Sachs	4/3/2025	103,398,367,921	JPY	691,527,966	USD	—	(8,987)
Goldman Sachs	5/7/2025	705,568,306	USD	105,094,399,178	JPY	15,796	—
HSBC Holdings PLC	4/3/2025	731,106,674	USD	109,796,284,309	JPY	—	(3,200,994)
JPMorgan Chase Bank NA	4/3/2025	5,687,784,489	JPY	38,479,299	USD	—	(439,908)
JPMorgan Chase Bank NA	4/3/2025	10,701,646,411	JPY	71,461,554	USD	110,094	—
Merrill Lynch International	4/3/2025	5,706,541,608	JPY	38,479,299	USD	—	(314,462)
Royal Bank of Canada	4/3/2025	103,398,641,074	JPY	691,527,966	USD	—	(7,160)
Royal Bank of Canada	4/3/2025	731,106,670	USD	109,797,331,384	JPY	—	(3,208,001)
Royal Bank of Canada	5/7/2025	705,568,306	USD	105,094,183,980	JPY	17,241	—
Standard Chartered PLC	4/3/2025	103,398,713,685	JPY	691,527,966	USD	—	(6,675)
Standard Chartered PLC	5/7/2025	705,568,306	USD	105,094,822,519	JPY	12,954	—
UBS AG	4/3/2025	103,396,224,184	JPY	691,527,966	USD	—	(23,324)
UBS AG	4/3/2025	731,106,674	USD	109,796,357,419	JPY	—	(3,201,483)
UBS AG	5/7/2025	705,568,306	USD	105,092,846,928	JPY	26,217	—
						$189,572	$(17,332,282)

See Notes to Financial Statements.

WisdomTree Trust    25

Schedule of Investments (concluded) WisdomTree Japan Hedged Equity Fund (DXJ) March 31, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,371,180,827	$—	$—	$3,371,180,827
Mutual Fund	—	1,907,821	—	1,907,821
Total Investments in Securities	$3,371,180,827	$1,907,821	$—	$3,373,088,648
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$189,572	$—	$189,572
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(17,332,282)	$—	$(17,332,282)
Total – Net	$3,371,180,827	$(15,234,889)	$—	$3,355,945,938

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

26    WisdomTree Trust

Schedule of Investments WisdomTree Japan Hedged SmallCap Equity Fund (DXJS) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 98.7%
Japan – 98.7%
Air Freight & Logistics – 1.3%
AIT Corp.	5,900	$66,441
AZ-COM MARUWA Holdings, Inc.	14,100	116,259
Hamakyorex Co. Ltd.	6,000	51,638
Konoike Transport Co. Ltd.	8,300	148,972
Mitsui-Soko Holdings Co. Ltd.	1,700	90,491
Sankyu, Inc.	7,900	323,945
SBS Holdings, Inc.	2,900	54,882
Senko Group Holdings Co. Ltd.	15,100	152,272
Total Air Freight & Logistics		1,004,900
Automobile Components – 4.6%
Aisan Industry Co. Ltd.	11,500	161,188
Daido Metal Co. Ltd.	12,500	41,293
Daikyonishikawa Corp.	20,500	81,978
Eagle Industry Co. Ltd.	9,200	120,460
Exedy Corp.	6,200	182,011
Fujikura Composites, Inc.	6,000	55,651
FuKoKu Co. Ltd.	4,900	54,656
Futaba Industrial Co. Ltd.	20,100	104,573
G-Tekt Corp.	7,898	92,057
Ichikoh Industries Ltd.	9,000	25,338
KYB Corp.	8,300	163,125
Musashi Seimitsu Industry Co. Ltd.	7,100	116,133
Nichirin Co. Ltd.	3,000	71,820
NPR-RIKEN Corp.	7,300	121,699
Pacific Industrial Co. Ltd.	10,600	97,395
Press Kogyo Co. Ltd.	17,400	65,043
Sanoh Industrial Co. Ltd.	10,700	47,225
Seiren Co. Ltd.	6,500	106,493
Shoei Co. Ltd.	5,900	67,033
Sumitomo Riko Co. Ltd.	13,700	159,409
T RAD Co. Ltd.	2,700	65,992
Tachi-S Co. Ltd.	11,500	132,042
Tokai Rika Co. Ltd.	13,125	196,076
Topre Corp.	7,800	98,113
Toyo Tire Corp.	29,900	546,254
Toyoda Gosei Co. Ltd.	22,000	394,570
Unipres Corp.	8,900	63,444
Yorozu Corp.	4,900	33,095
Yutaka Giken Co. Ltd.	5,300	74,676
Total Automobile Components		3,538,842
Banks – 6.2%
77 Bank Ltd.	9,800	311,485
Akita Bank Ltd.	5,000	85,796
Awa Bank Ltd.	5,900	112,839
Bank of Iwate Ltd.	3,600	75,953
Bank of Saga Ltd.	3,400	52,476
Bank of the Ryukyus Ltd.	7,600	58,395
Investments	Shares	Value
Chugin Financial Group, Inc.	27,600	$308,225
Daishi Hokuetsu Financial Group, Inc.	12,600	265,835
Ehime Bank Ltd.	7,300	52,380
FIDEA Holdings Co. Ltd.	4,800	48,758
First Bank of Toyama Ltd.	9,400	72,100
Fukui Bank Ltd.	4,100	49,297
Hirogin Holdings, Inc.	44,000	356,466
Hyakujushi Bank Ltd.	5,100	118,513
Juroku Financial Group, Inc.	6,300	203,484
Keiyo Bank Ltd.	20,000	119,968
Kiyo Bank Ltd.	8,098	124,660
Miyazaki Bank Ltd.	3,400	75,257
Musashino Bank Ltd.	5,900	128,621
Nanto Bank Ltd.	5,900	155,845
North Pacific Bank Ltd.	44,900	155,231
Ogaki Kyoritsu Bank Ltd.	5,800	92,155
Oita Bank Ltd.	3,500	81,216
Okinawa Financial Group, Inc.	3,840	65,892
Procrea Holdings, Inc.	3,100	35,241
San ju San Financial Group, Inc.	5,800	91,767
San-In Godo Bank Ltd.	22,000	190,812
Senshu Ikeda Holdings, Inc.	44,200	128,574
Seven Bank Ltd.	160,300	300,147
Shikoku Bank Ltd.	12,900	103,776
Suruga Bank Ltd.	25,400	228,284
Tochigi Bank Ltd.	18,000	38,157
Toho Bank Ltd.	33,000	78,561
Tokyo Kiraboshi Financial Group, Inc.	4,500	175,438
Towa Bank Ltd.	13,700	56,434
Yamagata Bank Ltd.	4,800	45,291
Yamanashi Chuo Bank Ltd.	5,600	80,776
Total Banks		4,724,105
Beverages – 0.2%
Takara Holdings, Inc.	19,500	149,373
Biotechnology – 0.0%
Pharma Foods International Co. Ltd.	5,300	31,650
Broadline Retail – 0.6%
ASKUL Corp.	6,000	61,147
Belluna Co. Ltd.	15,200	96,156
Izumi Co. Ltd.	7,500	158,687
Seria Co. Ltd.	6,600	110,603
Treasure Factory Co. Ltd.	3,500	43,651
Total Broadline Retail		470,244
Building Products – 1.0%
Bunka Shutter Co. Ltd.	14,000	175,819
Central Glass Co. Ltd.	4,800	104,160
Kondotec, Inc.	4,800	45,708
Nichiha Corp.	4,200	83,584
Nitto Boseki Co. Ltd.	900	25,037

See Notes to Financial Statements.

WisdomTree Trust    27

Schedule of Investments (continued) WisdomTree Japan Hedged SmallCap Equity Fund (DXJS) March 31, 2025
Investments	Shares	Value
Noritz Corp.	5,100	$60,127
Shin Nippon Air Technologies Co. Ltd.	5,200	60,714
Sinko Industries Ltd.	9,500	76,488
Takara Standard Co. Ltd.	7,317	85,970
Toli Corp.	14,200	44,820
Total Building Products		762,427
Capital Markets – 2.3%
First Brothers Co. Ltd.	7,100	47,811
GMO Financial Holdings, Inc.	24,400	124,660
Ichiyoshi Securities Co. Ltd.	13,300	67,060
Integral Corp.(a)	1,300	25,428
IwaiCosmo Holdings, Inc.	9,600	154,458
M&A Capital Partners Co. Ltd.	2,800	52,334
Matsui Securities Co. Ltd.	79,000	402,554
Monex Group, Inc.	46,800	220,324
Nihon M&A Center Holdings, Inc.	50,800	196,487
SBI Global Asset Management Co. Ltd.	22,299	100,505
Sparx Group Co. Ltd.	7,939	79,369
Strike Co. Ltd.	1,600	31,906
Tokai Tokyo Financial Holdings, Inc.	57,300	185,457
Toyo Securities Co. Ltd.	13,600	46,382
Total Capital Markets		1,734,735
Chemicals – 8.9%
ADEKA Corp.	14,700	264,333
Aica Kogyo Co. Ltd.	13,400	295,438
Arakawa Chemical Industries Ltd.	4,500	33,132
Artience Co. Ltd.	6,200	127,906
Asahi Yukizai Corp.	2,300	55,754
C Uyemura & Co. Ltd.	1,600	107,316
Chugoku Marine Paints Ltd.	13,600	192,077
Dai Nippon Toryo Co. Ltd.	8,700	67,778
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	4,100	82,389
Denka Co. Ltd.	12,700	181,532
DIC Corp.	11,600	235,972
DKS Co. Ltd.	2,000	36,806
Fujimi, Inc.	9,700	122,726
Fuso Chemical Co. Ltd.	2,700	62,110
Harima Chemicals Group, Inc.	9,400	53,431
Hokko Chemical Industry Co. Ltd.	5,100	43,824
Ise Chemicals Corp.(a)	300	45,098
Ishihara Sangyo Kaisha Ltd.	9,300	110,948
JCU Corp.	2,700	58,319
JSP Corp.	8,317	114,015
Kaneka Corp.	8,048	204,940
Kanto Denka Kogyo Co. Ltd.	5,900	34,286
KeePer Technical Laboratory Co. Ltd.(a)	1,400	35,342
KH Neochem Co. Ltd.	7,100	119,552
Koatsu Gas Kogyo Co. Ltd.	6,800	40,380
Konishi Co. Ltd.	9,500	74,391
Investments	Shares	Value
Kumiai Chemical Industry Co. Ltd.	14,194	$78,592
Kureha Corp.	7,200	132,791
Lintec Corp.	9,400	173,241
MEC Co. Ltd.	900	13,824
Moriroku Co. Ltd.	3,900	52,890
Nicca Chemical Co. Ltd.	4,800	42,145
Nihon Nohyaku Co. Ltd.	13,900	68,970
Nippon Kayaku Co. Ltd.	26,100	246,444
Nippon Shokubai Co. Ltd.	21,100	245,795
Nippon Soda Co. Ltd.	10,900	211,600
Okamoto Industries, Inc.	1,800	60,907
Okura Industrial Co. Ltd.	2,500	65,033
Osaka Organic Chemical Industry Ltd.	2,300	37,621
Osaka Soda Co. Ltd.	6,185	67,169
PILLAR Corp.	3,500	77,822
Rasa Industries Ltd.	3,000	55,811
Riken Technos Corp.	12,500	87,184
Sakai Chemical Industry Co. Ltd.	3,100	56,158
Sakata INX Corp.	9,100	116,717
Sanyo Chemical Industries Ltd.	3,800	99,104
Shin-Etsu Polymer Co. Ltd.	12,000	120,449
Stella Chemifa Corp.	2,300	59,369
Sumitomo Seika Chemicals Co. Ltd.	3,200	106,995
T Hasegawa Co. Ltd.	3,400	63,980
Taiyo Holdings Co. Ltd.	7,500	241,741
Takasago International Corp.	1,400	59,543
Tayca Corp.	3,400	30,308
Teijin Ltd.	15,900	139,340
Toagosei Co. Ltd.	19,300	182,107
Tokuyama Corp.	10,400	193,965
Toyobo Co. Ltd.	16,300	102,679
UBE Corp.	17,180	249,819
Valqua Ltd.	2,700	56,062
Zacros Corp.	1,900	51,712
Zeon Corp.	33,300	332,911
Total Chemicals		6,780,593
Commercial Services & Supplies – 1.9%
Aeon Delight Co. Ltd.	4,900	176,615
CTS Co. Ltd.	6,900	35,621
Daiei Kankyo Co. Ltd.	6,200	118,079
Daiseki Co. Ltd.	2,540	63,356
Itoki Corp.	5,900	64,744
Japan Elevator Service Holdings Co. Ltd.	3,700	67,696
Kokuyo Co. Ltd.	18,500	353,076
Kosaido Holdings Co. Ltd.	9,700	33,795
Nippon Air Conditioning Services Co. Ltd.	9,000	59,884
Nippon Kanzai Holdings Co. Ltd.	2,500	44,386
Okamura Corp.	15,500	203,882
Pilot Corp.	2,700	74,876
Prestige International, Inc.	10,700	47,296

See Notes to Financial Statements.

28    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Japan Hedged SmallCap Equity Fund (DXJS) March 31, 2025
Investments	Shares	Value
Sato Holdings Corp.	4,200	$59,262
TRE Holdings Corp.	2,800	30,295
Total Commercial Services & Supplies		1,432,863
Construction & Engineering – 6.2%
Asahi Kogyosha Co. Ltd.	5,700	74,023
Asanuma Corp.	23,300	108,756
CTI Engineering Co. Ltd.	2,600	41,120
Dai-Dan Co. Ltd.	4,700	116,604
EXEO Group, Inc.	31,100	349,392
Hazama Ando Corp.	33,000	301,444
JDC Corp.	7,400	25,138
Kawada Technologies, Inc.	3,800	73,693
Kumagai Gumi Co. Ltd.	5,300	142,831
Mirait One Corp.	10,644	155,026
Miyaji Engineering Group, Inc.	5,900	70,387
Nippon Densetsu Kogyo Co. Ltd.	3,800	53,389
Nippon Road Co. Ltd.	5,000	63,227
Nishimatsu Construction Co. Ltd.	6,800	218,269
Nittoc Construction Co. Ltd.	6,900	47,526
Okumura Corp.	8,200	232,774
Oriental Shiraishi Corp.	22,800	55,803
Penta-Ocean Construction Co. Ltd.	33,800	160,750
PS Construction Co. Ltd.	9,400	92,529
Raito Kogyo Co. Ltd.	4,000	65,855
Sanki Engineering Co. Ltd.	10,600	239,234
Seikitokyu Kogyo Co. Ltd.	10,500	106,236
Shinnihon Corp.	7,900	82,571
SHO-BOND Holdings Co. Ltd.	7,100	226,617
Sumitomo Densetsu Co. Ltd.	2,600	84,325
Sumitomo Mitsui Construction Co. Ltd.	15,740	43,892
Taihei Dengyo Kaisha Ltd.	1,700	54,340
Taikisha Ltd.	10,400	158,984
Takamatsu Construction Group Co. Ltd.	2,700	49,959
Techno Ryowa Ltd.	2,000	35,094
Tekken Corp.	2,200	36,706
Toa Corp.	10,600	91,937
TOA Road Corp.	9,500	91,099
Toda Corp.	33,900	199,968
Tokyo Energy & Systems, Inc.	7,400	53,939
Tokyu Construction Co. Ltd.	14,800	78,879
Totetsu Kogyo Co. Ltd.	5,400	110,318
Toyo Construction Co. Ltd.	19,100	168,214
Wakachiku Construction Co. Ltd.	1,000	25,378
West Holdings Corp.(a)	2,700	28,419
Yahagi Construction Co. Ltd.	5,000	42,831
Yokogawa Bridge Holdings Corp.	5,400	90,638
Yondenko Corp.	9,100	78,197
Yurtec Corp.	7,800	88,411
Total Construction & Engineering		4,714,722
Investments	Shares	Value
Construction Materials – 0.7%
Asia Pile Holdings Corp.	13,600	$83,670
Krosaki Harima Corp.	7,400	126,682
Maeda Kosen Co. Ltd.	5,600	71,376
Nippon Concrete Industries Co. Ltd.	15,100	34,534
Shinagawa Refractories Co. Ltd.	9,400	106,484
Sumitomo Osaka Cement Co. Ltd.	4,100	98,702
Total Construction Materials		521,448
Consumer Finance – 0.1%
J Trust Co. Ltd.	19,900	58,154
Consumer Staples Distribution & Retail – 3.1%
Aeon Hokkaido Corp.(a)	15,700	89,135
Ain Holdings, Inc.	2,000	67,393
Arcs Co. Ltd.	7,300	141,958
Axial Retailing, Inc.	16,400	105,831
Belc Co. Ltd.	1,800	81,971
Cawachi Ltd.	3,200	60,195
Create SD Holdings Co. Ltd.	4,200	81,675
Fuji Co. Ltd.	8,100	117,540
G-7 Holdings, Inc.	5,300	46,854
H2O Retailing Corp.	9,800	148,173
Halows Co. Ltd.	1,400	39,836
Heiwado Co. Ltd.	5,100	86,626
JM Holdings Co. Ltd.	2,700	42,575
Kato Sangyo Co. Ltd.	4,300	141,761
Kusuri no Aoki Holdings Co. Ltd.	2,800	63,662
Lacto Japan Co. Ltd.	2,400	47,361
Life Corp.	17,000	219,747
Mitsubishi Shokuhin Co. Ltd.	6,100	200,084
Okuwa Co. Ltd.	6,500	37,381
Qol Holdings Co. Ltd.	3,600	43,550
Retail Partners Co. Ltd.	4,000	36,031
San-A Co. Ltd.	7,600	159,583
Shoei Foods Corp.	1,400	38,665
Toho Co. Ltd.	2,500	58,262
United Super Markets Holdings, Inc.	13,756	75,891
Valor Holdings Co. Ltd.	7,200	115,073
Yokorei Co. Ltd.	6,400	36,250
Total Consumer Staples Distribution & Retail		2,383,063
Containers & Packaging – 0.8%
FP Corp.	6,800	128,279
Fuji Seal International, Inc.	10,100	176,551
Hokkan Holdings Ltd.	5,200	57,724
Pack Corp.	3,800	85,890
Rengo Co. Ltd.	26,981	142,952
Tomoku Co. Ltd.	2,900	46,581
Total Containers & Packaging		637,977
See Notes to Financial Statements.

WisdomTree Trust    29

Schedule of Investments (continued) WisdomTree Japan Hedged SmallCap Equity Fund (DXJS) March 31, 2025
Investments	Shares	Value
Distributors – 0.8%
Arata Corp.	4,100	$85,954
Central Automotive Products Ltd.	8,100	91,487
GSI Creos Corp.	3,900	51,743
Happinet Corp.	4,600	158,111
Optimus Group Co. Ltd.(a)	14,200	32,760
PALTAC Corp.	5,300	141,024
Yamae Group Holdings Co. Ltd.	3,800	60,682
Total Distributors		621,761
Diversified Consumer Services – 0.3%
Aucnet, Inc.	7,800	63,688
I K K Holdings, Inc.(a)	9,300	51,494
Step Co. Ltd.	5,300	81,481
Waseda Academy Co. Ltd.	4,100	56,370
Total Diversified Consumer Services		253,033
Diversified Telecommunication Services – 0.3%
Asahi Net, Inc.	14,500	65,645
U-Next Holdings Co. Ltd.	5,300	62,343
Vision, Inc.	9,100	73,267
Total Diversified Telecommunication Services		201,255
Electric Utilities – 0.6%
Hokkaido Electric Power Co., Inc.	20,400	103,842
Hokuriku Electric Power Co.	13,000	72,511
Okinawa Electric Power Co., Inc.	5,900	36,140
Shikoku Electric Power Co., Inc.	34,000	263,174
Total Electric Utilities		475,667
Electrical Equipment – 1.8%
Cosel Co. Ltd.	7,600	53,618
Daihen Corp.	2,200	93,125
Furukawa Electric Co. Ltd.	3,826	126,135
GS Yuasa Corp.	9,600	152,949
Mabuchi Motor Co. Ltd.	16,700	255,849
Mirai Industry Co. Ltd.	3,700	92,537
Nippon Carbon Co. Ltd.	1,800	50,194
Nitto Kogyo Corp.	10,500	218,721
Sanyo Denki Co. Ltd.	500	31,229
SEC Carbon Ltd.	3,900	54,325
Sinfonia Technology Co. Ltd.	1,700	67,982
SWCC Corp.	2,800	115,902
Toyo Tanso Co. Ltd.	1,000	26,180
Total Electrical Equipment		1,338,746
Electronic Equipment, Instruments & Components – 6.6%
A&D HOLON Holdings Co. Ltd.	3,500	42,902
Ai Holdings Corp.	7,900	109,619
Aichi Tokei Denki Co. Ltd.	3,200	42,049
Alps Alpine Co. Ltd.	23,200	235,972
Amano Corp.	14,600	388,774
Anritsu Corp.	20,200	181,549
Canon Electronics, Inc.	5,700	94,835
Investments	Shares	Value
Citizen Watch Co. Ltd.	44,800	$267,230
CMK Corp.	18,600	50,250
Daishinku Corp.	9,500	35,830
Daitron Co. Ltd.	2,600	57,115
Daiwabo Holdings Co. Ltd.	9,500	160,631
ESPEC Corp.	4,686	74,643
Furuno Electric Co. Ltd.	3,500	59,964
Furuya Metal Co. Ltd.	2,300	41,020
Hagiwara Electric Holdings Co. Ltd.	1,700	37,458
Hakuto Co. Ltd.	5,200	143,092
Hibino Corp.	1,800	28,840
Hioki EE Corp.	1,400	66,002
Hochiki Corp.	5,400	90,855
Innotech Corp.	2,400	20,864
Japan Aviation Electronics Industry Ltd.	7,300	127,362
Jeol Ltd.	3,600	110,258
Kaga Electronics Co. Ltd.	9,100	164,182
Kyosan Electric Manufacturing Co. Ltd.	11,400	37,278
Marubun Corp.	7,900	52,300
Maxell Ltd.	6,800	82,897
Meiko Electronics Co. Ltd.	1,600	73,184
Nichicon Corp.	11,700	95,766
Nippon Ceramic Co. Ltd.	6,900	132,426
Nippon Electric Glass Co. Ltd.	15,100	352,104
Nippon Signal Co. Ltd.	12,500	74,813
Nissha Co. Ltd.	5,900	53,855
Nohmi Bosai Ltd.	5,066	108,407
Oki Electric Industry Co. Ltd.	11,100	73,040
Optex Group Co. Ltd.	4,200	48,758
Osaki Electric Co. Ltd.	7,900	42,474
Restar Corp.	5,400	82,694
Riken Keiki Co. Ltd.	1,900	32,717
RYODEN Corp.	3,900	65,513
Sanshin Electronics Co. Ltd.	4,800	65,898
Santec Holdings Corp.	1,500	48,699
Satori Electric Co. Ltd.	3,700	42,236
Shibaura Electronics Co. Ltd.	4,300	126,809
Siix Corp.	9,200	67,121
Sumida Corp.	8,900	57,611
Sun-Wa Technos Corp.	4,200	59,655
Suzuden Corp.	3,000	37,956
Suzuki Co. Ltd.	3,700	41,666
Tachibana Eletech Co. Ltd.	4,400	70,705
Tamura Corp.	13,100	44,502
Tokyo Electron Device Ltd.	5,000	99,171
Tomen Devices Corp.	1,300	48,596
Tsuzuki Denki Co. Ltd.	5,200	78,692
Yashima Denki Co. Ltd.	3,200	35,158
Yokowo Co. Ltd.	4,000	36,619
Total Electronic Equipment, Instruments & Components		5,000,616

See Notes to Financial Statements.

30    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Japan Hedged SmallCap Equity Fund (DXJS) March 31, 2025
Investments	Shares	Value
Energy Equipment & Services – 0.3%
Modec, Inc.	5,300	$146,021
Toyo Kanetsu KK	3,400	83,215
Total Energy Equipment & Services		229,236
Entertainment – 0.4%
Daiichikosho Co. Ltd.	12,300	141,515
Marvelous, Inc.	11,700	36,773
Tohokushinsha Film Corp.	28,400	108,821
Total Entertainment		287,109
Financial Services – 0.9%
eGuarantee, Inc.	5,600	65,834
Financial Partners Group Co. Ltd.	22,200	341,298
Japan Investment Adviser Co. Ltd.	6,600	80,503
Japan Securities Finance Co. Ltd.	10,900	130,182
Kyushu Leasing Service Co. Ltd.	6,200	41,875
Total Financial Services		659,692
Food Products – 4.8%
Ariake Japan Co. Ltd.	2,900	119,848
Chubu Shiryo Co. Ltd.	8,000	72,008
DyDo Group Holdings, Inc.	2,400	45,949
Ezaki Glico Co. Ltd.	5,300	163,919
Feed One Co. Ltd.	8,900	51,957
Fuji Oil Co. Ltd.	6,151	125,949
Fujicco Co. Ltd.	4,400	47,048
Hokuto Corp.	5,700	71,126
House Foods Group, Inc.	5,700	103,811
Itoham Yonekyu Holdings, Inc.	11,180	312,882
J-Oil Mills, Inc.	6,300	85,438
Kagome Co. Ltd.	5,100	100,182
Kakiyasu Honten Co. Ltd.(a)	3,200	65,481
Kameda Seika Co. Ltd.	900	23,502
Kanro, Inc.(a)	2,600	58,419
Kotobuki Spirits Co. Ltd.	9,400	152,748
Kyokuyo Co. Ltd.	1,600	44,403
Maruha Nichiro Corp.	7,300	159,190
Megmilk Snow Brand Co. Ltd.	8,500	145,797
Mitsui DM Sugar Co. Ltd.	5,400	121,874
Morinaga & Co. Ltd.	10,400	174,214
Morinaga Milk Industry Co. Ltd.	10,000	208,306
Nichimo Co. Ltd.	2,900	37,137
Nippn Corp.	14,700	213,314
Nisshin Oillio Group Ltd.	5,200	167,607
Nissui Corp.	35,200	212,485
Prima Meat Packers Ltd.	8,000	118,871
Riken Vitamin Co. Ltd.	6,300	101,911
S Foods, Inc.	2,700	44,922
Sakata Seed Corp.	3,000	67,708
Showa Sangyo Co. Ltd.	6,100	115,645
Investments	Shares	Value
Starzen Co. Ltd.	8,400	$52,296
Warabeya Nichiyo Holdings Co. Ltd.	3,500	50,344
Wellneo Sugar Co. Ltd.	4,600	71,673
Total Food Products		3,707,964
Gas Utilities – 0.8%
Hokkaido Gas Co. Ltd.	16,000	54,140
Nippon Gas Co. Ltd.	24,900	371,485
Saibu Gas Holdings Co. Ltd.	4,400	50,285
Shizuoka Gas Co. Ltd.	17,900	135,381
Total Gas Utilities		611,291
Ground Transportation – 1.4%
Fukuyama Transporting Co. Ltd.	2,200	53,183
Ichinen Holdings Co. Ltd.	4,000	44,751
Keikyu Corp.	19,800	200,330
Maruzen Showa Unyu Co. Ltd.	1,800	72,342
Nagoya Railroad Co. Ltd.	11,600	135,207
Nankai Electric Railway Co. Ltd.	8,700	142,566
Nikkon Holdings Co. Ltd.	12,400	223,223
Nishi-Nippon Railroad Co. Ltd.	3,400	48,883
Sakai Moving Service Co. Ltd.	2,500	41,695
Sotetsu Holdings, Inc.	7,200	105,395
Total Ground Transportation		1,067,575
Health Care Equipment & Supplies – 1.3%
Eiken Chemical Co. Ltd.	4,300	65,159
Fukuda Denshi Co. Ltd.	2,900	123,920
Hogy Medical Co. Ltd.	1,900	60,987
Japan Lifeline Co. Ltd.	16,300	166,553
Mani, Inc.	8,800	76,943
Mizuho Medy Co. Ltd.	6,400	64,710
Nagaileben Co. Ltd.	3,500	45,336
Nipro Corp.	13,223	120,125
Paramount Bed Holdings Co. Ltd.	8,106	134,648
PHC Holdings Corp.	17,600	120,166
Shofu, Inc.	3,800	53,643
Total Health Care Equipment & Supplies		1,032,190
Health Care Providers & Services – 1.0%
As One Corp.	6,400	99,184
Charm Care Corp. KK	6,200	55,474
Elan Corp.(a)	5,100	24,624
Falco Holdings Co. Ltd.	3,600	55,923
France Bed Holdings Co. Ltd.	6,700	58,424
HU Group Holdings, Inc.	10,700	196,377
Ship Healthcare Holdings, Inc.	8,018	107,450
Solasto Corp.	14,000	42,878
Tokai Corp.	4,300	60,098
Vital KSK Holdings, Inc.	11,500	96,743
Total Health Care Providers & Services		797,175

See Notes to Financial Statements.

WisdomTree Trust    31

Schedule of Investments (continued) WisdomTree Japan Hedged SmallCap Equity Fund (DXJS) March 31, 2025
Investments	Shares	Value
Health Care Technology – 0.1%
EM Systems Co. Ltd.	11,500	$60,984
Hotels, Restaurants & Leisure – 2.7%
Create Restaurants Holdings, Inc.	7,000	61,087
Curves Holdings Co. Ltd.	8,900	38,447
Doutor Nichires Holdings Co. Ltd.	5,700	92,357
Fast Fitness Japan, Inc.	4,300	39,135
Food & Life Cos. Ltd.	3,900	116,082
Fuji Kyuko Co. Ltd.	4,100	61,580
Gamecard-Joyco Holdings, Inc.	2,100	33,071
Genki Global Dining Concepts Corp.	1,900	43,072
Heiwa Corp.	14,800	231,986
Hiday Hidaka Corp.	3,622	66,826
Ichibanya Co. Ltd.	11,700	72,529
KOMEDA Holdings Co. Ltd.	5,600	107,214
Koshidaka Holdings Co. Ltd.	5,900	41,624
Kyoritsu Maintenance Co. Ltd.	4,700	97,809
Monogatari Corp.	1,600	36,218
MOS Food Services, Inc.	1,900	46,503
Ohsho Food Service Corp.	5,000	107,496
Resorttrust, Inc.	26,600	258,191
Round One Corp.	24,600	162,037
Royal Holdings Co. Ltd.	4,000	68,316
Saizeriya Co. Ltd.	1,200	34,345
St. Marc Holdings Co. Ltd.	3,800	58,827
Tokyotokeiba Co. Ltd.	2,900	85,038
Toridoll Holdings Corp.	2,200	59,524
Yoshinoya Holdings Co. Ltd.	2,900	58,431
Total Hotels, Restaurants & Leisure		2,077,745
Household Durables – 2.5%
&Do Holdings Co. Ltd.	7,100	60,108
Casio Computer Co. Ltd.	39,000	318,567
Cleanup Corp.	10,900	47,743
ES-Con Japan Ltd.	19,600	133,428
Eslead Corp.	3,600	99,425
Foster Electric Co. Ltd.	3,900	33,747
Fuji Corp. Ltd.	12,200	56,619
Fujitsu General Ltd.	8,700	161,038
Global Ltd.	7,900	47,546
Hoosiers Holdings Co. Ltd.	10,900	79,961
JVCKenwood Corp.	13,300	111,797
Ki-Star Real Estate Co. Ltd.	2,300	69,674
Meiwa Estate Co. Ltd.	5,600	35,613
Sangetsu Corp.	12,800	248,913
Tama Home Co. Ltd.(a)	6,300	152,297
Tamron Co. Ltd.	8,100	187,415
TASUKI Holdings, Inc.	6,700	29,660
Zojirushi Corp.	6,800	68,027
Total Household Durables		1,941,578
Investments	Shares	Value
Household Products – 0.5%
Earth Corp.	2,200	$76,207
Pigeon Corp.	21,100	259,411
Transaction Co. Ltd.(a)	2,800	42,167
Total Household Products		377,785
Industrial Conglomerates – 0.4%
Keihan Holdings Co. Ltd.	4,500	97,981
TOKAI Holdings Corp.	26,400	173,540
Total Industrial Conglomerates		271,521
Insurance – 0.1%
FP Partner, Inc.(a)	2,900	49,568
Zenhoren Co. Ltd.	8,300	51,896
Total Insurance		101,464
Interactive Media & Services – 0.2%
ITmedia, Inc.	6,300	62,688
Kamakura Shinsho Ltd.	10,700	34,560
MTI Ltd.	5,700	32,285
Total Interactive Media & Services		129,533
IT Services – 2.0%
Base Co. Ltd.	1,400	28,414
Business Brain Showa-Ota, Inc.	3,100	52,738
Change Holdings, Inc.	5,700	47,722
Comture Corp.	4,000	44,082
Digital Information Technologies Corp.	2,800	47,915
DTS Corp.	5,300	141,591
Future Corp.	9,100	105,581
ID Holdings Corp.	5,100	62,480
I-NET Corp.	3,600	45,187
Itfor, Inc.	9,500	94,339
Japan Business Systems, Inc.	7,000	47,512
JBCC Holdings, Inc.	12,400	91,296
Mitsubishi Research Institute, Inc.	2,600	81,630
NSD Co. Ltd.	11,200	250,453
Simplex Holdings, Inc.	4,500	83,958
Softcreate Holdings Corp.	4,700	61,822
Startia Holdings, Inc.	2,800	40,781
TDC Soft, Inc.	7,200	61,292
TechMatrix Corp.	2,800	36,905
Uchida Yoko Co. Ltd.	1,500	77,036
Total IT Services		1,502,734
Leisure Products – 0.7%
Daikoku Denki Co. Ltd.	1,900	33,301
Furyu Corp.	5,600	36,137
GLOBERIDE, Inc.	4,700	60,345
Mizuno Corp.	7,800	135,199
Roland Corp.	4,800	120,851
Universal Entertainment Corp.	15,600	110,266
Yonex Co. Ltd.	3,900	62,305
Total Leisure Products		558,404

See Notes to Financial Statements.

32    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Japan Hedged SmallCap Equity Fund (DXJS) March 31, 2025
Investments	Shares	Value
Life Sciences Tools & Services – 0.1%
Shin Nippon Biomedical Laboratories Ltd.	7,600	$72,727
Machinery – 5.0%
Aida Engineering Ltd.	7,500	44,888
Airman Corp	3,500	44,540
Anest Iwata Corp.	6,400	48,875
Bando Chemical Industries Ltd.	8,500	93,674
Daihatsu Diesel Manufacturing Co. Ltd.	4,800	54,985
Furukawa Co. Ltd.	3,500	48,917
Galilei Co. Ltd.	2,500	46,058
Glory Ltd.	9,400	165,069
Iwaki Co. Ltd.	2,100	29,785
Kanadevia Corp.	11,935	73,027
Kitz Corp.	12,500	97,298
Kyokuto Kaihatsu Kogyo Co. Ltd.	7,300	115,646
Makino Milling Machine Co. Ltd.	2,100	163,883
Max Co. Ltd.	6,900	195,871
Meidensha Corp.	2,900	83,680
METAWATER Co. Ltd.	3,200	41,086
Mitsubishi Logisnext Co. Ltd.	4,700	66,851
Mitsuboshi Belting Ltd.	6,000	149,860
Morita Holdings Corp.	4,900	67,894
Nikkiso Co. Ltd.	5,900	50,304
Nissei ASB Machine Co. Ltd.	2,300	76,364
Nomura Micro Science Co. Ltd.	4,000	64,277
Noritake Co. Ltd.	3,500	81,918
NTN Corp.	82,000	133,029
Obara Group, Inc.	2,100	45,991
Oiles Corp.	4,700	70,874
OKUMA Corp.	8,100	184,706
Organo Corp.	2,500	106,493
OSG Corp.	10,800	117,793
Rheon Automatic Machinery Co. Ltd.	3,900	32,809
Ryobi Ltd.	4,600	68,843
Shibaura Machine Co. Ltd.	3,200	76,715
Shibuya Corp.	2,000	42,798
Shinmaywa Industries Ltd.	8,100	75,887
Shinwa Co. Ltd.	1,600	30,964
Star Micronics Co. Ltd.	4,000	51,839
Takeuchi Manufacturing Co. Ltd.	5,900	200,823
Takuma Co. Ltd.	10,000	122,710
Teikoku Electric Manufacturing Co. Ltd.	1,500	29,320
Tocalo Co. Ltd.	6,800	75,485
Torishima Pump Manufacturing Co. Ltd.	2,800	38,253
Tsubakimoto Chain Co.	20,300	251,001
Tsugami Corp.	4,800	58,419
Union Tool Co.	700	18,677
YAMABIKO Corp.	7,200	114,591
Total Machinery		3,852,770
Investments	Shares	Value
Marine Transportation – 0.3%
Iino Kaiun Kaisha Ltd.	16,200	$108,007
NS United Kaiun Kaisha Ltd.	4,600	123,198
Total Marine Transportation		231,205
Media – 0.9%
Carta Holdings, Inc.	6,300	62,730
Intage Holdings, Inc.	4,300	48,251
Proto Corp.	6,800	95,038
Septeni Holdings Co. Ltd.(a)	11,200	27,112
SKY Perfect JSAT Holdings, Inc.	31,500	247,088
ValueCommerce Co. Ltd.	6,900	37,744
Vector, Inc.	7,600	51,127
Zenrin Co. Ltd.	14,700	104,298
Total Media		673,388
Metals & Mining – 3.6%
Aichi Steel Corp.	1,900	89,066
Araya Industrial Co. Ltd.	1,700	50,759
ARE Holdings, Inc.	14,400	190,761
Chubu Steel Plate Co. Ltd.	5,800	81,838
Daido Steel Co. Ltd.	32,000	254,648
Daiki Aluminium Industry Co. Ltd.	8,700	57,829
Dowa Holdings Co. Ltd.	5,900	182,634
Godo Steel Ltd.	4,300	111,137
Kurimoto Ltd.	4,500	137,221
Kyoei Steel Ltd.	11,500	144,654
Mitsubishi Materials Corp.	19,200	313,730
Mitsubishi Steel Manufacturing Co. Ltd.	4,500	49,111
Mitsui Mining & Smelting Co. Ltd.	7,500	217,918
Nakayama Steel Works Ltd.	15,700	77,692
Nippon Denko Co. Ltd.	25,400	47,559
Nippon Light Metal Holdings Co. Ltd.	10,300	104,694
Nippon Yakin Kogyo Co. Ltd.	3,200	89,020
OSAKA Titanium Technologies Co. Ltd.	4,200	54,038
Tokyo Steel Manufacturing Co. Ltd.	12,200	129,636
Tokyo Tekko Co. Ltd.	3,400	130,734
Topy Industries Ltd.	4,500	63,976
UACJ Corp.	4,500	143,540
Total Metals & Mining		2,722,195
Oil, Gas & Consumable Fuels – 0.7%
Fuji Oil Co. Ltd.	17,400	35,489
Itochu Enex Co. Ltd.	17,900	191,880
Nippon Coke & Engineering Co. Ltd.*	76,600	44,052
Sala Corp.	10,900	62,977
San-Ai Obbli Co. Ltd.	19,700	226,852
Total Oil, Gas & Consumable Fuels		561,250
Paper & Forest Products – 0.3%
Chuetsu Pulp & Paper Co. Ltd.	5,300	50,257
Daio Paper Corp.	9,800	53,934

See Notes to Financial Statements.

WisdomTree Trust    33

Schedule of Investments (continued) WisdomTree Japan Hedged SmallCap Equity Fund (DXJS) March 31, 2025
Investments	Shares	Value
Nippon Paper Industries Co. Ltd.	7,300	$49,207
Tokushu Tokai Paper Co. Ltd.	3,500	82,035
Total Paper & Forest Products		235,433
Personal Care Products – 0.9%
Mandom Corp.	7,800	68,851
Milbon Co. Ltd.	4,200	83,865
Noevir Holdings Co. Ltd.	7,200	205,831
Pola Orbis Holdings, Inc.	31,300	266,345
Shinnihonseiyaku Co. Ltd.	3,900	61,236
Total Personal Care Products		686,128
Pharmaceuticals – 1.5%
ASKA Pharmaceutical Holdings Co. Ltd.	4,800	73,955
Astena Holdings Co. Ltd.	13,300	40,289
Daito Pharmaceutical Co. Ltd.	2,900	42,373
Fuji Pharma Co. Ltd.	6,100	54,498
JCR Pharmaceuticals Co. Ltd.	18,000	58,259
Kyorin Pharmaceutical Co. Ltd.	5,900	59,260
Mochida Pharmaceutical Co. Ltd.	3,600	76,555
Nippon Shinyaku Co. Ltd.	8,900	226,279
Sawai Group Holdings Co. Ltd.	13,000	172,258
Towa Pharmaceutical Co. Ltd.	4,400	78,826
Tsumura & Co.	7,100	204,872
ZERIA Pharmaceutical Co. Ltd.	6,200	93,576
Total Pharmaceuticals		1,181,000
Professional Services – 2.6%
Altech Corp.	2,950	50,817
Careerlink Co. Ltd.	2,300	32,914
Dip Corp.	4,700	70,214
en Japan, Inc.	3,500	38,455
Forum Engineering, Inc.	15,100	102,188
FULLCAST Holdings Co. Ltd.	5,100	53,681
Funai Soken Holdings, Inc.	4,240	65,270
JAC Recruitment Co. Ltd.	30,100	162,436
Link & Motivation, Inc.	8,500	29,671
Matching Service Japan Co. Ltd.	5,400	34,269
MEITEC Group Holdings, Inc.	19,500	380,246
Nomura Co. Ltd.	12,600	76,591
Open Up Group, Inc.	10,000	126,120
Quick Co. Ltd.	3,700	47,308
SMS Co. Ltd.	3,500	26,354
Tanseisha Co. Ltd.	6,800	51,157
TechnoPro Holdings, Inc.	10,600	233,917
TKC Corp.	5,900	151,899
Transcosmos, Inc.*	3,700	78,929
TRYT, Inc.	16,200	44,741
UT Group Co. Ltd.	5,100	69,676
Yamada Consulting Group Co. Ltd.	3,100	36,112
Total Professional Services		1,962,965
Real Estate Management & Development – 3.1%
Airport Facilities Co. Ltd.	17,500	71,737
Aoyama Zaisan Networks Co. Ltd.	5,700	72,956
Investments	Shares	Value
Arealink Co. Ltd.	4,200	$54,936
B-Lot Co. Ltd.	6,700	63,174
Dear Life Co. Ltd.	12,300	91,464
Global Link Management KK	4,400	56,523
Good Com Asset Co. Ltd.	7,100	38,695
Grandy House Corp.	12,500	44,888
Heiwa Real Estate Co. Ltd.	4,800	150,863
Ichigo, Inc.	43,800	113,059
JALCO Holdings, Inc.	38,600	80,535
Japan Property Management Center Co. Ltd.	6,800	54,112
JINUSHI Co. Ltd.	5,600	78,117
JSB Co. Ltd.	2,600	56,680
Kasumigaseki Capital Co. Ltd.(a)	400	34,131
Katitas Co. Ltd.	8,900	117,603
Keihanshin Building Co. Ltd.	5,000	45,473
LA Holdings Co. Ltd.	1,500	69,012
Leopalace21 Corp.	37,800	147,621
Loadstar Capital KK	4,800	78,352
Mirarth Holdings, Inc.	43,900	148,545
Mugen Estate Co. Ltd.	6,600	100,982
Relo Group, Inc.	13,100	162,283
Starts Corp., Inc.	9,500	249,348
Sun Frontier Fudousan Co. Ltd.	8,000	104,801
Tosei Corp.	6,300	101,068
Total Real Estate Management & Development		2,386,958
Semiconductors & Semiconductor Equipment – 0.4%
Japan Material Co. Ltd.	4,800	38,968
Micronics Japan Co. Ltd.	1,800	41,888
Shibaura Mechatronics Corp.	1,300	61,201
Shindengen Electric Manufacturing Co. Ltd.	2,900	39,309
Tera Probe, Inc.(a)	2,000	36,967
Towa Corp.	5,700	56,642
Yamaichi Electronics Co. Ltd.	2,500	34,589
Total Semiconductors & Semiconductor Equipment		309,564
Software – 1.2%
Celsys, Inc.	5,000	39,120
Computer Engineering & Consulting Ltd.	7,300	113,352
Cresco Ltd.	7,800	61,914
Digital Arts, Inc.	1,300	58,071
Fukui Computer Holdings, Inc.	2,700	61,208
I’ll, Inc.	990	14,134
Intelligent Wave, Inc.	6,000	42,450
Justsystems Corp.	1,900	42,818
Miroku Jyoho Service Co. Ltd.	7,000	86,599
Systena Corp.	78,300	189,022
Toho System Science Co. Ltd.	4,000	33,061
UNITED, Inc.	10,300	50,694
WingArc1st, Inc.	4,000	92,149
Total Software		884,592

See Notes to Financial Statements.

34    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Japan Hedged SmallCap Equity Fund (DXJS) March 31, 2025
Investments	Shares	Value
Specialty Retail – 4.4%
Adastria Co. Ltd.	6,322	$120,403
Alleanza Holdings Co. Ltd.(a)	6,000	40,885
Alpen Co. Ltd.	4,400	70,322
AOKI Holdings, Inc.	15,700	136,800
Aoyama Trading Co. Ltd.	13,700	186,343
ARCLANDS Corp.	6,479	71,705
Asahi Co. Ltd.	6,900	67,782
Autobacs Seven Co. Ltd.	12,600	127,146
Bic Camera, Inc.	10,900	114,073
DCM Holdings Co. Ltd.	16,200	150,690
EDION Corp.	11,400	143,015
Geo Holdings Corp.	4,200	50,948
Hard Off Corp. Co. Ltd.	4,400	53,463
Honeys Holdings Co. Ltd.	6,000	66,123
IDOM, Inc.	17,300	138,132
Japan Eyewear Holdings Co. Ltd.	2,500	37,950
JINS Holdings, Inc.	1,300	60,332
Joshin Denki Co. Ltd.	3,800	54,202
Joyful Honda Co. Ltd.	6,200	83,045
Kohnan Shoji Co. Ltd.	3,000	75,030
Kojima Co. Ltd.	5,100	36,731
Komehyo Holdings Co. Ltd.	1,200	22,910
Komeri Co. Ltd.	3,000	59,382
K’s Holdings Corp.	22,300	203,032
KU Holdings Co. Ltd.	11,500	85,131
Nafco Co. Ltd.	2,900	34,771
New Art Holdings Co. Ltd.	6,490	60,543
Nextage Co. Ltd.(a)	7,400	74,871
Nishimatsuya Chain Co. Ltd.	4,000	53,364
Nissan Tokyo Sales Holdings Co. Ltd.	21,400	73,413
Nojima Corp.	7,400	125,197
PAL GROUP Holdings Co. Ltd.	5,600	114,030
Sac’s Bar Holdings, Inc.	8,300	47,289
Scroll Corp.	8,100	54,762
Syuppin Co. Ltd.	6,500	49,161
United Arrows Ltd.	4,900	69,237
VT Holdings Co. Ltd.	25,754	85,938
World Co. Ltd.	6,800	117,820
Xebio Holdings Co. Ltd.	5,900	51,054
Yellow Hat Ltd.	10,800	99,738
Total Specialty Retail		3,366,763
Technology Hardware, Storage & Peripherals – 0.6%
Elecom Co. Ltd.	11,200	123,804
MCJ Co. Ltd.	11,400	103,678
Mimaki Engineering Co. Ltd.	5,300	58,373
Riso Kagaku Corp.	9,100	75,823
Toshiba TEC Corp.	2,800	50,050
Wacom Co. Ltd.	20,600	78,796
Total Technology Hardware, Storage & Peripherals		490,524
Investments	Shares	Value
Textiles, Apparel & Luxury Goods – 1.3%
Baroque Japan Ltd.(a)	8,500	$39,675
Daidoh Ltd.(a)	15,000	86,565
Fujibo Holdings, Inc.	1,600	52,695
Gunze Ltd.	4,000	70,456
Japan Wool Textile Co. Ltd.	9,800	101,775
Kurabo Industries Ltd.	2,900	115,581
Morito Co. Ltd.	8,100	81,412
Onward Holdings Co. Ltd.	26,639	96,373
Seiko Group Corp.	4,000	110,606
Wacoal Holdings Corp.	5,000	170,289
Yondoshi Holdings, Inc.	6,700	82,574
Total Textiles, Apparel & Luxury Goods		1,008,001
Trading Companies & Distributors – 2.9%
Advan Group Co. Ltd.	5,200	29,801
Alconix Corp.	6,700	69,312
Chori Co. Ltd.	3,800	76,488
Daiichi Jitsugyo Co. Ltd.	3,700	53,914
Gecoss Corp.	7,200	49,929
Hanwa Co. Ltd.	5,900	192,932
Inaba Denki Sangyo Co. Ltd.	10,900	276,983
Inabata & Co. Ltd.	7,300	154,748
Japan Pulp & Paper Co. Ltd.	11,300	45,566
Kamei Corp.	4,200	55,526
Kanaden Corp.	4,100	40,386
Kanamoto Co. Ltd.	2,800	60,666
Kanematsu Corp.	19,000	319,928
MARUKA FURUSATO Corp.	1,800	28,696
Meiwa Corp.	12,400	57,713
Nichiden Corp.	2,700	52,216
Nishio Holdings Co. Ltd.	2,500	69,881
Sanyo Trading Co. Ltd.	3,900	38,337
Seika Corp.	2,400	69,413
Senshu Electric Co. Ltd.	1,500	43,232
Sumiseki Holdings, Inc.	12,500	61,271
Totech Corp.	5,600	91,299
Trusco Nakayama Corp.	4,100	54,451
Wakita & Co. Ltd.	6,200	71,685
Yamazen Corp.	11,300	99,519
Yuasa Trading Co. Ltd.	2,400	72,703
Total Trading Companies & Distributors		2,236,595
Transportation Infrastructure – 0.2%
Nissin Corp.	3,800	120,576
Wireless Telecommunication Services – 0.3%
Okinawa Cellular Telephone Co.	8,000	228,434
TOTAL COMMON STOCKS (Cost: $70,127,487)		75,461,222

See Notes to Financial Statements.

WisdomTree Trust    35

Schedule of Investments (continued) WisdomTree Japan Hedged SmallCap Equity Fund (DXJS) March 31, 2025
Investments	Shares	Value
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(b) (Cost: $18,471)	18,471	$18,471
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
United States – 0.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(b) (Cost: $420,103)	420,103	420,103
TOTAL INVESTMENTS IN SECURITIES – 99.2% (Cost: $70,566,061)		75,899,796
Other Assets less Liabilities – 0.8%		611,609
NET ASSETS – 100.0%		$76,511,405

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $801,096 and the total market value of the collateral held by the Fund was $848,957. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $428,854.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2025.

CURRENCY ABBREVIATIONS:
JPY	Japanese yen
USD	United States dollar

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	4/3/2025	14,338,609	USD	2,153,346,490	JPY	$—	$(62,778)
Citibank NA	4/3/2025	2,246,037,281	JPY	15,021,400	USD	—	(105)
Citibank NA	4/3/2025	14,338,609	USD	2,153,349,357	JPY	—	(62,798)
Citibank NA	5/7/2025	15,679,563	USD	2,335,499,132	JPY	162	—
Goldman Sachs	4/3/2025	2,246,023,762	JPY	15,021,400	USD	—	(195)
Goldman Sachs	5/7/2025	15,679,566	USD	2,335,471,355	JPY	351	—
HSBC Holdings PLC	4/3/2025	14,338,609	USD	2,153,346,490	JPY	—	(62,778)
Morgan Stanley & Co. International	4/1/2025	40,118	USD	6,000,000	JPY	—	(5)
Royal Bank of Canada	4/3/2025	2,246,029,695	JPY	15,021,400	USD	—	(156)
Royal Bank of Canada	4/3/2025	14,338,609	USD	2,153,367,037	JPY	—	(62,916)
Royal Bank of Canada	5/7/2025	15,679,566	USD	2,335,466,573	JPY	383	—
Standard Chartered Bank	4/3/2025	2,246,031,272	JPY	15,021,400	USD	—	(145)
Standard Chartered Bank	4/3/2025	3,413,955	USD	514,161,765	JPY	—	(24,713)
Standard Chartered Bank	5/7/2025	15,679,566	USD	2,335,480,763	JPY	288	—
UBS Group AG	4/3/2025	2,245,977,195	JPY	15,021,400	USD	—	(507)
UBS Group AG	4/3/2025	14,338,609	USD	2,153,347,923	JPY	—	(62,788)
UBS Group AG	5/7/2025	15,679,566	USD	2,335,436,860	JPY	582	—
						$1,766	$(339,884)
See Notes to Financial Statements.

36    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Japan Hedged SmallCap Equity Fund (DXJS) March 31, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$75,461,222	$—	$—	$75,461,222
Mutual Fund	—	18,471	—	18,471
Investment of Cash Collateral for Securities Loaned	—	420,103	—	420,103
Total Investments in Securities	$75,461,222	$438,574	$—	$75,899,796
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,766	$—	$1,766
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(339,884)	$—	$(339,884)
Total – Net	$75,461,222	$100,456	$—	$75,561,678

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    37

Statements of Assets and Liabilities WisdomTree Trust March 31, 2025
	WisdomTree Europe Hedged Equity Fund	WisdomTree Europe Hedged SmallCap Equity Fund	WisdomTree India Hedged Equity Fund	WisdomTree International Hedged Quality Dividend Growth Fund
ASSETS:
Investments in securities, at cost	$1,319,532,364	$71,365,781	$7,061,460	$2,609,714,583
Investments in affiliates, at cost (Note 3)	—	—	—	170,492
Foreign currency, at cost	660,449	2,010	48,186	7,610,235
Investments in securities, at value[1,2] (Note 2)	1,668,475,009	79,817,889	7,385,590	2,847,358,858
Investments in affiliates, at value (Note 3)	—	—	—	214,687
Foreign currency, at value	660,575	1,991	48,394	7,592,044
Unrealized appreciation on foreign currency contracts	610,604	20,269	—	760,165
Receivables:
Investment securities sold	57,064,356	2,420,225	122,069	53,794,332
Due from broker	—	—	10,000	—
Dividends	951,152	138,071	136	7,533,708
Securities lending income	404	59	—	2,348
Interest	1,072	39	35	1,489
Foreign tax reclaims	8,085,649	143,778	—	7,464,509
Other (Note 6)	649,828	228,930	—	545,622
Total Assets	1,736,498,649	82,771,251	7,566,224	2,925,267,762
LIABILITIES:
Unrealized depreciation on foreign currency contracts	61,734,410	2,649,725	177,428	80,312,164
Payables:
Cash collateral received for securities loaned (Note 2)	2,947,421	325,849	—	8,036,036
Advisory fees (Note 3)	837,072	37,813	3,773	1,453,297
Service fees (Note 2)	6,350	287	26	11,025
Foreign capital gains tax	—	—	169,404	—
Cash due to custodian	6	—	—	—
Other (Note 6)	194,949	68,679	—	163,686
Total Liabilities	65,720,208	3,082,353	350,631	89,976,208
NET ASSETS	$1,670,778,441	$79,688,898	$7,215,593	$2,835,291,554
NET ASSETS:
Paid-in capital	$3,458,053,466	$94,536,166	$7,086,490	$2,818,850,497
Total distributable earnings (loss)	(1,787,275,025)	(14,847,268)	129,103	16,441,057
NET ASSETS	$1,670,778,441	$79,688,898	$7,215,593	$2,835,291,554
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	35,450,000	1,900,000	175,000	65,650,000
Net asset value per share	$47.13	$41.94	$41.23	$43.19
[1] Includes market value of securities out on loan of:	$2,715,737	$480,053	$—	$7,535,745
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

38    WisdomTree Trust

Statements of Assets and Liabilities (concluded) WisdomTree Trust March 31, 2025
	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Hedged SmallCap Equity Fund
ASSETS:
Investments in securities, at cost	$3,121,080,665	$70,566,061
Foreign currency, at cost	2,416,667	202,075
Investments in securities, at value[1,2] (Note 2)	3,373,088,648	75,899,796
Foreign currency, at value	2,417,415	203,672
Unrealized appreciation on foreign currency contracts	189,572	1,766
Receivables:
Dividends	39,714,748	1,117,431
Securities lending income	1,232	754
Interest	8,053	38
Foreign tax reclaims	5,710,359	84,659
Total Assets	3,421,130,027	77,308,116
LIABILITIES:
Unrealized depreciation on foreign currency contracts	17,332,282	339,884
Payables:
Cash collateral received for securities loaned (Note 2)	—	420,103
Advisory fees (Note 3)	1,438,292	36,448
Service fees (Note 2)	13,184	276
Total Liabilities	18,783,758	796,711
NET ASSETS	$3,402,346,269	$76,511,405
NET ASSETS:
Paid-in capital	$4,509,352,487	$88,039,461
Total distributable earnings (loss)	(1,107,006,218)	(11,528,056)
NET ASSETS	$3,402,346,269	$76,511,405
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	31,200,000	2,200,000
Net asset value per share	$109.05	$34.78
[1] Includes market value of securities out on loan of:	$—	$801,096
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

WisdomTree Trust    39

Statements of Operations WisdomTree Trust For the Year Ended March 31, 2025
	WisdomTree Europe Hedged Equity Fund	WisdomTree Europe Hedged SmallCap Equity Fund	WisdomTree India Hedged Equity Fund[1]	WisdomTree International Hedged Quality Dividend Growth Fund
INVESTMENT INCOME:
Dividends	$68,633,616	$2,356,000	$429,596	$67,979,813
Dividends from affiliates (Note 3)	—	—	—	14,551
Interest	3,335	106	2,030	31,518
Non-cash dividends	—	6,089	—	—
Other income (Note 6)	1,287,742	376,221	—	1,337,405
Securities lending income, net (Note 2)	403,322	14,770	—	307,193
Less: Foreign withholding taxes on dividends	(9,788,993)	(348,821)	(101,496)	(6,895,287)
Total investment income	60,539,022	2,404,365	330,130	62,775,193
EXPENSES:
Advisory fees (Note 3)	9,729,820	284,309	181,453	15,889,970
Service fees (Note 2)	73,812	2,157	1,267	120,544
Other fees (Note 6)	316,974	110,509	—	389,849
Interest expense (Note 7)	—	—	365	—
Total expenses	10,120,606	396,975	183,085	16,400,363
Expense waivers (Note 3)	—	—	—	(2,539)
Net expenses	10,120,606	396,975	183,085	16,397,824
Net investment income	50,418,416	2,007,390	147,045	46,377,369
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions[1]	(79,119,881)	(1,515,461)	(267,709)	(64,516,622)
Investment transactions in affiliates (Note 3)	—	—	—	189,740
In-kind redemptions	138,073,531	1,150,091	—	125,661,119
Futures contracts	—	—	9,036	—
Foreign currency contracts	83,987,946	2,533,460	532,974	108,361,735
Foreign currency related transactions	(530,195)	(22,327)	66,259	(661,057)
Net realized gain	142,411,401	2,145,763	340,560	169,034,915
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions[2]	(132,097,656)	4,612,171	154,726	(233,604,942)
Investment transactions in affiliates (Note 3)	—	—	—	(237,876)
Foreign currency contracts	(67,375,955)	(2,763,060)	(177,428)	(100,251,070)
Translation of assets and liabilities denominated in foreign currencies	60,359	3,317	208	(126,261)
Net increase (decrease) in unrealized appreciation/depreciation	(199,413,252)	1,852,428	(22,494)	(334,220,149)
Net realized and unrealized gain (loss) on investments	(57,001,851)	3,998,191	318,066	(165,185,234)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,583,435)	$6,005,581	$465,111	$(118,807,865)
[1] Net of foreign capital gains (tax) and capital gains tax refund, if applicable, of:	$—	$—	$(105,360)	$—
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$—	$—	$169,404	$—

1    For the period May 9, 2024 (commencement of operations) through March 31, 2025.

See Notes to Financial Statements.

40 WisdomTree Trust

Statements of Operations (concluded) WisdomTree Trust For the Year Ended March 31, 2025
	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Hedged SmallCap Equity Fund
INVESTMENT INCOME:
Dividends	$116,817,084	$2,765,670
Interest	—	210
Securities lending income, net (Note 2)	509,748	29,132
Less: Foreign withholding taxes on dividends	(11,675,440)	(278,788)
Total investment income	105,651,392	2,516,224
EXPENSES:
Advisory fees (Note 3)	20,100,931	431,527
Service fees (Note 2)	184,258	3,273
Total expenses	20,285,189	434,800
Net investment income	85,366,203	2,081,424
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(102,788,668)	(636,807)
In-kind redemptions	465,007,666	3,262,417
Foreign currency contracts	117,378,581	2,440,460
Foreign currency related transactions	7,897,156	130,119
Net realized gain	487,494,735	5,196,189
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	(461,573,406)	(1,767,027)
Foreign currency contracts	(87,097,432)	(1,333,932)
Translation of assets and liabilities denominated in foreign currencies	354,336	8,796
Net decrease in unrealized appreciation/depreciation	(548,316,502)	(3,092,163)
Net realized and unrealized gain (loss) on investments	(60,821,767)	2,104,026
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,544,436	$4,185,450

See Notes to Financial Statements.

WisdomTree Trust 41

Statements of Changes in Net Assets WisdomTree Trust
	WisdomTree Europe Hedged Equity Fund		WisdomTree Europe Hedged SmallCap Equity Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$50,418,416	$48,593,345	$2,007,390	$1,871,720
Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	142,411,401	(36,522,568)	2,145,763	(993,153)
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(199,413,252)	288,828,253	1,852,428	5,123,319
Net increase (decrease) in net assets resulting from operations	(6,583,435)	300,899,030	6,005,581	6,001,886
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(53,344,485)	(48,992,250)	(1,826,376)	(1,960,000)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	250,360,125	290,026,390	37,147,912	10,188,628
Cost of shares redeemed	(419,648,461)	(44,534,131)	(5,717,516)	(19,117,867)
Net increase (decrease) in net assets resulting from capital share transactions	(169,288,336)	245,492,259	31,430,396	(8,929,239)
Net Increase (Decrease) in Net Assets	(229,216,256)	497,399,039	35,609,601	(4,887,353)
NET ASSETS:
Beginning of year	$1,899,994,697	$1,402,595,658	$44,079,297	$48,966,650
End of year	$1,670,778,441	$1,899,994,697	$79,688,898	$44,079,297
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	39,450,000	34,200,000[1]	1,150,000	1,450,000
Shares created	5,250,000	6,350,000[1]	900,000	300,000
Shares redeemed	(9,250,000)	(1,100,000)[1]	(150,000)	(600,000)
Shares outstanding, end of year	35,450,000	39,450,000[1]	1,900,000	1,150,000

1Shares were adjusted to reflect a 2:1 share split effective August 10, 2023.
See Notes to Financial Statements.

42    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree India Hedged Equity Fund	WisdomTree International Hedged Quality Dividend Growth Fund
	For the Period May 9, 2024* through March 31, 2025	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$147,045	$46,377,369	$32,256,222
Net realized gain on investments, futures contracts, foreign currency contracts and foreign currency related transactions	340,560	169,034,915	69,171,629
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(22,494)	(334,220,149)	253,944,255
Net increase (decrease) in net assets resulting from operations	465,111	(118,807,865)	355,372,106
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(41,486)	(50,859,826)	(34,358,500)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	50,553,757	1,053,136,948	663,713,322
Cost of shares redeemed	(43,761,909)	(429,490,280)	—
Net increase in net assets resulting from capital share transactions	6,791,848	623,646,668	663,713,322
Net Increase in Net Assets	7,215,473	453,978,977	984,726,928
NET ASSETS:
Beginning of period	$120	$2,381,312,577	$1,396,585,649
End of period	$7,215,593	$2,835,291,554	$2,381,312,577
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	3	52,000,000	35,650,000
Shares created	1,225,000	23,300,000	16,350,000
Shares redeemed	(1,050,003)	(9,650,000)	—
Shares outstanding, end of period	175,000	65,650,000	52,000,000

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

WisdomTree Trust    43

Statements of Changes in Net Assets (concluded) WisdomTree Trust
	WisdomTree Japan Hedged Equity Fund		WisdomTree Japan Hedged SmallCap Equity Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$85,366,203	$77,525,143	$2,081,424	$1,323,743
Net realized gain on investments, foreign currency contracts and foreign currency related transactions	487,494,735	451,425,933	5,196,189	7,542,962
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(548,316,502)	819,275,703	(3,092,163)	8,835,735
Net increase in net assets resulting from operations	24,544,436	1,348,226,779	4,185,450	17,702,440
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(129,533,264)	(90,526,367)	(2,407,390)	(1,379,024)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	953,865,179	2,710,937,218	23,973,071	44,737,147
Cost of shares redeemed	(2,137,780,386)	(807,569,239)	(16,780,771)	(17,644,299)
Net increase (decrease) in net assets resulting from capital share transactions	(1,183,915,207)	1,903,367,979	7,192,300	27,092,848
Net Increase (Decrease) in Net Assets	(1,288,904,035)	3,161,068,391	8,970,360	43,416,264
NET ASSETS:
Beginning of year	$4,691,250,304	$1,530,181,913	$67,541,045	$24,124,781
End of year	$3,402,346,269	$4,691,250,304	$76,511,405	$67,541,045
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	43,150,000	21,700,000	2,000,000	1,000,000[1]
Shares created	8,700,000	30,400,000	700,000	1,600,000[1]
Shares redeemed	(20,650,000)	(8,950,000)	(500,000)	(600,000)[1]
Shares outstanding, end of year	31,200,000	43,150,000	2,200,000	2,000,000[1]

1Shares were adjusted to reflect a 2:1 share split effective August 10, 2023.

See Notes to Financial Statements.

44    WisdomTree Trust

Financial Highlights WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Europe Hedged Equity Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024[1]	For the Year Ended March 31, 2023[1]	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]
Net asset value, beginning of year	$48.16	$41.01	$37.02	$36.36	$25.92
Investment Operations:
Net investment income[2]	1.37	1.40	1.06	0.69	0.88
Net realized and unrealized gain (loss)	(0.97)[7]	7.17	3.88	0.81	10.43
Total from investment operations	0.40	8.57	4.94	1.50	11.31
Dividends to shareholders:
Net investment income	(1.43)	(1.42)	(0.95)	(0.84)	(0.87)
Net asset value, end of year	$47.13	$48.16	$41.01	$37.02	$36.36
TOTAL RETURN[3]	0.98%	21.64%	13.94%	4.04%	44.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,670,778	$1,899,995	$1,402,596	$1,865,747	$1,937,668
Ratio to average net assets of:
Expenses[8]	0.60%[4]	0.64%[4]	0.79%[4]	0.59%[4]	0.58%
Net investment income	3.01%	3.35%	2.95%	1.79%	2.81%
Portfolio turnover rate[5]	35%	30%	38%	34%	55%
WisdomTree Europe Hedged SmallCap Equity Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$38.33	$33.77	$34.73	$33.96	$23.43
Investment Operations:
Net investment income[2]	1.60	1.32	1.73	0.75	1.02
Net realized and unrealized gain (loss)	3.52	4.48	(1.06)	0.91	10.56
Total from investment operations	5.12	5.80	0.67	1.66	11.58
Dividends to shareholders:
Net investment income	(1.51)	(1.24)	(1.63)	(0.89)	(1.05)
Net asset value, end of year	$41.94	$38.33	$33.77	$34.73	$33.96
TOTAL RETURN[6]	13.80%	17.76%	2.53%	4.86%	50.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$79,689	$44,079	$48,967	$60,772	$37,353
Ratio to average net assets of:
Expenses[8]	0.81%[4]	0.59%[4]	0.59%[4]	0.63%[4]	0.58%
Net investment income	4.10%	3.85%	5.34%	2.08%	3.59%
Portfolio turnover rate[5]	37%	32%	44%	57%	77%

1   Per share amounts were adjusted to reflect a 2:1 share split effective August 10, 2023.

2   Based on average shares outstanding.

3   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period.

4   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

5   Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period.

7   The amount of net realized and unrealized gain (loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

8   Does not include expenses of the underlying investment companies in which the Fund invests.

See Notes to Financial Statements.

WisdomTree Trust    45

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree India Hedged Equity Fund	For the Period May 9, 2024* through March 31, 2025
Net asset value, beginning of period	$40.09
Investment Operations:
Net investment income[1]	0.20
Net realized and unrealized gain	1.07
Total from investment operations	1.27
Dividends and distributions to shareholders:
Capital gains	(0.13)
Total dividends and distributions to shareholders	(0.13)
Net asset value, end of period	$41.23
TOTAL RETURN[7]	3.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$7,216
Ratio to average net assets of:
Expenses[10]	0.64%[3,13]
Net investment income	0.51%[3]
Portfolio turnover rate[4]	138%
WisdomTree International Hedged Quality Dividend Growth Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$45.79	$39.17	$43.04	$41.17	$30.61
Investment Operations:
Net investment income[1]	0.76	0.73	1.29	1.25	0.88
Net realized and unrealized gain (loss)	(2.52)	6.66	(0.45)[5]	2.03	10.54
Net increase from payment by sub-adviser	—	—	—	0.00[6]	0.08
Total from investment operations	(1.76)	7.39	0.84	3.28	11.50
Dividends and distributions to shareholders:
Net investment income	(0.84)	(0.77)	(1.33)	(1.41)	(0.94)
Capital gains	—	—	(3.38)	—	—
Total dividends and distributions to shareholders	(0.84)	(0.77)	(4.71)	(1.41)	(0.94)
Net asset value, end of year	$43.19	$45.79	$39.17	$43.04	$41.17
TOTAL RETURN[2]	(3.90)%	19.09%	3.00%	7.93%[8]	37.85%[9]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$2,835,292	$2,381,313	$1,396,586	$1,177,093	$899,491
Ratio to average net assets of:
Expenses[10,11]	0.60%[12]	0.59%[12]	0.59%[12]	0.58%	0.58%
Net investment income	1.69%	1.79%	3.35%	2.85%	2.37%
Portfolio turnover rate[4]	52%	57%	86%	61%	67%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3   Annualized.

4   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5   The amount of net realized and unrealized gain (loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

6   Amount represents less than $0.005.

7   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

8   Includes a voluntary reimbursement from the sub-advisor for investment losses on certain equity transactions during the period. Excluding the voluntary reimbursement, total return would have been unchanged.

9   Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.27% lower.

10   Does not include expenses of the underlying investment companies in which the Fund invests.

11  The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

12  Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

13  Includes interest expense of less than 0.01% for the fiscal period.

See Notes to Financial Statements.

46    WisdomTree Trust

Financial Highlights (concluded) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Japan Hedged Equity Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$108.72	$70.52	$64.64	$61.01	$42.64
Investment Operations:
Net investment income[1]	2.22	2.36	1.91	1.52	1.02
Net realized and unrealized gain	1.65	38.55	6.54	3.76	18.73
Net increase from payment by sub-adviser	—	—	—	—	0.00[2]
Total from investment operations	3.87	40.91	8.45	5.28	19.75
Dividends to shareholders:
Net investment income	(3.54)	(2.71)	(2.57)	(1.65)	(1.38)
Net asset value, end of year	$109.05	$108.72	$70.52	$64.64	$61.01
TOTAL RETURN[3]	3.55%	58.99%	13.48%	8.79%	46.97%[4]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$3,402,346	$4,691,250	$1,530,182	$1,919,844	$1,674,759
Ratio to average net assets of:
Expenses[7]	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	2.04%	2.67%	2.93%	2.45%	2.03%
Portfolio turnover rate[5]	36%	32%	37%	22%	25%
WisdomTree Japan Hedged SmallCap Equity Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$33.77	$24.12	$21.33	$22.38	$16.94
Investment Operations:
Net investment income[1]	0.95	0.79	0.56	0.49	0.32
Net realized and unrealized gain (loss)	1.20	9.67	3.06	(0.90)	5.73
Total from investment operations	2.15	10.46	3.62	(0.41)	6.05
Dividends to shareholders:
Net investment income	(1.14)	(0.81)	(0.83)	(0.64)	(0.61)
Net asset value, end of year	$34.78	$33.77	$24.12	$21.33	$22.38
TOTAL RETURN[6]	6.42%	43.87%	17.36%	(1.80)%	36.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$76,511	$67,541	$24,125	$25,603	$31,332
Ratio to average net assets of:
Expenses[7]	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	2.80%	2.75%	2.52%	2.26%	1.67%
Portfolio turnover rate[5]	45%	46%	46%	41%	41%

1   Based on average shares outstanding.

2   Amount represents less than $0.005.

3   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period.

4   Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

5   Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period.

7   Does not include expenses of the underlying investment companies in which the Fund invests.
See Notes to Financial Statements.

WisdomTree Trust    47

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund”)	December 31, 2009
WisdomTree Europe Hedged SmallCap Equity Fund (“Europe Hedged SmallCap Equity Fund”)	March 4, 2015
WisdomTree India Hedged Equity Fund (“India Hedged Equity Fund”)	May 9, 2024
WisdomTree International Hedged Quality Dividend Growth Fund (“International Hedged Quality Dividend Growth Fund”)	May 7, 2014
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund”)	June 16, 2006
WisdomTree Japan Hedged SmallCap Equity Fund (“Japan Hedged SmallCap Equity Fund”)	June 28, 2013

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded

48    WisdomTree Trust

Notes to Financial Statements (continued)

notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, using spot and forward rates provided by an independent pricing service provider.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation

WisdomTree Trust    49

Notes to Financial Statements (continued)

or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal year or period ended March 31, 2025, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the fiscal year ended March 31, 2025 and open positions in such derivatives as of March 31, 2025 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements may also contain credit-risk related contingent features which may include, but are not limited to, a threshold in the Funds’ derivative agreements on unrealized depreciation (i.e., the Funds’ obligation to the counterparty) above a specified dollar amount. If an event occurred at March 31, 2025, that triggered a contingent feature, the counterparty to the agreement may require a Fund to post collateral (or additional collateral) or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment due to a counterparty. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in Note 2 — Master Netting Arrangements under the column entitled “Liabilities: Net Amount”. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of March 31, 2025, if any, is reflected as a footnote within each Fund’s Schedule of Investments. At March 31, 2025, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

50    WisdomTree Trust

Notes to Financial Statements (continued)

As of March 31, 2025, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Europe Hedged Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$610,604	Unrealized depreciation on foreign currency contracts	$61,734,410
Europe Hedged SmallCap Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	20,269	Unrealized depreciation on foreign currency contracts	2,649,725
India Hedged Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	177,428
International Hedged Quality Dividend Growth Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	760,165	Unrealized depreciation on foreign currency contracts	80,312,164
Japan Hedged Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	189,572	Unrealized depreciation on foreign currency contracts	17,332,282
Japan Hedged SmallCap Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	1,766	Unrealized depreciation on foreign currency contracts	339,884

For the fiscal year or period ended March 31, 2025, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Europe Hedged Equity Fund
Foreign currency risk	$83,987,946	$(67,375,955)
Europe Hedged SmallCap Equity Fund
Foreign currency risk	2,533,460	(2,763,060)
India Hedged Equity Fund[3]
Foreign currency risk	598,475	(177,428)
Equity risk	9,055	—
International Hedged Quality Dividend Growth Fund
Foreign currency risk	108,361,735	(100,251,070)
Japan Hedged Equity Fund
Foreign currency risk	117,378,581	(87,097,432)
Japan Hedged SmallCap Equity Fund
Foreign currency risk	2,440,460	(1,383,931)
[1] Realized gains (losses) on derivatives are located on the Statements of Operations as follows:
Equity risk	Net realized gain (loss) from futures contracts
Foreign currency risk	Net realized gain (loss) from foreign currency contracts
[2] Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:
Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts
[3] For the period May 9, 2024 (commencement of operations) through March 31, 2025.

WisdomTree Trust    51

Notes to Financial Statements (continued)

During the fiscal year or period ended March 31, 2025, the volume of derivative activity (based on the average of month-end notional balances, except where footnoted) for each Fund was as follows:

Fund	Average Notional
	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
Europe Hedged Equity Fund
Foreign currency risk	$1,004,342,348	$2,687,197,523	$—
Europe Hedged SmallCap Equity Fund
Foreign currency risk	31,385,446	81,168,113	—
India Hedged Equity Fund[1]
Equity risk[2]	—	—	200,264
Foreign currency risk	23,061,212	51,157,338	—
International Hedged Quality Dividend Growth Fund
Foreign currency risk	1,687,231,681	4,436,095,953	—
Japan Hedged Equity Fund
Foreign currency risk	2,917,619,076	7,105,248,158	—
Japan Hedged SmallCap Equity Fund
Foreign currency risk	48,482,429	122,899,569	—
[1] For the period May 9, 2024 (commencement of operations) through March 31, 2025.
[2] The volume of derivatives for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized on the ex-dividend date, or, with respect to foreign dividends, as soon as practicable after the existence of a dividend declaration has been determined, at the fair value of securities to be received. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Interest income (including amortization of premiums and accretion of discounts), less any foreign taxes withheld, is accrued daily. Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Taxes — The Funds may be subject to foreign taxes (a portion of which may be reclaimable or refundable) on foreign income or capital gains on investment transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and tax rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are accrued and applied to foreign income as the foreign income is earned and are reflected on the Statements of Operations as follows: foreign taxes withheld on dividends are presented as a reduction to investment income in “Less: Foreign withholding taxes on dividends”, foreign taxes on capital gains from investment transactions, if any, are included in “Net realized gain (loss) from investment transactions”, and deferred foreign taxes on net unrealized appreciation on investments, if any, are included in “Net increase (decrease) in unrealized appreciation/depreciation on investment transactions”. Foreign taxes payable or deferred as of March 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities in “Payables: Foreign capital gains tax”.

In certain foreign jurisdictions, when the Funds incur subsequent capital losses on investment transactions that occurred during the tax year in the applicable foreign jurisdiction, the Funds may be entitled to a refund on any foreign taxes paid on previous capital gain investment transactions that occurred during the tax year of the applicable foreign jurisdiction. Foreign capital gain tax refunds on investment transactions are included in “Net realized gain (loss) from investment transactions” on the Statements of Operations and foreign capital gain tax refunds that remain unpaid as of March 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities in “Receivables: Foreign capital gains tax refund”.

52    WisdomTree Trust

Notes to Financial Statements (continued)

The Funds file foreign tax reclaims in certain foreign jurisdictions to recover a portion of amounts previously withheld on dividend income if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims recorded relating to current fiscal year investment income are included in the Statements of Operations as a reduction to the balance shown for “Foreign withholding taxes on dividends” and foreign tax reclaims recorded, but not yet received as of March 31, 2025, if any, are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds may not enter into such contracts for speculative purposes.

WisdomTree Trust    53

Notes to Financial Statements (continued)

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds may not enter into such contracts for speculative purposes. During the fiscal period ended, the Funds utilized foreign currency contracts primarily to offset exposure to foreign currencies consistent with each Fund’s investment objective. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled and are included in “net realized gain (loss) from foreign currency contracts” on the Statements of Operations.

Futures Contracts — The India Hedged Equity Fund utilized equity futures contracts on a temporary basis during the fiscal period to obtain market exposure consistent with its investment objectives during the Fund’s portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., currency, equity, or U.S. Treasury security, collectively herein, “Reference Asset”) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference Asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker for futures contracts” in the Statements of Assets and Liabilities, and U.S. government securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. The current one-day variation margin on open futures contracts is shown on the Statements of Assets and Liabilities as either a receivable or a payable for “Net variation margin on futures contracts”. The Funds have adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act to assess and manage the Funds’ derivatives risk. Rule 18f-4 limits the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by the Funds to comply with Section 18 of the 1940 Act.

As of March 31, 2025, there were no open futures contracts in the Funds.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for

54    WisdomTree Trust

Notes to Financial Statements (continued)

lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives, such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

WisdomTree Trust    55

Notes to Financial Statements (continued)

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of March 31, 2025, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

Fund	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Europe Hedged Equity Fund
Securities Lending	$2,715,737	$ —	$(2,715,737)[1]	$ —	$ —	$ —	$ —	$ —
Foreign Currency Contracts	610,604	(109,675)	—	500,929	61,734,410	(109,675)	—	61,624,735
Europe Hedged SmallCap Equity Fund
Securities Lending	480,053	—	(480,053)[1]	—	—	—	—	—
Foreign Currency Contracts	20,269	(20,252)	—	17	2,649,725	(20,252)	—	2,629,473
India Hedged Equity Fund
Foreign Currency Contracts	—	—	—	—	177,428	—	—	177,428
International Hedged Quality Dividend Growth Fund
Securities Lending	7,535,745	—	(7,535,745)[1]	—	—	—	—	—
Foreign Currency Contracts	760,165	(760,165)	—	—	80,312,164	(760,165)	—	79,551,999
Japan Hedged Equity Fund
Foreign Currency Contracts	189,572	(183,293)	—	6,279	17,332,282	(183,293)	—	17,148,989
Japan Hedged SmallCap Equity Fund
Securities Lending	801,096	—	(801,096)[1]	—	—	—	—	—
Foreign Currency Contracts	1,766	(1,610)	—	156	339,884	(1,610)	—	338,274
[1]The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Restricted Securities — Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

Emerging Markets Investments — Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net

56    WisdomTree Trust

Notes to Financial Statements (continued)

tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds. Mellon is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets as shown in the following table:

Fund	Advisory Fee Rate
Europe Hedged Equity Fund	0.58%
Europe Hedged SmallCap Equity Fund	0.58%
India Hedged Equity Fund	0.63%
International Hedged Quality Dividend Growth Fund	0.58%
Japan Hedged Equity Fund	0.48%
Japan Hedged SmallCap Equity Fund	0.58%

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal year ended March 31, 2025, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of its advisory fees, that it would otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statements of Operations in “Expense waivers”.

During the fiscal year ended March 31, 2025, certain Funds engaged in purchase and sale transactions with funds that have a common investment adviser, WTAM. These interfund purchase and sale transactions were effected in accordance with Rule 17a-7 under the 1940 Act. For the fiscal year ended March 31, 2025, the cost of purchases, proceeds from sales and the net realized gain or loss recognized upon the disposal of securities resulting from interfund transactions are shown in the following table:

Fund	Purchases	Sales	Net Realized Gain/(Loss)
Europe Hedged Equity Fund	$69,551,854	$12,722,796	$575,531
Europe Hedged SmallCap Equity Fund	1,752,175	2,946,283	360,560
International Hedged Quality Dividend Growth Fund	36,891,103	79,637,918	(8,806,043)
Japan Hedged Equity Fund	30,437,770	22,428,864	1,700,213
Japan Hedged SmallCap Equity Fund	852,480	3,401,799	(1,044)

WisdomTree Trust    57

Notes to Financial Statements (continued)

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the fiscal year ended March 31, 2025, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	At March 31, 2025		For the Fiscal Year Ended March 31, 2025
	Fund Shares held by WT	Market Value of Fund Shares Held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Europe Hedged Equity Fund	420	$19,942	$—
International Hedged Quality Dividend Growth Fund	124	5,382	349
Japan Hedged Equity Fund	221	24,350	559

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2025, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102%-110%, as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of March 31, 2025, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”. In certain cases where an AP does not have a basket security readily available or may not transact is such basket security, an AP may request to settle an in-kind creation order with cash in lieu of the basket security. Amounts due from an AP as of March 31, 2025 with respect to such activity, if any, is shown in the Statements of Assets and Liabilities in “Receivables: Deposit due from authorized participant”. The India Hedged Equity Fund issues and redeems shares on a cash basis only as certain securities markets in which this Fund invests do not permit in-kind transfers of securities.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the fiscal year or period ended March 31, 2025 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

Fund	Purchases	Sales	In-kind Capital Share Transactions
			Purchases	Sales
Europe Hedged Equity Fund	$596,444,886	$583,060,109	$252,337,107	$419,160,372
Europe Hedged SmallCap Equity Fund	18,294,447	18,530,223	37,390,478	5,612,381
India Hedged Equity Fund[1]	53,389,309	46,158,097	—	—
International Hedged Quality Dividend Growth Fund	1,519,220,381	1,425,648,380	990,135,497	424,628,746
Japan Hedged Equity Fund	1,549,669,840	1,519,258,557	986,842,272	2,188,175,454
Japan Hedged SmallCap Equity Fund	33,716,470	33,192,594	24,189,614	16,783,675
[1] For the period May 9, 2024 (commencement of operations) through March 31, 2025.

58    WisdomTree Trust

Notes to Financial Statements (continued)

6. FEDERAL INCOME TAXES

At March 31, 2025, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

Fund	Investments in Long Securities				Investments in Financial Derivatives[1]			Total Net Unrealized Appreciation/ (Depreciation)
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Europe Hedged Equity Fund	$1,335,614,825	$401,870,150	$(69,009,966)	$332,860,184	$—	$(1,077)	$(1,077)	$332,859,107
Europe Hedged SmallCap Equity Fund	71,747,482	11,444,963	(3,374,556)	8,070,407	—	—	—	8,070,407
India Hedged Equity Fund	7,296,688	595,580	(506,678)	88,902	—	—	—	88,902
International Hedged Quality Dividend Growth Fund	2,627,136,160	396,981,768	(176,544,383)	220,437,385	41,728	(3,978)	37,750	220,475,135
Japan Hedged Equity Fund	3,150,637,051	418,395,219	(195,943,622)	222,451,597	—	—	—	222,451,597
Japan Hedged SmallCap Equity Fund	70,883,971	7,934,137	(2,918,312)	5,015,825	—	(5)	(5)	5,015,820

[1]Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

At March 31, 2025, the components of total distributable earnings (loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency and Other Unrealized Appreciation/ (Depreciation)	Other Temporary Differences[1]	Total Distributable Earnings (Loss)
Europe Hedged Equity Fund	$1,567,840	$(2,121,730,838)	$332,860,184	$(424,459)	$452,248	$(1,787,275,025)
Europe Hedged SmallCap Equity Fund	248,202	(23,326,589)	8,070,407	149	160,563	(14,847,268)
India Hedged Equity Fund	209,397	—	88,902	(169,196)	—	129,103
International Hedged Quality Dividend Growth Fund	11,935,552	(216,269,324)	220,437,385	(36,947)	374,391	16,441,057
Japan Hedged Equity Fund	41,652,422	(1,370,991,819)	222,451,597	(118,418)	—	(1,107,006,218)
Japan Hedged SmallCap Equity Fund	1,240,072	(17,791,364)	5,015,825	7,411	—	(11,528,056)
[1]The treatment of certain income/expense items have been recognized for GAAP but disallowed for tax purposes.

The tax character of distributions paid during the fiscal years or periods ended March 31, 2025 and March 31, 2024, was as follows:

Fund	Year Ended March 31, 2025		Year Ended March 31, 2024
	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Capital Gains	Distributions Paid from Ordinary Income*
Europe Hedged Equity Fund	$53,344,485	$—	$48,992,250
Europe Hedged SmallCap Equity Fund	1,826,376	—	1,960,000
India Hedged Equity Fund[1]	—	41,486	—
International Hedged Quality Dividend Growth Fund	50,859,826	—	34,358,500
Japan Hedged Equity Fund	129,533,264	—	90,526,367
Japan Hedged SmallCap Equity Fund	2,407,390	—	1,379,024
* Includes short-term capital gains, if any. [1] For the period May 9, 2024 (commencement of operations) through March 31, 2025.

WisdomTree Trust    59

Notes to Financial Statements (continued)

At March 31, 2025, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains as indicated in the following table. The loss carryforward amounts do not have an expiration date and, therefore, can be carried forward indefinitely until utilized. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Capital Loss Available Total
Europe Hedged Equity Fund	$957,322,978	$1,164,407,860	$2,121,730,838
Europe Hedged SmallCap Equity Fund	12,706,267	10,620,322	23,326,589
India Hedged Equity Fund	—	—	—
International Hedged Quality Dividend Growth Fund	189,200,129	27,069,195	216,269,324
Japan Hedged Equity Fund	815,910,536	555,081,283	1,370,991,819
Japan Hedged SmallCap Equity Fund	8,966,111	8,825,253	17,791,364

At March 31, 2025, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as shown in the following table. The differences are primarily due to redemptions-in-kind and net operating losses.

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
Europe Hedged Equity Fund	$(131,363,503)	$131,363,503
Europe Hedged SmallCap Equity Fund	(912,194)	912,194
India Hedged Equity Fund	(294,522)	294,522
International Hedged Quality Dividend Growth Fund	(121,213,648)	121,213,648
Japan Hedged Equity Fund	(444,803,995)	444,803,995
Japan Hedged SmallCap Equity Fund	(3,138,208)	3,138,208

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of and during the fiscal year or period ended March 31, 2025, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended March 31, 2025, remains subject to examination by taxing authorities. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended March 31, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), certain Funds have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected as “Other income” in the Statements of Operations and the cost to file these additional ECJ tax reclaims is reflected as “Other fees” in the Statements of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, ECJ tax reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and a Fund previously passed foreign tax credits on to its shareholders, a Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund’s shareholders. During the fiscal year or period ended March 31, 2025, the ECJ tax reclaims received by the Funds, if any, did not exceed the foreign withholding taxes of the respective Funds.

7. DEMAND NOTE

On December 9, 2024, the India Hedged Equity Fund entered into a demand note agreement with Bank of America, N.A. which allowed the India Hedged Equity Fund to borrow up to $600,000 with a final maturity date of December 24, 2024. During the period from December 9, 2024 through December 12, 2024, the India Hedged Equity Fund had an average outstanding demand note balance of $465,750 and a weighted average interest rate of 7.14% per annum. On December 13, 2024, the India Hedged Equity Fund fully repaid amounts borrowed under the demand note and interest expense related to the demand note was $365.

60    WisdomTree Trust

Notes to Financial Statements (concluded)

8. OPERATING SEGMENTS

The Trust has adopted FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund in the Trust operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Trust’s prospectus. The accounting policies are the same as those described in Note 2 — Significant Accounting Policies. The Chief Operating Decision Maker (“CODM”) is the President of the Trust. The CODM monitors the operating results of each Fund. The financial information the CODM uses to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.

9. SUBSEQUENT EVENTS

On May 30, 2025, WisdomTree Europe Hedged Small Cap Equity Fund (“EUSC”) changed its name, ticker, investment objective and principal investment strategies. The Fund’s new name is WisdomTree European Opportunities Fund and the ticker is “OPPE”. As of May 30, 2025, OPPE seeks to track the price and yield performance, before fees and expenses, of the WisdomTree European Opportunities Index (the “OPPE Index”). The Fund’s 80% investment policy has been changed to invest, under normal circumstances, at least 80% of its net assets, plus any borrowing for investment purposes, in constituents of the Index and/or investment that have economic characteristics that are substantially similar to the economic characteristics of such constituents. The OPPE Index is based on a rules-based methodology overseen and implemented by the WisdomTree Opportunities Index Committee (the “Index Committee”). The OPPE Index is allocated to European securities that provide a high total shareholder yield and equities that have exposures to thematic opportunities from develpments in the geopolitical space, technology trends, and macro-economic conditions. Companies are selected based on geopolitical events, fiscal and monetary policy shifts, innovations in technology. and consumer preferences. The Index Committee seeks to manage the Fund’s currency risk by dynamically hedging currency fluctuations in the relative value of the applicable foreign currencies against the U.S dollar and will determine the Fund’s hedging strategy based on momentum, interest rate differentials, geopolitical events and fiscal and monetary policy shifts, and overall broad trends in the U.S. dollar.

10. ADDITIONAL INFORMATION

The value of a Fund’s investments may be adversely affected by recent and current events occurring outside of the United States, including those affecting foreign markets (including extreme volatility, depressed valuations, and decreased liquidity), significant geopolitical events (including armed conflicts, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies (including pandemics such as the COVID-19 pandemic), among other events. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, and related sanctions and trading restrictions have caused significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. Similarly, the policy agenda of the new U.S. administration has introduced heightened risks, including economic policy and market risks with the imposition of significant tariffs and other trade-related initiatives that have disrupted, and could continue to disrupt, markets globally. Trade disputes and retaliatory actions, such as embargoes and other trade limitations, may reduce the profitability of companies in which the Funds invest, lead to a significant reduction in international trade, and adversely affect the growth of the global economy. Trade disputes may also increase currency exchange rate volatility, which can adversely affect the prices of certain of Fund investments and the ability of certain Funds to hedge their currency risk, and negatively affect investor confidence in the markets generally and investment growth and could contribute to volatility or overall declines in the U.S. and global investment markets. While the aggregate effect of these policies is unknown, initially they appear to be escalating tensions between the United States and certain subject countries, as well as globally, and increasing volatility in the markets generally. The extent and duration of these conflicts, policy initiatives, and tensions are impossible to predict, and they could continue to result in significant market disruptions, including with respect to certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These conflicts, policy initiatives, and tensions could adversely affect the value of certain Fund investments, as well as a Fund’s performance and liquidity, even if the Fund does not have direct investment exposure to a country involved in a particular conflict or industry directly affected by trade restrictions.

WisdomTree Trust    61

Report of Independent Registered Public Accounting Firm

To the Shareholders of WisdomTree Europe Hedged Equity Fund, WisdomTree Europe Hedged SmallCap Equity Fund, WisdomTree India Hedged Equity, WisdomTree International Hedged Quality Dividend Growth Fund, WisdomTree Japan Hedged Equity Fund and WisdomTree Japan Hedged SmallCap Equity Fund, and the Board of Trustees of WisdomTree Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of WisdomTree Europe Hedged Equity Fund, WisdomTree Europe Hedged SmallCap Equity Fund, WisdomTree India Hedged Equity, WisdomTree International Hedged Quality Dividend Growth Fund, WisdomTree Japan Hedged Equity Fund and WisdomTree Japan Hedged SmallCap Equity Fund (collectively referred to as the “Funds”), (six of the funds constituting WisdomTree Trust (the “Trust”)), including the schedules of investments, as of March 31, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting WisdomTree Trust) at March 31, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the WisdomTree Trust	Statement of operations	Statements of changes in net assets	Financial highlights

WisdomTree Europe Hedged Equity Fund

WisdomTree Europe Hedged SmallCap Equity Fund

WisdomTree International Hedged Quality Dividend Growth Fund

WisdomTree Japan Hedged Equity Fund

WisdomTree Japan Hedged SmallCap Equity Fund

	For the year ended March 31, 2025	For each of the two years in the period ended March 31, 2025	For each of the five years in the period ended March 31, 2025
WisdomTree India Hedged Equity	For the period May 9, 2024 (commencement of operations) through March 31, 2025

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more WisdomTree investment companies since 2006.

New York, New York
May 30, 2025

62    WisdomTree Trust

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year or period ended March 31, 2025, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2026.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2025, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Europe Hedged Equity Fund	42,696,579
Europe Hedged SmallCap Equity Fund	1,464,359
India Hedged Equity Fund	—
International Hedged Quality Dividend Growth Fund	50,859,826
Japan Hedged Equity Fund	94,867,809
Japan Hedged SmallCap Equity Fund	2,257,537

The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries during the fiscal year ended March 31, 2025. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
Europe Hedged Equity Fund	60,007,521	4,856,458
Europe Hedged SmallCap Equity Fund	2,415,208	178,378
India Hedged Equity Fund	1,027,371	208,725
International Hedged Quality Dividend Growth Fund	59,527,650	4,780,821
Japan Hedged Equity Fund	96,667,754	10,572,561
Japan Hedged SmallCap Equity Fund	2,336,479	252,832

WisdomTree Trust    63

Additional Information (unaudited)

Item 8 of Form N-CSR: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9 of Form N-CSR: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10 of Form N-CSR: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Name of Trustee	Board Compensation
Interested Trustee
Jonathan Steinberg	$ 0
Independent Trustees
David G. Chrencik	406,282
Phillip G. Goff	369,377
Joel Goldberg	424,750
Toni Massaro	387,815
Melinda A. Raso Kirstein	406,282
Victor Ugolyn	554,021

Item 11 of Form N-CSR: Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not applicable.
64    WisdomTree Trust

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Dividends are not guaranteed, and a company currently paying dividends may cease paying dividends at any time. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by the Shareholder Reports that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The Registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President (principal executive officer)
Date: June 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President (principal executive officer)

Date: June 9, 2025

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer (principal financial officer)

Date: June 9, 2025